    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.

                                                              FILE NO. 033-53692

                                                                     811-3072-03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 35                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 149                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-3585

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on April 30, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        NOTICE TO EXISTING POLICY OWNERS

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of April 30, 2012. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG VARIABLE LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: APRIL 30, 2012


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information about Series I of Stag Variable Life insurance Policy. Policy owners should note that the options, features and charges of the Policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Policy. Some Policy features may not be available in some states.



Stag Variable Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The Policy is a flexible premium variable life insurance Policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.


X Variable, because the value of your life insurance Policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and The Universal Institutional Funds, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance Policy with this Policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.


This life insurance Policy IS NOT:


-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      12
  The Company                                                                 12
  The Separate Account                                                        12
  The Funds                                                                   12
CHARGES AND DEDUCTIONS                                                        19
YOUR POLICY                                                                   21
PREMIUMS                                                                      30
DEATH BENEFITS AND POLICY VALUES                                              33
MAKING WITHDRAWALS FROM YOUR POLICY                                           34
LOANS                                                                         35
LAPSE AND REINSTATEMENT                                                       36
FEDERAL TAX CONSIDERATIONS                                                    37
LEGAL PROCEEDINGS                                                             43
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        43
FINANCIAL INFORMATION                                                         43
GLOSSARY OF SPECIAL TERMS                                                     44
WHERE YOU CAN FIND MORE INFORMATION                                           46
STATEMENT OF ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the Policy and the principal risks of purchasing the Policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct Policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.




FLEXIBILITY -- The Policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.



DEATH BENEFIT -- While the Policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of three death benefit options:


-   LEVEL OPTION: The death benefit equals the current Face Amount.


- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your Policy.


- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your Policy under certain circumstances.



GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.



INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your Policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.



PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the Policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.



RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the Policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."



RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your Policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance Policy offered by us on the life of the insured.



SURRENDER -- You may surrender your Policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.



LOANS -- You may use this Policy as collateral to obtain a loan from Us.



NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your Policy to pay for the monthly charges we deduct. Since this is a variable life Policy, values of your Policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your Policy will lapse if the value of your Policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the Policy will not lapse, regardless of the investment performance of the Underlying Funds. If you take a loan on your Policy, the No-Lapse Guarantee will not protect the Policy from lapsing if there is Policy Indebtedness. Therefore, you should carefully consider the impact of taking Policy loans during the No-Lapse Guarantee Period. (See "Lapse and Reinstatement" for more information).



SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the Policy over a period of time by using one of several settlement options.



OPTIONAL COVERAGE -- You may add other coverages to your Policy. See "Your Policy -- Other Benefits."



TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the Policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

4

-------------------------------------------------------------------------------

RISKS OF YOUR POLICY


This is a brief description of the principal risks of the Policy.



INVESTMENT PERFORMANCE -- The value of your Policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your Policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on Policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.



UNSUITABLE FOR SHORT-TERM SAVINGS -- The Policy is designed for long term financial planning. You should not purchase the Policy if you will need the premium payment in a short time period.



RISK OF LAPSE -- Your Policy could terminate if the value of the Policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the Policy from terminating.



WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of Policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.


LOANS -- Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.



ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the Policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your Policy may become a modified endowment Policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the Policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your Policy becomes a modified endowment Policy. See "Federal Tax Considerations."



TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this Policy.



CREDIT RISK -- Any Death Benefit guarantee products by the Policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

-------------------------------------------------------------------------------

FEE TABLES


The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, take a withdrawal or transfer cash value between investment options.


TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge: 50% of each premium payment. (1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge      When you surrender your Policy during     Maximum Charge: Up to 110% of your scheduled premium.
                      the first nine Policy years.
                      If your Policy lapses.
Face Amount Increase  For each unscheduled increase in Face     Maximum Charge: $100.
Fee                   Amount.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $50 per withdrawal.


(1) In Policy Years 2-10, the maximum Front-end Sales load is 11% and in Policy Years 11+, the maximum Front-end Sales load is 3%.

*   Not currently being assessed.

6

-------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.031 per $1,000 of the net amount at risk for a 9-year-old female non-nicotine with a Guarantee Period of 10 Policy years.
                                                                Maximum Charge
                                                                $3.31142 per $1,000 of the net amount at risk for an 80-year-old male nicotine with a Guarantee Period of 1 Policy year.
                                                                Charge for a representative insured
                                                                $0.109 per $1,000 of the net amount at risk for a 44-year-old male non-nicotine with a Guarantee Period of 10 Policy years.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             0.60% (annualized) of the Account Value if a 10 Policy year
(1)                                                             Guarantee Period is elected
                                                                Maximum Charge
                                                                0.1167% per month of the Account Value if a 1 Policy year Guarantee
                                                                Period is elected
                                                                Charge for a representative insured
                                                                0.05% per month of the Account Value with a 10 Policy year Guarantee
                                                                Period election
Issue Charge (1)      Monthly.                                  Minimum Charge
                                                                $0.20 per $1,000 of the Initial Face Amount (not to exceed $37.50)
                                                                for any insured age 0.
                                                                Maximum Charge
                                                                $0.85 per $1,000 of the Initial Face Amount (not to exceed $54.17)
                                                                for any insured age 80.
                                                                Charge for a representative insured
                                                                $0.495 per $1,000 of the Initial Face Amount (not to exceed $53.33)
                                                                for a 44-year-old male non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $8.33 during the Guarantee Period
Charge                                                          $12.00 after the Guarantee Period
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 4% (2)
                      Policy.
Maturity Date         Monthly.                                  Maximum Charge: No Charge.
Extension Rider
Deduction Amount      Monthly.                                  Minimum Charge:
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 10-year-old male.
                                                                Maximum Charge:
                                                                33.3% of the monthly deduction amount for a 55-year-old female.
                                                                Charge for a representative insured:
                                                                9.0% of the monthly deduction amount for a 44-year-old male.
Accidental Death      Monthly.                                  Minimum Charge:
Benefit Rider (1)                                               0.083 per $1,000 of the Accidental Death Benefit Amount for a
                                                                10-year-old.
                                                                Maximum Charge:
                                                                0.18 per $1,000 of the Accidental Death Benefit Amount for a
                                                                60-year-old.
                                                                Charge for a representative insured:
                                                                $0.108 per $1,000 of the Accidental Death Benefit Amount for a
                                                                44-year-old.
Waiver of Scheduled   Each time you elect to waive the          Maximum Charge
Premium Option Rider  scheduled premium.                        11% of the waived scheduled Premiums. There is no charge to add the rider to your Policy


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) Loan Accounts are credited with interest at an annual rate of 2% for the first ten Policy years. Thereafter, the rate will be 3%. Preferred Loan Accounts are credited with interest at an annual rate of 4%.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES


Each Subaccount purchases shares of the corresponding Underlying Fund at net asset value. The net asset value of an Underlying Fund reflects the investment advisory fees and other expenses of the Underlying Fund that are deducted from the assets in that Underlying Fund. These Underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2011.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.33%              1.40%
[expenses that are deducted from Underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each Underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2011. Actual fees and expenses for the Underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each Underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                           0.92%              N/A             0.30%           0.12%
 Invesco V.I. Core Equity Fund --
  Series I                                   0.61%              N/A             0.28%             N/A
 Invesco V.I. International Growth
  Fund -- Series I                           0.71%              N/A             0.32%             N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                0.73%              N/A             0.30%             N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                   0.74%              N/A             0.32%             N/A
 Invesco Van Kampen V.I. American
  Franchise Fund -- Series I                 0.67%              N/A             0.28%             N/A
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                               0.56%            0.25%             0.24%             N/A
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                    0.75%              N/A             0.33%             N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                    0.72%            0.25%             0.25%             N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio --Class B                 0.75%            0.25%             0.19%             N/A
 AllianceBernstein VPS International
  Value Portfolio --Class B                  0.75%            0.25%             0.07%             N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B                 0.75%            0.25%             0.08%             N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                 0.30%            0.25%             0.01%             N/A
 American Funds Blue Chip Income and
  Growth Fund -- Class 2                     0.41%            0.25%             0.01%             N/A
 American Funds Bond Fund --Class 2          0.36%            0.25%             0.02%             N/A

                                                                           TOTAL ANNUAL
                                                         CONTRACTUAL           FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR           EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT       FEE WAIVER
--------------------------------------  ---------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                           1.34%           0.60%           0.74%  (1)
 Invesco V.I. Core Equity Fund --
  Series I                                   0.89%             N/A           0.89%  (2)
 Invesco V.I. International Growth
  Fund -- Series I                           1.03%             N/A           1.03%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                1.03%             N/A           1.03%  (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                   1.06%             N/A           1.06%  (2)
 Invesco Van Kampen V.I. American
  Franchise Fund -- Series I                 0.95%           0.05%           0.90%  (3)(5)
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                               1.05%           0.08%           0.97%  (4)
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                    1.08%             N/A           1.08%  (3)(5)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                    1.22%             N/A           1.22%  (6)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio --Class B                 1.19%             N/A           1.19%
 AllianceBernstein VPS International
  Value Portfolio --Class B                  1.07%             N/A           1.07%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B                 1.08%             N/A           1.08%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                 0.56%             N/A           0.56%
 American Funds Blue Chip Income and
  Growth Fund -- Class 2                     0.67%             N/A           0.67%
 American Funds Bond Fund --Class 2          0.63%             N/A           0.63%

8

-------------------------------------------------------------------------------



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                    0.53%            0.25%             0.02%             N/A
 American Funds Global Small
  Capitalization Fund -- Class 2             0.70%            0.25%             0.04%             N/A
 American Funds Growth Fund --Class 2        0.32%            0.25%             0.02%             N/A
 American Funds Growth-Income Fund --
  Class 2                                    0.27%            0.25%             0.01%             N/A
 American Funds International Fund --
  Class 2                                    0.49%            0.25%             0.04%             N/A
 American Funds New World Fund --
  Class 2                                    0.73%            0.25%             0.05%             N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                 0.51%              N/A             0.13%             N/A
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2               0.56%            0.25%             0.09%             N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                 0.46%              N/A             0.10%             N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2               0.46%            0.25%             0.10%             N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                 N/A            0.25%               N/A           0.56%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                 N/A            0.25%               N/A           0.60%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                 N/A            0.25%               N/A           0.65%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                            0.56%            0.25%             0.10%             N/A
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                              0.71%              N/A             0.14%             N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                    0.45%            0.25%             0.02%             N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                            0.50%            0.25%             0.16%           0.01%
 Franklin Strategic Income Securities
  Fund -- Class 1                            0.35%              N/A             0.26%           0.01%
 Mutual Global Discovery Securities
  Fund -- Class 2                            0.80%            0.25%             0.17%             N/A
 Mutual Shares Securities Fund --
  Class 2                                    0.60%            0.25%             0.13%             N/A
 Templeton Foreign Securities Fund --
  Class 2                                    0.64%            0.25%             0.15%           0.01%
 Templeton Global Bond Securities Fund
  -- Class 2                                 0.46%            0.25%             0.10%             N/A
 Templeton Growth Securities Fund --
  Class 2                                    0.74%            0.25%             0.04%             N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                           0.61%              N/A             0.05%             N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                       0.45%              N/A             0.03%             N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA       0.61%              N/A             0.03%             N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                           0.63%              N/A             0.04%             N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.71%              N/A             0.03%             N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.64%              N/A             0.03%             N/A
 Hartford Global Growth HLS Fund --
  Class IA                                   0.74%              N/A             0.06%             N/A

                                                                           TOTAL ANNUAL
                                                         CONTRACTUAL           FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR           EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT       FEE WAIVER
--------------------------------------  ---------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                    0.80%             N/A           0.80%
 American Funds Global Small
  Capitalization Fund -- Class 2             0.99%             N/A           0.99%
 American Funds Growth Fund --Class 2        0.59%             N/A           0.59%
 American Funds Growth-Income Fund --
  Class 2                                    0.53%             N/A           0.53%
 American Funds International Fund --
  Class 2                                    0.78%             N/A           0.78%
 American Funds New World Fund --
  Class 2                                    1.03%             N/A           1.03%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                 0.64%             N/A           0.64%  (7)
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2               0.90%             N/A           0.90%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                 0.56%             N/A           0.56%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2               0.81%             N/A           0.81%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                 N/A             N/A           0.81%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                 N/A             N/A           0.85%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                 N/A             N/A           0.90%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                            0.91%             N/A           0.91%
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                              0.85%             N/A           0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                    0.72%             N/A           0.72%  (9)
 Franklin Small Cap Value Securities
  Fund -- Class 2                            0.92%             N/A           0.92%  (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                            0.62%           0.01%           0.61%  (8)
 Mutual Global Discovery Securities
  Fund -- Class 2                            1.22%             N/A           1.22%
 Mutual Shares Securities Fund --
  Class 2                                    0.98%             N/A           0.98%
 Templeton Foreign Securities Fund --
  Class 2                                    1.05%             N/A           1.05%  (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                 0.81%             N/A           0.81%  (9)
 Templeton Growth Securities Fund --
  Class 2                                    1.03%             N/A           1.03%  (9)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                           0.66%             N/A           0.66%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                       0.48%             N/A           0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA       0.64%             N/A           0.64%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                           0.67%             N/A           0.67%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.74%             N/A           0.74%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.67%             N/A           0.67%
 Hartford Global Growth HLS Fund --
  Class IA                                   0.80%             N/A           0.80%

-------------------------------------------------------------------------------



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
 Hartford Global Research HLS Fund --
  Class IA                                   0.90%              N/A             0.13%             N/A
 Hartford High Yield HLS Fund --Class
  IA                                         0.69%              N/A             0.05%             N/A
 Hartford Index HLS Fund -- Class IA         0.30%              N/A             0.03%             N/A
 Hartford International Opportunities
  HLS Fund -- Class IA                       0.67%              N/A             0.06%             N/A
 Hartford MidCap HLS Fund --Class IA         0.68%              N/A             0.03%             N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.79%              N/A             0.04%             N/A
 Hartford Money Market HLS Fund --
  Class IA                                   0.40%              N/A             0.02%             N/A
 Hartford Small Company HLS Fund --
  Class IA                                   0.68%              N/A             0.03%             N/A
 Hartford Stock HLS Fund -- Class IA         0.47%              N/A             0.03%             N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.46%              N/A             0.03%             N/A
 Hartford Value HLS Fund -- Class IA         0.72%              N/A             0.03%             N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                0.50%              N/A             0.43%             N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                      0.75%              N/A             0.48%             N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.50%              N/A             0.42%             N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.75%              N/A             0.07%             N/A
 MFS(R) New Discovery Series --
  Initial Class                              0.90%              N/A             0.08%             N/A
 MFS(R) Research Bond Series --
  Initial Class                              0.50%              N/A             0.07%             N/A
 MFS(R) Total Return Series --Initial
  Class                                      0.75%              N/A             0.06%             N/A
 MFS(R) Value Series -- Initial Class        0.74%              N/A             0.06%             N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                  0.68%            0.25%             0.12%             N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                          0.65%            0.25%             0.11%             N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                             0.66%            0.25%             0.12%             N/A
 Oppenheimer Main Street Small-& Mid-
  Cap Fund(R)/VA --Service Shares            0.69%            0.25%             0.14%             N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                0.63%            0.25%             0.35%             N/A
 Putnam VT Diversified Income Fund --
  Class IA                                   0.55%              N/A             0.21%             N/A
 Putnam VT Diversified Income Fund --
  Class IB                                   0.55%            0.25%             0.21%             N/A
 Putnam VT Equity Income Fund --Class
  IA                                         0.48%              N/A             0.16%           0.05%
 Putnam VT Equity Income Fund --Class
  IB                                         0.48%            0.25%             0.16%           0.05%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                0.53%              N/A             0.21%             N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IA                           0.60%              N/A             0.28%             N/A
 Putnam VT Global Equity Fund --Class
  IA                                         0.70%              N/A             0.22%             N/A
 Putnam VT Global Health Care Fund --
  Class IA                                   0.63%              N/A             0.21%             N/A
 Putnam VT Global Utilities Fund - -
  Class IA                                   0.63%              N/A             0.20%             N/A
 Putnam VT Growth and Income Fund --
  Class IA                                   0.48%              N/A             0.15%             N/A

                                                                           TOTAL ANNUAL
                                                         CONTRACTUAL           FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR           EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT       FEE WAIVER
--------------------------------------  ---------------------------------------------------
 Hartford Global Research HLS Fund --
  Class IA                                   1.03%             N/A           1.03%
 Hartford High Yield HLS Fund --Class
  IA                                         0.74%             N/A           0.74%
 Hartford Index HLS Fund -- Class IA         0.33%             N/A           0.33%
 Hartford International Opportunities
  HLS Fund -- Class IA                       0.73%             N/A           0.73%
 Hartford MidCap HLS Fund --Class IA         0.71%             N/A           0.71%
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.83%             N/A           0.83%
 Hartford Money Market HLS Fund --
  Class IA                                   0.42%             N/A           0.42%
 Hartford Small Company HLS Fund --
  Class IA                                   0.71%             N/A           0.71%
 Hartford Stock HLS Fund -- Class IA         0.50%             N/A           0.50%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.49%             N/A           0.49%
 Hartford Value HLS Fund -- Class IA         0.75%             N/A           0.75%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                0.93%           0.03%           0.90%  (10)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                      1.23%           0.08%           1.15%  (10)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.92%             N/A           0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.82%             N/A           0.82%
 MFS(R) New Discovery Series --
  Initial Class                              0.98%             N/A           0.98%
 MFS(R) Research Bond Series --
  Initial Class                              0.57%             N/A           0.57%
 MFS(R) Total Return Series --Initial
  Class                                      0.81%           0.03%           0.78%  (11)
 MFS(R) Value Series -- Initial Class        0.80%             N/A           0.80%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                  1.05%             N/A           1.05%  (12)(13)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                          1.01%             N/A           1.01%  (12)(13)
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                             1.03%             N/A           1.03%  (12)(13)
 Oppenheimer Main Street Small-& Mid-
  Cap Fund(R)/VA --Service Shares            1.08%             N/A           1.08%  (12)(13)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                1.23%           0.04%           1.19%  (14)
 Putnam VT Diversified Income Fund --
  Class IA                                   0.76%             N/A           0.76%
 Putnam VT Diversified Income Fund --
  Class IB                                   1.01%             N/A           1.01%
 Putnam VT Equity Income Fund --Class
  IA                                         0.69%             N/A           0.69%
 Putnam VT Equity Income Fund --Class
  IB                                         0.94%             N/A           0.94%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                0.74%             N/A           0.74%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                           0.88%             N/A           0.88%
 Putnam VT Global Equity Fund --Class
  IA                                         0.92%             N/A           0.92%
 Putnam VT Global Health Care Fund --
  Class IA                                   0.84%             N/A           0.84%
 Putnam VT Global Utilities Fund - -
  Class IA                                   0.83%             N/A           0.83%
 Putnam VT Growth and Income Fund --
  Class IA                                   0.63%             N/A           0.63%

10

-------------------------------------------------------------------------------



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund --Class IA        0.57%              N/A             0.17%             N/A
 Putnam VT Income Fund -- Class IA           0.40%              N/A             0.18%             N/A
 Putnam VT International Equity Fund
  -- Class IA                                0.70%              N/A             0.17%             N/A
 Putnam VT International Growth Fund
  -- Class IA                                0.93%              N/A             0.33%             N/A
 Putnam VT International Value Fund --
  Class IA                                   0.70%              N/A             0.23%             N/A
 Putnam VT Investors Fund -- Class IA        0.56%              N/A             0.17%             N/A
 Putnam VT Money Market Fund --Class
  IA                                         0.29%              N/A             0.17%             N/A
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                   0.56%              N/A             0.16%             N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                   0.63%            0.25%             0.15%           0.11%
 Putnam VT Voyager Fund -- Class IA          0.56%              N/A             0.16%             N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio --Class
  II                                         0.75%            0.35%             0.30%             N/A

                                                                           TOTAL ANNUAL
                                                         CONTRACTUAL           FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR           EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT       FEE WAIVER
--------------------------------------  ---------------------------------------------------
 Putnam VT High Yield Fund --Class IA        0.74%             N/A           0.74%
 Putnam VT Income Fund -- Class IA           0.58%             N/A           0.58%
 Putnam VT International Equity Fund
  -- Class IA                                0.87%             N/A           0.87%
 Putnam VT International Growth Fund
  -- Class IA                                1.26%           0.02%           1.24%  (14)
 Putnam VT International Value Fund --
  Class IA                                   0.93%             N/A           0.93%
 Putnam VT Investors Fund -- Class IA        0.73%             N/A           0.73%
 Putnam VT Money Market Fund --Class
  IA                                         0.46%             N/A           0.46%
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                   0.72%             N/A           0.72%
 Putnam VT Small Cap Value Fund --
  Class IB                                   1.14%             N/A           1.14%
 Putnam VT Voyager Fund -- Class IA          0.72%             N/A           0.72%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio --Class
  II                                         1.40%           0.25%           1.15%  (15)



NOTES



(1) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.



(3) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.



(4) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.



(5) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.90% for the Invesco Van Kampen V.I. American Franchise Fund and 1.09% for the Invesco Van Kampen V.I. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



(6) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.



(7) The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is

-------------------------------------------------------------------------------


     in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.



(8) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) For the period May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that total net annual operating expenses do not exceed an annualized rate of 0.90% for the Lord Abbett Bond-Debenture Portfolio, 1.15% for the Lord Abbett Capital Structure Portfolio, 0.95% for the Lord Abbett Classic Stock Portfolio and 1.15% for the Lord Abbett Fundamental Equity Portfolio. This agreement may be terminated only upon the Fund's Board of Directors.



(11) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.



(12) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid- Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA and 1.25% for the Oppenheimer Global Securities Fund/VA.



(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.



(14) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with the approval of the Board of Trustees.



(15) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed the following expense caps. 1.47% for UIF Emerging Markets Equity Portfolio -- Class II, 1.20% for UIF Global Franchise Portfolio -- Class II, 1.15% for UIF Mid Cap Growth Portfolio -- Class II and 1.25% for UIF Small Company Growth Portfolio -- Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

12

-------------------------------------------------------------------------------

ABOUT US

THE COMPANY

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each Underlying Fund has different investment objectives, each is subject to different risks.



The underlying Funds may not be available in all states.


You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-Accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation Fund -- Series I  Total return with a low to moderate  Invesco Advisers, Inc.
                                                         correlation to traditional
                                                         financial market indices
 Invesco V.I. Core Equity Fund -- Series I               Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund -- Series I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Mid Cap Core Equity Fund -- Series I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Small Cap Equity Fund -- Series I          Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco Van Kampen V.I. American Franchise Fund --      Seeks capital growth                 Invesco Advisers, Inc.
  Series I (1)
 Invesco Van Kampen V.I. Comstock Fund -- Series II      Seeks capital growth and income      Invesco Advisers, Inc.
                                                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into common
                                                         and preferred stocks
 Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series
  I
 Invesco Van Kampen V.I. U.S. Mid Cap Value Fund --      Above-average total return over a    Invesco Advisers, Inc.
  Series II (2)                                          market cycle of three to five years
                                                         by investing in common stocks and
                                                         other equity securities

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS International Growth Portfolio    Seeks long-term growth of capital    AllianceBernstein, L.P.
  -- Class B
 AllianceBernstein VPS International Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
 AllianceBernstein VPS Small/Mid Cap Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund -- Class 2         Seeks high total return, including   Capital Research and Management
                                                         income and capital gains,            Company
                                                         consistent with the preservation of
                                                         capital over the long term by
                                                         investing in a diversified
                                                         portfolio of common stocks and
                                                         fixed-income securities.
 American Funds Blue Chip Income and Growth Fund --      Seeks to produce income exceeding    Capital Research and Management
  Class 2                                                the average yield on U.S. stocks     Company
                                                         generally and to provide an
                                                         opportunity for growth of principal
                                                         consistent with sound common stock
                                                         investing through investments in
                                                         dividend-paying quality common
                                                         stocks.
 American Funds Bond Fund -- Class 2                     Seeks a high level of current        Capital Research and Management
                                                         income as is consistent with         Company
                                                         preservation of capital by
                                                         investing primarily in bonds.
 American Funds Global Growth Fund -- Class 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located around
                                                         the world.
 American Funds Global Small Capitalization Fund --      Seeks growth of capital over time    Capital Research and Management
  Class 2                                                by investing primarily in stocks of  Company
                                                         smaller companies located around
                                                         the world.
 American Funds Growth Fund -- Class 2                   Seeks to provide long-term growth    Capital Research and Management
                                                         of capital.                          Company
 American Funds Growth-Income Fund -- Class 2            Seeks capital growth and income      Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         U.S. common stocks or other
                                                         securities that demonstrate the
                                                         potential for capital appreciation
                                                         and/or dividends.
 American Funds International Fund -- Class 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located outside
                                                         the United States, including in
                                                         emerging and developing countries.
 American Funds New World Fund -- Class 2                Seeks long-term growth of capital    Capital Research and Management
                                                         by investing primarily in stocks     Company
                                                         and bonds of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 Fidelity(R) VIP Asset Manager Portfolio -- Initial      Seeks to obtain high total return    Fidelity Management & Research
  Class+                                                 with reduced risk over the long      Company
                                                         term by allocating its assets among  Sub-advised by FMR Co., Inc. and
                                                         stocks, bonds, and short-term        other Fidelity affiliates
                                                         instruments

14

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund(R) Portfolio -- Service      Seeks long-term capital              Fidelity Management & Research
  Class 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio -- Initial      Seeks reasonable income. Fund will   Fidelity Management & Research
  Class                                                  also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio -- Service      Seeks reasonable income. Fund will   Fidelity Management & Research
  Class 2                                                also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital    Fidelity Management & Research
                                                                                              Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio -- Initial Class+    Seeks long-term growth of capital    Fidelity Management & Research
                                                                                              Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income Securities Fund -- Class 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation
 Franklin Small Cap Value Securities Fund -- Class 2     Seeks long-term total return         Franklin Advisory Services, LLC
 Franklin Strategic Income Securities Fund -- Class 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 Mutual Global Discovery Securities Fund -- Class 2      Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 Mutual Shares Securities Fund -- Class 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 Templeton Foreign Securities Fund -- Class 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 Templeton Global Bond Securities Fund -- Class 2        Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd. and Franklin
                                                                                              Templeton Investments (Asia)
                                                                                              Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -- Class IA      Seeks capital appreciation           HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford U.S. Government Securities HLS Fund -- Class   Seeks to maximize total return       HL Investment Advisors, LLC
  IA                                                     while providing shareholders with a  Sub-advised by Wellington
                                                         high level of current income         Management Company, LLP
                                                         consistent with prudent investment
                                                         risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA                  Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Capital Appreciation HLS Fund -- Class IA      Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Disciplined Equity HLS Fund -- Class IA        Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class IA       Seeks a high level of current        HL Investment Advisors, LLC
                                                         income consistent with growth of     Sub-advised by Wellington
                                                         capital                              Management Company, LLP
 Hartford Global Growth HLS Fund -- Class IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Global Research HLS Fund -- Class IA           Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford High Yield HLS Fund -- Class IA                Seeks to provide high current        HL Investment Advisors, LLC
                                                         income, and long-term return         Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Index HLS Fund -- Class IA                     Seeks to provide investment results  HL Investment Advisors, LLC
                                                         which approximate the price and      Sub-advised by Hartford Investment
                                                         yield performance of publicly        Management Company
                                                         traded common stocks in the
                                                         aggregate.
 Hartford International Opportunities HLS Fund -- Class  Seeks long-term growth of capital    HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford MidCap HLS Fund -- Class IA (a)                Seeks long-term growth of capital    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford MidCap Value HLS Fund -- Class IA (a)          Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Money Market HLS Fund -- Class IA*             Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company

16

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS Fund -- Class IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Stock HLS Fund -- Class IA                     Seeks long-term growth of capital    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA         Seeks a competitive total return,    HL Investment Advisors, LLC
                                                         with income as a secondary           Sub-advised by Wellington
                                                         objective                            Management Company, LLP
 Hartford Value HLS Fund -- Class IA                     Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -- Class VC        Seeks high current income and the    Lord, Abbett & Co. LLC
                                                         opportunity for capital
                                                         appreciation to produce a high
                                                         total return
 Lord Abbett Capital Structure Portfolio -- Class VC     Seeks current income and capital     Lord, Abbett & Co. LLC
                                                         appreciation
 Lord Abbett Growth and Income Portfolio -- Class VC     Seeks long-term growth of capital    Lord, Abbett & Co. LLC
                                                         and income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series -- Initial Class          Seeks capital appreciation           MFS Investment Management
 MFS(R) New Discovery Series -- Initial Class            Seeks capital appreciation           MFS Investment Management
 MFS(R) Research Bond Series -- Initial Class            Total return with an emphasis on     MFS Investment Management
                                                         current income, but also
                                                         considering capital appreciation
 MFS(R) Total Return Series -- Initial Class             Seeks total return                   MFS Investment Management
 MFS(R) Value Series -- Initial Class                    Seeks capital appreciation           MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation Fund/VA -- Service     Seeks to achieve capital             OppenheimerFunds, Inc.
  Shares                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 Oppenheimer Global Securities Fund/VA -- Service        Seeks long-term capital              OppenheimerFunds, Inc.
  Shares                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities
 Oppenheimer Main Street Fund(R)/VA -- Service Shares    Seeks a high total return            OppenheimerFunds, Inc.
 Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA    Seeks capital appreciation           OppenheimerFunds, Inc.
  -- Service Shares
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund -- Class IB        Long term growth of capital          Putnam Investment Management, LLC

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund -- Class IA (+)       As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 Putnam VT Diversified Income Fund -- Class IB           As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 Putnam VT Equity Income Fund -- Class IA+               Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT Equity Income Fund -- Class IB                Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT George Putnam Balanced Fund -- Class IA+      A balanced investment composed of a  Putnam Investment Management, LLC well diversified portfolio of
                                                         stocks and bonds which produce both
                                                         capital growth and current income
 Putnam VT Global Asset Allocation Fund -- Class IA+     Long-term return consistent with     Putnam Investment Management, LLC
                                                         preservation of capital              Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class IA                Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund -- Class IA+          Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund -- Class IA+            Capital growth and current income    Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund -- Class IA            Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT High Yield Fund -- Class IA                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent
                                                         with achieving high current income
 Putnam VT Income Fund -- Class IA                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 Putnam VT International Equity Fund -- Class IA         Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT International Growth Fund -- Class IA+        Long-term capital appreciation       Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT International Value Fund -- Class IA+         Capital growth. Current income is a  Putnam Investment Management, LLC
                                                         secondary objective                  Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA+                   Long-term growth of capital and any  Putnam Investment Management, LLC increased income that results from
                                                         this growth
 Putnam VT Money Market Fund -- Class IA+*               As high a rate of current income as  Putnam Investment Management, LLC
                                                         Putnam Management believes is
                                                         consistent with preservation of
                                                         capital and maintenance of
                                                         liquidity
 Putnam VT Multi-Cap Growth Fund -- Class IA             Long-term capital appreciation       Putnam Investment Management, LLC
 Putnam VT Small Cap Value Fund -- Class IB              Capital appreciation                 Putnam Investment Management, LLC
 Putnam VT Voyager Fund -- Class IA                      Capital appreciation                 Putnam Investment Management, LLC

18

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class II                Seeks long-term capital growth by    Morgan Stanley Investment
                                                         investing primarily in common        Management Inc.
                                                         stocks and other equity securities



+    Closed to new and subsequent Premium Payments and transfers of Policy
     Value.




* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.



(a) Closed to all premium payments and transfers of account value for all Policies issued on or after 8/2/2004.



NOTES



(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund -- Series I



(2) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Underlying Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.



VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each Sub-Account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the Policy Owner may give instructions as of the record date for a Fund's shareholder meeting.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees

-------------------------------------------------------------------------------

under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


We deduct a front-end sales load from each premium you pay. The front-end sales load may by used to cover expenses related to the sale and distribution of the policies. The front-end sales load is based on:


-   the level of scheduled premiums;

-   the length of the Guarantee Period; and

-   the amount of any unscheduled premiums paid.

The maximum front-end sales load is:


-   50% in the first Policy year;



-   11% in Policy years 2 through 10;



-   3% in Policy years 11 and on.

20

-------------------------------------------------------------------------------


For all Guarantee Periods, the maximum amount of premiums paid in any Policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first Policy year subject to a front-end sales load is the Scheduled Premium.



The actual schedule of front-end sales loads for any given Policy is specified in that Policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a Policy with a One year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.


TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

Deductions opy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the issue charge;

-   the charge for the cost of insurance;

-   the charges for additional benefits provided by rider, if any;

-   the monthly administrative fee; and

-   the mortality and expense risk charge.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female Unismoke Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each Policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.



Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Policy loans and death benefit changes to the Face Amount.



RIDER CHARGE -- If your Policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."


MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month


Additionally, we assess a monthly charge in the first Policy year to compensate us for the up-front costs of underwriting and issuing a Policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:


                                                          MAXIMUM
                                                          MONTHLY
 ISSUE AGE   MONTHLY FIRST POLICY YEAR ISSUE CHARGE       AMOUNT
----------------------------------------------------------------------
    25       $8.33 plus $.0333 per $1,000 of IFA*          $50.00
    35       $8.33 plus $.0375 per $1,000 of IFA           $54.17
    45       $8.33 plus $.0417 per $1,000 of IFA           $62.50
    55       $8.33 plus $.0625 per $1,000 of IFA           $62.50
    65       $8.33 plus $.0708 per $1,000 of IFA           $62.50

*   "IFA" refers to initial Face Amount

-------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


During the first 20 Policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For Policy years 1 through 20, the mortality and expense risk charge rate ranges from 0.1167% monthly for a Policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to 0.05% monthly on a Policy with a ten-year Guarantee Period. After Policy year 20, the mortality and expense risk charge rate for all policies is expected to equal 0.05% monthly. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during Policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of 0.075% monthly. There are other contractual charges that are higher for longer Guarantee Periods.



The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.



SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your Policy lapses or is surrendered during the first nine Policy years. The amount of such surrender charge in the first Policy year is established by us based on the premiums paid during the first Policy year and the length of the Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each Policy year until it reaches zero during the tenth Policy year.



Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.



The schedule of surrender charges for a Policy is set forth in that Policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.


CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS


POLICY OWNER, OR "YOU" -- As long as your Policy is in force, you may exercise all rights under the Policy while the insured is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the Policy is issued. You name the insured in the application of the Policy. The Policy Owner must have an insurable interest on the life of the insured in order for the Policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance Policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the Policy is issued. If there is not a valid insurable interest, the Policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your Policy. Until you notify us in writing, no assignment will be effective against your Policy. We are not responsible for the validity of any assignment.

22

-------------------------------------------------------------------------------

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;


-   any notifications required by the provisions of your Policy; and



- any other information required by the Insurance Department of the state where your Policy was delivered.



CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life Policy being considered abandoned property under state law, and remitted to the applicable state.



RIGHT TO EXAMINE A POLICY -- You have a limited right to re-turn your Policy for cancellation. You may deliver or mail the Policy to us or to the agent from whom it was purchased any time during your free look period.


FREE LOOK PERIOD

Your free look period begins on the day you receive your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.


If your Policy is replacing another Policy, your free look period and the amount paid to you upon the return of your Policy vary by state.


REPLACEMENTS


A "replacement" occurs when a new Policy is purchased and, in connection with the sale, an existing Policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance Policy or annuity contract involves the use of money obtained from the values of an existing life insurance Policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance Policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance Policy against a proposed Policy to determine whether a replacement is in your best interest.



OTHER POLICY PROVISIONS

INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.

Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.

The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.

SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.

If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

-------------------------------------------------------------------------------

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?


Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that Underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an Underlying Fund rather than buy new shares or sell shares of the Underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH POLICY YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow

24

-------------------------------------------------------------------------------

you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.


The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an Underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an Underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


UNDERLYING FUND TRADING POLICIES


Generally, you are subject to Underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading Policy. In certain instances, we have agreed to assist an Underlying Fund, to help monitor compliance with that Fund's trading Policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading Policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading Policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.


- "Excepted funds" such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of Policy. This type of Policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.


- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,


- Since we net all the purchases and redemptions for a particular Underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?


We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an Underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

-------------------------------------------------------------------------------


Separate Account investors could be prevented from purchasing Underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an Underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading Policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.


LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each Policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any Policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.


For Policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.


CHANGES TO CONTRACT OR SEPARATE ACCOUNT


MODIFICATION OF POLICY -- The only way the Policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.


SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.


SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.


OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment

26

-------------------------------------------------------------------------------

decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the Policy value of the liquidated fund to the current money market fund for each of these programs.



SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a Policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.



- DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and
    65. See Policy rider for more details.


- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident. The rider terminates following the insured's 70th birthday.


- INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance Policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:



    -   the original Policy has been in force for five years,


    -   the insured's attained age is less than 80, and


    - the Account Value of the original Policy is sufficient to "pay up" the new Policy under assumptions defined in the rider.



The face amount of the new Policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new Policy is based on the scheduled premium for the original Policy.


- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.


- WAIVER OF SPECIFIED AMOUNT DISABILITY RIDER -- If the insured becomes totally disabled, we will credit the Policy with a premium equal to the Specified Amount Disability Benefit as defined in your Policy, for as long as the insured remains totally disabled.



- WAIVER OF SCHEDULED PREMIUM OPTION RIDER -- We will waive the required scheduled premium each time this option is elected, subject to the conditions stated in the rider. Electing to waive the required scheduled premium under this rider may affect whether your Policy will terminate. In any year during the Guarantee Period that you elect this option, your Policy will not terminate if Indebtedness does not exceed the Cash Value. For more details, see "Lapse and Reinstatement."



POLICY SETTLEMENT OPTIONS



Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment.



SAFE HAVEN PROGRAM OPTION -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND

-------------------------------------------------------------------------------

ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


The Policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.


The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

-   Option A -- Surrender for Cash

-   Option B -- Continue as Extended Term Insurance

-   Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

-   a required scheduled premium is not paid by the end of the grace period; and

- the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.


You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your Policy is "special." If your Policy has no Cash Surrender Value, it will terminate at the end of the grace period.



The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a Policy will terminate, unless otherwise provided in the rider.


The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH


If you choose Option A, you must surrender your Policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the Policy will cease.


OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE


Option B is not available unless the insurance class shown in your Policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the Policy will cease.

28

-------------------------------------------------------------------------------

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE


If you choose Option C, your Policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your Policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.



If your Policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any Policy anniversary will not be less than the Cash Value on such Policy anniversary minus any Indebtedness.



BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the Policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the Policy to us. On the maturity date, the Policy will terminate and Hartford will have no further obligations under the Policy.


CLASS OF PURCHASERS


REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the Policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Policies. We pay compensation to HESCO for sales of the Policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").


We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of Policy or optional benefits sold.


We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 45% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 3.40%. We also pay an Expense Reimbursement Allowance. The maximum Expense Reimbursement Allowance in the first Policy Year is 40% of Target Premium. The maximum Expense Reimbursement Allowance in the first Policy Year is 0% for premiums in excess of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 3% of Target Premium and 0% on premiums above the Target Premium.


Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the Policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the Policy terminates prior to the policy's thirteenth month-a-versary.


Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

-------------------------------------------------------------------------------


ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the Policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life Policies.



In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2012, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIM Insurance, AXA Network LLC, Advanced Planning Services, Agency Two Insurance Marketing Group, American Mutual Insurance Services LLC, American Portfolios Financial Services, Ameriprise Financial Services Inc, Arvest Asset Management, Axa Advisors, LLC, BB&T Insurance Services Inc, BBVA Compass Insurance Agency Inc, Bancwest Investment Services Inc, Best Brokers Inc, BOSC Inc, Bryanmark Financial Group Inc, Byron Udell & Assoc Inc, CCO Investment Services Corp, CFP Inc, CT Solutions Ltd, Cadaret Grant & Co Inc, Cambridge Financial Services Inc, Cantella & Co Inc, Capital Financial Services Inc, Centaurus Financial Inc, Central Washington Insurance, Chase Investment Services, Citigroup Global Markets Inc, Clement Financial Services Inc, Comerica Securities Inc, Commerce Brokerage Services Inc, Commonwealth Financial Network, Connor & Gallagher Insurance Services, Consolidated Life Producers, Cornerstone Financial Group, Costanza Agency Inc, Crump Life Insurance Services Inc, Cuna Brokerage Services, Cuso Financial Services, DA Davidson & Co Inc, Delta Trust Investments Inc, Diversified Benefits Inc, Duey Financial Group LLC, Dumon Financial Group, Dynasty Insurance Services LLC, Edward D Jones & Co, Endow Inc, FPCM Securities LLC, FSC Securities Corp, Feinman Hillman & Associates, Fidelity Associate Financial, Fifth Third Securities Inc, Financial Advantage Services Inc, Financial Analysts Inc, Financial Network Investment Corporation, First Allied Securities, First American Insurance Uderwriting, First Heartland Capital Inc, Foresters Equity Services Inc, Freundt & Assoc Insurance Services, Frost Brokerage Services Inc, GSTLG Advisors LLC, GWN Securities Inc, Gallagher Benefit Services Inc, Genworth Financial Securities Corporation, Gibson Insurance, LLC, Gilford Securities Inc, Great Nation Investment Corporation, Gruber & Assoc Ltd, H Beck Inc, HD Vest Financial Services, HSBC Securities USA Inc, Harvey Financial Inc, Hornor Townsend Kent Inc, Howard Insurance Agency Inc, Huntington Investment Co, ILG First Meridian LLC, ING Financial Partners Inc, IWC Benefit Insurance Services Corporation, Independent Agents Inc, Infinity Wealth Management, Insurance Systems Inc, Invest Financial Corp, Investment Centers Of America, Investment Professionals Inc, J J B Hilliard W L Lyons LLC, Kerxton Insurnace Agency Inc, Key Investment Services LLC, LPL Financial Corporation, Legacy Benefits Group Inc, Legend Equities Corp, Life & Legacy Group LLC, Lincoln Financial Advisors, Lion Street, Lockton Financial Advisors LLC, M & T Securities Inc, M Holdings Securities, Inc., MML Investors Services Inc, Market Financial Group LTD, Marsh Financial Services, Mass Financial Services Insurance Agency Inc, McLeod Insurance Inc, Merrill Lynch & Co., Metlife Securities Inc, Mickelson Financial Services, Millers Insurance Agency Inc, Money Concepts Capital Corp, Morgan Keegan & Co Inc, MorganStanley SmithBarney LLC, Multi-Financial Securities Corporation, Murfee Meadows Inc, NFP Securities Inc, National Planning Corp, Navy Federal Brokerage Services LLC, Nelson Financial Group, New England Financial Services Inc, New World Financial & Insurance Services, New York Life Insurance Co Inc, Next Financial Group Inc, North Ridge Sec Corp, Northwestern Mutual, Omega Financial Corp, One Resource Group Corp, Oneamerica Securities Inc, Oppenheimer & Co., Inc., PFG Holding Inc, PG Financial LLC,

30

-------------------------------------------------------------------------------


Packerland Brokerage Services Inc, Paradigm Consulting Inc, Paulson Investment Co Inc, Power Group Company LLC, Premier America Credit Union, Prime Capital Services Inc, Primevest Financial Services Inc, Princor Financial Services Corporation, Prospera Financial Services, Purshe Kaplan Sterling Investments, Questar Capital Corp, R C Knox & Company Inc, R&M Smith Financial Partners Inc, RBC Wealth Management, Raymond James Financial Services, Redel Insurance Agency Inc, Riverstone Wealth Management Inc, Robert W Baird & Co Inc, Robinson Financial Group, Royal Alliance Associates, SAL Financial Services, SII Investments Inc, SWBC Ins Services Inc, Sagepoint Financial Inc, Salem Advisory Group LLC, Sammons Securities, Scott & Stringfellow, Securities America Inc, Smarr Financial Services Inc, Smith Brothers Insurance, Stephens Inc, Sterling Benefits Group, LLC, Stifel Nicolaus & Co Inc, StockCross Fncl Svcs Inc, Strand Atkinson Williams & York Inc, Summit Financial Group, Symetra Investment Services, The Leaders Group Inc, The ON Equity Sales Company, The Reilly Co LLC, Transamerica Financial Advisors Inc, Transworld Financial Group Inc, Trustmont Financial Group Inc, Twin Peaks LLC, UBS Financial Services Inc, US Bancorp Investments Inc, UnionBanc Investment Services, Uvest Financial Services Group Inc, VSR Financial Services Investment, WFG Investments Inc, WS Insurance Services LLC, Weaver Bros Insurance Assocociates, Wells Fargo Insurance Inc, Western Inter Sec Inc, White Oak Advisors Inc, Widener Insurance Agency Inc, Wilde Wealth Mgmt Inc, Windsor Insurance Associates, Inc., Woodbury Financial Services Inc, World Equity Group Inc, Wunderlich Securities Inc, Zenith Group LLC.


PREMIUMS


APPLICATION FOR A POLICY -- To purchase a Policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without your consent. The minimum initial premium is the amount required to keep the Policy in force for one month, but not less than $50.



Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. The Policy date is the date used to determine all future cyclical transactions on the Policy, such as Monthly Activity Date and Policy years.



PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to Policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.



During the Guarantee Period, Hartford will guarantee that your Policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your Policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."



SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The first scheduled premium is due on the Policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.



During the Guarantee Period, your Policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value. In any year during the Guarantee Period that you elect to waive the required scheduled premium under the Waiver of Scheduled Premium Option Rider, your Policy will not terminate due to insufficient Cash Value if Indebtedness does not exceed the Cash Value. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.



During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that Policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future Policy year. Your Policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future Policy years.

-------------------------------------------------------------------------------


For example, to determine whether or not non-payment of a scheduled premium in Policy year 2 would result in a lapse, you would compare the actual Account Value on the first Policy anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in Policy year 2 would not result in a lapse.



After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your Policy in force after the end of the Guarantee Period.




UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a Policy is in force.


You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:


- The minimum premium that we will accept is $50 or the amount required to keep the Policy in force.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.


In some cases, applying a subsequent premium payment in a Policy year could result in your Policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC Policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:


       - If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.


       - If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the Policy on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your Policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your Policy anniversary.



In some cases, applying a subsequent premium payment in a Policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:


- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.


- If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy. The owner will be notified of our action after the premium payment has been credited.


ALLOCATION OF PREMIUM

Any Premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the Policy was issued, not at the end of the Free Look period.)

32

-------------------------------------------------------------------------------

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your Policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


The number of accumulation units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a Policy, (i.e. with respect to determining Account Value, in connection with Policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a Policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.



ACCOUNT VALUES -- Each Policy will have an Account Value. There is no minimum guaranteed Account Value.



The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts,

-------------------------------------------------------------------------------

the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.


A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES


DEATH BENEFIT -- Your Policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.


DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

-   Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.


DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your Policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.



The Guarantee Period you select will affect the benefits provided by your Policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:


- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

-   lower current cost of insurance rates; and

-   lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.


Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on Policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of Policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of Policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.



MINIMUM DEATH BENEFIT -- The Policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your Policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies

34

-------------------------------------------------------------------------------


according to the Policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your Policy.


EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
Face Amount                                                 $100,000    $100,000
Account Value                                                 46,500      34,000
Specified Percentage                                            250%        250%
Death Benefit Option                                           Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.


We reserve the right to limit the number of increases or decreases made under a Policy to no more than one in any 12 month period.



All requests to increase the Face Amount must be applied for on a new application and accompanied by your Policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.


A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

-   to the most recent increase in the Face Amount; then

-   successively to each prior increase in Face Amount; then

-   to the initial Face Amount.


If you ask to decrease the Face Amount of your Policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:


-   the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by

-   the initial Face Amount.

Your surrender charge will be reduced by the same amount.


CHARGES AND POLICY VALUES -- Your Policy values decrease due to the deduction of Policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your Policy lapses, the Policy terminates and no death benefit will be paid.


MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your Policy has a Cash Surrender Value, you may surrender your Policy to us. We will pay you the Cash Surrender Value. Our liability under the Policy will cease as of the date we receive your request in writing at our Designated Address or the date you request your surrendered, (our current administration rules allow a Policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.



PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. If You request a withdrawal to be taken from specified investment choices and there is insufficient value in a choice to satisfy your request, then the withdrawal will be taken on a pro rata basis across all investment choices.


We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges,

-------------------------------------------------------------------------------

within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.


RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your Policy for a non-variable life insurance Policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new Policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new Policy will be based on the same risk classifications as the Policy for which the new Policy was exchanged. An exchange of a Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.


LOANS


AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.


If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will then go into default. See "Lapse and Reinstatement."



INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the Policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.



CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten Policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).



PREFERRED LOAN -- If, at any time after the tenth Policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For Policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.



LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of Policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.



TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your Policy, your Policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your Policy will terminate without value.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

36

-------------------------------------------------------------------------------

LAPSE AND REINSTATEMENT


POLICY SURPLUS -- We use the Policy Surplus to determine whether a Policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a Policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a Policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.


The Policy Surplus is determined as follows:


-The Policy Surplus for the first Policy year is zero.



- The Policy Surplus for each subsequent Policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous Policy year; and (y) is the target Account Value, as shown in the Policy, for the previous Policy year.



Once determined for a given Policy year, the Policy Surplus remains constant for the entire Policy year.



LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a Policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that Policy year, on or before that date the Monthly Activity Date are required to be paid in order to keep the Policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the Policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the Policy will terminate except as provided under the non-forfeiture options set forth in the Policy or unless you have elected the Automatic Premium Loan Option (see " -- Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.



After the Guarantee Period, a Policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a Policy will terminate without value. Hartford will mail you and any assignee under the Policy written notice of the amount of premium payments required to continue the Policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the Policy will terminate.



REINSTATEMENT -- Prior to the death of the insured, a Policy may be reinstated prior to the maturity date, provided such Policy has not been surrendered for cash, and provided further that:



- you make your reinstatement request within five years from the Policy termination date;


-   you submit satisfactory evidence of insurability;

-   you pay all overdue required scheduled premiums, if any; and


- if the Guarantee Period has expired at the time of Policy reinstatement and if the amount paid in is insufficient to reinstate the Policy, sufficient premiums must be paid to:


- cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and


-   keep the Policy in force for three months after the date of reinstatement.



The Face Amount of the reinstated Policy cannot exceed the Face Amount at the time of lapse. The Account Value on the Policy reinstatement date will reflect:


-   the Account Value at the time of termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.


The surrender charges for the reinstated Policy will be the same as they would have been on the original Policy had no lapse and subsequent reinstatement of such Policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the Policy or carried over to the reinstated Policy.



AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a Policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your Policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."


The Automatic Premium Loan Option will not be available if:

-   you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.


In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the Policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your Policy as a result of this adjustment.


If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and

-------------------------------------------------------------------------------


you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the Policy anniversary occurring at the end of such Guarantee Period.


FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

38

-------------------------------------------------------------------------------

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the Policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a Policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.


At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).


There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a Policy will be treated as indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner unless the Policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred Policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the Policy. If so, such amounts might be currently taxable. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen Policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a Policy Owner to extend the maturity date to the date of the death of the insured. If the maturity date of the Policy is extended by rider, we believe that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.


DIVERSIFICATION REQUIREMENTS


The Code requires that each Sub-Account of the Separate Account supporting your Policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Fund are not adequately diversified. If a contract is not treated as a life insurance contract, the Policy Owner will be subject to income tax on annual increases in cash value.


The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid

-------------------------------------------------------------------------------


the taxation of contract income on an ongoing basis. However, either the insurer or the Policy Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.


Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.


Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS


Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the insured's death. If the Policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment contract for federal income tax purposes, as described below.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance Policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A Policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

40

-------------------------------------------------------------------------------


A new seven-pay test and seven-year test period may be applied each time that a Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within any seven-year test period, the seven-pay test is applied retroactively as if the Policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A Policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same Policy Owner by the same insurer (or its affiliates) are treated as one MEC Policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a Policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the Policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a Policy that is a MEC, a Policy Owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a Policy may become classified as a MEC.


ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY


When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


GENERATION SKIPPING TRANSFER TAX -- GENERALLY


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


FEDERAL INCOME TAX WITHHOLDING AND REPORTING


If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.


EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which

-------------------------------------------------------------------------------

  the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.


If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.


Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.


TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS


If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.


The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.


In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance Policy transferred out of a Qualified Plan must be

42

-------------------------------------------------------------------------------

taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").


Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER


The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The Policy Owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.



The LifeAccess Accelerated Benefit Rider allows a Policy Owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a Policy Owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the Policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.



The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a Policy Owner other than the Insured if the Policy Owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the Policy Owner or by reason of the Insured being financially interested in any trade or business carried on by the Policy Owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one Policy Owner. Where the owner and insured are not the same (e.g., when a Policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance Policy or Policy proceeds for estate tax purposes.



Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your Policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.


The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.


The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.



Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance Policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.



Certain transfers-for-value of a life insurance Policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.



For income tax purposes, payment of benefits will be reported to the Policy Owner. The Policy Owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

-------------------------------------------------------------------------------

LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


FINANCIAL INFORMATION


We have included the financials statements for the Company and the Separate Account for the year ended December 31, 2011 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call your financial professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

44

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your Policy appears on the Policy and is determined primarily by the state where you purchased the Policy.



DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


The Designated Address for sending all other Policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.




FACE AMOUNT: an amount we use to determine the Death Benefit. On the Policy date, the Face Amount equals the initial Face Amount shown in your Policy. Thereafter, it may change under the terms of the Policy.


FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.


GUARANTEE PERIOD: The period you select, of one to ten Policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.



GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.



INDEBTEDNESS: all loans taken on the Policy, plus any interest due or accrued minus any loan repayments.


LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.


MATURITY DATE: The date on which your Policy matures and your Policy terminates.



MONTHLY ACTIVITY DATE: the Policy date and the same date in each succeeding month as the Policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.


NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


NO-LAPSE GUARANTEE: A Policy feature or rider that guarantees your Policy will not lapse regardless of Account Value as long as You meet the requirements of the guarantee.



POLICY: A legal contract between the Owner and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company that provides a death benefit payable to the beneficiary upon death of the Insured in accordance with the Policy.



POLICY OWNER: The Owner or entity named as such in the application whom has all the rights stated in this Policy while the Insured is living.



POLICY SURPLUS: An amount which we calculate for each Policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the Policy belongs from our other assets.


SUB-ACCOUNT: a subdivision of the Separate Account.


SURRENDER CHARGE: a charge that may be assessed if you surrender your Policy or the Face Amount is decreased.



TARGET ACCOUNT VALUE: The Account Value, determined at Policy issue, that would result on each Policy anniversary assuming all annual scheduled premiums were paid when due

-------------------------------------------------------------------------------


(including the one due on that anniversary for the next Policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.



UNDERLYING FUNDS -- The mutual funds that the Sub-Accounts invest in. The Underlying Funds are offered exclusively as investment choices in variable insurance products issued by life insurance companies. They are not offered or made available directly to the public. These portfolios may contain different investments than the similarly named mutual funds offered by the money manager; therefore, investment results may differ. Fund holdings and investment strategies are subject to change. Investments in some funds may involve certain risks and may not be appropriate for all investors.


VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the Policy.

46

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-3072-03

                                     PART B

HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I (SERIES I)
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


Date of Prospectus: April 30, 2012




Date of Statement of Additional Information: April 30, 2012

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF POLICIES                                                       3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF POLICIES


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2011: $5,693,000; 2010:
$2,289,947; and 2009: $2,404,745. HESCO did not retain any of these commissions.



HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.


Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.



REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.



UNDERWRITING PROCEDURES -- To purchase a Policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the Policy application. policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without your consent.



The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.


INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.


All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing Policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new Policy specifications page provided that the cost of insurance deduction for the month is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.


PERFORMANCE DATA


Hartford may advertise the performance history of the underlying Funds of the Policy. Performance history is based on the Funds' past performance only and is no indication of future performance.



The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the front-end sales load, premium related tax charge, surrender charges, face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, Policy duration, and account value. All of these Policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.



Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2011 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account VL I as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                               INTERNATIONAL               SMALL/MID CAP               INTERNATIONAL
                                              VALUE PORTFOLIO             VALUE PORTFOLIO            GROWTH PORTFOLIO
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   90,923                      54,797                      21,517
                                                ===========                 ===========                 ===========
  Cost                                           $2,087,637                    $899,605                    $633,692
                                                ===========                 ===========                 ===========
  Market value                                   $1,036,522                    $842,773                    $321,253
 Due from Sponsor Company                                --                       1,265                          --
 Receivable from fund shares sold                         6                          --                          --
 Other assets                                            --                          --                          --
                                                -----------                 -----------                 -----------
 Total assets                                     1,036,528                     844,038                     321,253
                                                -----------                 -----------                 -----------
LIABILITIES:
 Due to Sponsor Company                                   6                          --                          --
 Payable for fund shares purchased                       --                       1,265                          --
 Other liabilities                                       --                          --                          --
                                                -----------                 -----------                 -----------
 Total liabilities                                        6                       1,265                          --
                                                -----------                 -----------                 -----------
NET ASSETS:
 For Contract liabilities                        $1,036,522                    $842,773                    $321,253
                                                ===========                 ===========                 ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      151,151                      68,189                      40,748
 Minimum unit fair value #*                       $6.857519                  $12.359340                   $7.883945
 Maximum unit fair value #*                       $6.857519                  $12.359340                   $7.883945
 Contract liability                              $1,036,522                    $842,773                    $321,253

                                             INVESCO V.I.            INVESCO V.I.
                                                CAPITAL                  CORE
                                           APPRECIATION FUND          EQUITY FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 12,912                   8,120
                                              ===========             ===========
  Cost                                           $292,601                $208,514
                                              ===========             ===========
  Market value                                   $276,575                $216,971
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                              -----------             -----------
 Total assets                                     276,575                 216,971
                                              -----------             -----------
LIABILITIES:
 Due to Sponsor Company                                --                      --
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                      --
                                              -----------             -----------
 Total liabilities                                     --                      --
                                              -----------             -----------
NET ASSETS:
 For Contract liabilities                        $276,575                $216,971
                                              ===========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     29,608                  14,096
 Minimum unit fair value #*                     $9.341396              $15.391910
 Maximum unit fair value #*                     $9.341396              $15.391910
 Contract liability                              $276,575                $216,971

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL         MID CAP CORE           SMALL CAP
                                            GROWTH FUND          EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              11,055               105,531                23,232
                                             =========            ==========            ==========
  Cost                                        $276,233            $1,258,472              $350,822
                                             =========            ==========            ==========
  Market value                                $291,524            $1,219,934              $381,244
 Due from Sponsor Company                        2,255                   337                   890
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                     1                    --
                                             ---------            ----------            ----------
 Total assets                                  293,779             1,220,272               382,134
                                             ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                    --                    --
 Payable for fund shares purchased               2,255                   337                   890
 Other liabilities                                  --                    --                    --
                                             ---------            ----------            ----------
 Total liabilities                               2,255                   337                   890
                                             ---------            ----------            ----------
NET ASSETS:
 For Contract liabilities                     $291,524            $1,219,935              $381,244
                                             =========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  31,531                72,144                27,822
 Minimum unit fair value #*                  $9.245632            $16.909642            $13.702870
 Maximum unit fair value #*                  $9.245632            $16.909642            $13.702870
 Contract liability                           $291,524            $1,219,935              $381,244

                                                                     INVESCO V.I.
                                             INVESCO V.I.           BALANCED RISK
                                               CAPITAL                ALLOCATION
                                           DEVELOPMENT FUND              FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                21,494                  50,255
                                              ==========              ==========
  Cost                                          $409,317                $553,861
                                              ==========              ==========
  Market value                                  $267,605                $579,444
 Due from Sponsor Company                             21                      --
 Receivable from fund shares sold                     --                      --
 Other assets                                         --                      --
                                              ----------              ----------
 Total assets                                    267,626                 579,444
                                              ----------              ----------
LIABILITIES:
 Due to Sponsor Company                               --                      --
 Payable for fund shares purchased                    21                      --
 Other liabilities                                    --                      --
                                              ----------              ----------
 Total liabilities                                    21                      --
                                              ----------              ----------
NET ASSETS:
 For Contract liabilities                       $267,605                $579,444
                                              ==========              ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    24,169                  52,240
 Minimum unit fair value #*                   $11.072131              $11.091880
 Maximum unit fair value #*                   $11.072131              $11.091880
 Contract liability                             $267,605                $579,444

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS          BLUE CHIP
                                               ASSET             INCOME AND         AMERICAN FUNDS
                                          ALLOCATION FUND        GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              457,713              387,369              526,150
                                            ===========          ===========          ===========
  Cost                                       $6,724,705           $3,510,552           $5,904,951
                                            ===========          ===========          ===========
  Market value                               $7,350,872           $3,459,206           $5,719,247
 Due from Sponsor Company                            --                  233                2,845
 Receivable from fund shares sold                11,581                   --                   --
 Other assets                                        --                   --                   --
                                            -----------          -----------          -----------
 Total assets                                 7,362,453            3,459,439            5,722,092
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          11,581                   --                   --
 Payable for fund shares purchased                   --                  233                2,845
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                               11,581                  233                2,845
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                    $7,350,872           $3,459,206           $5,719,247
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  461,934              233,895              404,880
 Minimum unit fair value #*                  $15.913238           $14.789539           $14.125783
 Maximum unit fair value #*                  $15.913238           $14.789539           $14.125783
 Contract liability                          $7,350,872           $3,459,206           $5,719,247


                                          AMERICAN FUNDS
                                              GLOBAL           AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                              259,446              289,063
                                            ===========          ===========
  Cost                                       $3,600,839          $12,432,067
                                            ===========          ===========
  Market value                               $5,004,704          $14,938,793
 Due from Sponsor Company                         1,791                9,910
 Receivable from fund shares sold                    --                   --
 Other assets                                         1                    9
                                            -----------          -----------
 Total assets                                 5,006,496           14,948,712
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                1,791                9,910
 Other liabilities                                   --                   --
                                            -----------          -----------
 Total liabilities                                1,791                9,910
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                    $5,004,705          $14,938,802
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                3,263,856           12,704,543
 Minimum unit fair value #*                   $1.533372            $1.175863
 Maximum unit fair value #*                   $1.533372            $1.175863
 Contract liability                          $5,004,705          $14,938,802

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS            AMERICAN FUNDS         AMERICAN FUNDS
                                           GROWTH-INCOME FUND        INTERNATIONAL FUND       NEW WORLD FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 407,512                  561,385                180,087
                                               ===========               ==========             ==========
  Cost                                         $12,457,002               $7,791,568             $2,539,302
                                               ===========               ==========             ==========
  Market value                                 $13,476,430               $8,510,599             $3,511,695
 Due from Sponsor Company                            1,561                       --                    929
 Receivable from fund shares sold                       --                   24,578                     --
 Other assets                                           10                       --                     --
                                               -----------               ----------             ----------
 Total assets                                   13,478,001                8,535,177              3,512,624
                                               -----------               ----------             ----------
LIABILITIES:
 Due to Sponsor Company                                 --                   24,578                     --
 Payable for fund shares purchased                   1,561                       --                    929
 Other liabilities                                      --                        1                      1
                                               -----------               ----------             ----------
 Total liabilities                                   1,561                   24,579                    930
                                               -----------               ----------             ----------
NET ASSETS:
 For Contract liabilities                      $13,476,440               $8,510,598             $3,511,694
                                               ===========               ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   9,851,278                  428,582                128,505
 Minimum unit fair value #*                      $1.367989               $19.857580             $27.327395
 Maximum unit fair value #*                      $1.367989               $19.857580             $27.327395
 Contract liability                            $13,476,440               $8,510,598             $3,511,694

                                            AMERICAN FUNDS         FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER
                                         CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               197,781                49,813
                                              ==========             =========
  Cost                                        $2,439,535              $797,503
                                              ==========             =========
  Market value                                $3,370,194              $687,422
 Due from Sponsor Company                            878                    --
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                              ----------             ---------
 Total assets                                  3,371,072               687,422
                                              ----------             ---------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                   878                    --
 Other liabilities                                    --                    --
                                              ----------             ---------
 Total liabilities                                   878                    --
                                              ----------             ---------
NET ASSETS:
 For Contract liabilities                     $3,370,194              $687,422
                                              ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,839,818               255,492
 Minimum unit fair value #*                    $1.831808             $2.690584
 Maximum unit fair value #*                    $1.831808             $2.690584
 Contract liability                           $3,370,194              $687,422

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                           EQUITY-INCOME        CONTRAFUND(R)          OVERSEAS
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              554,809              153,783               45,979
                                            ===========          ===========          ===========
  Cost                                      $11,687,129           $4,495,503             $791,937
                                            ===========          ===========          ===========
  Market value                              $10,362,603           $3,481,649             $626,696
 Due from Sponsor Company                           342                3,233                   --
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                         2                   --                   --
                                            -----------          -----------          -----------
 Total assets                                10,362,947            3,484,882              626,696
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                   --
 Payable for fund shares purchased                  342                3,233                   --
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                                  342                3,233                   --
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                   $10,362,605           $3,481,649             $626,696
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                3,453,030              282,351              315,785
 Minimum unit fair value #*                   $2.906674           $12.330930            $1.984568
 Maximum unit fair value #*                  $10.840042           $12.330930            $1.984568
 Contract liability                         $10,362,605           $3,481,649             $626,696

                                           FIDELITY VIP         FIDELITY VIP
                                              MID CAP           FREEDOM 2010
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                              115,239                7,400
                                            ===========          ===========
  Cost                                       $3,434,428              $70,264
                                            ===========          ===========
  Market value                               $3,293,516              $75,921
 Due from Sponsor Company                         2,682                   --
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                            -----------          -----------
 Total assets                                 3,296,198               75,921
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                2,682                   --
 Other liabilities                                   --                   --
                                            -----------          -----------
 Total liabilities                                2,682                   --
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                    $3,293,516              $75,921
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  247,004                6,998
 Minimum unit fair value #*                  $13.333878           $10.849651
 Maximum unit fair value #*                  $13.333878           $10.849651
 Contract liability                          $3,293,516              $75,921

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP            FRANKLIN
                                            FREEDOM 2020         FREEDOM 2030             INCOME
                                             PORTFOLIO             PORTFOLIO         SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               24,033                1,608               179,578
                                             ==========            =========            ==========
  Cost                                         $241,095              $14,084            $3,018,973
                                             ==========            =========            ==========
  Market value                                 $244,419              $15,553            $2,571,563
 Due from Sponsor Company                            --                   --                   213
 Receivable from fund shares sold                    --                   --                    --
 Other assets                                        --                   --                    --
                                             ----------            ---------            ----------
 Total assets                                   244,419               15,553             2,571,776
                                             ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                    --
 Payable for fund shares purchased                   --                   --                   213
 Other liabilities                                   --                   --                    --
                                             ----------            ---------            ----------
 Total liabilities                                   --                   --                   213
                                             ----------            ---------            ----------
NET ASSETS:
 For Contract liabilities                      $244,419              $15,553            $2,571,563
                                             ==========            =========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   23,488                1,570               196,843
 Minimum unit fair value #*                  $10.405993            $9.908391            $13.064004
 Maximum unit fair value #*                  $10.405993            $9.908391            $13.064004
 Contract liability                            $244,419              $15,553            $2,571,563

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              210,556                87,803
                                             ==========            ==========
  Cost                                       $2,778,521            $1,035,929
                                             ==========            ==========
  Market value                               $3,269,943            $1,101,934
 Due from Sponsor Company                         1,818                 1,733
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 3,271,761             1,103,667
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                1,818                 1,733
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                1,818                 1,733
                                             ----------            ----------
NET ASSETS:
 For Contract liabilities                    $3,269,943            $1,101,934
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  163,729                86,328
 Minimum unit fair value #*                  $19.971648            $12.764539
 Maximum unit fair value #*                  $19.971648            $12.764539
 Contract liability                          $3,269,943            $1,101,934

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   TEMPLETON             TEMPLETON
                                           MUTUAL SHARES            FOREIGN               GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              266,979                12,909               38,740
                                             ==========            ==========            =========
  Cost                                       $4,626,215              $170,155             $586,810
                                             ==========            ==========            =========
  Market value                               $4,106,144              $162,135             $391,666
 Due from Sponsor Company                         2,901                 1,747                   --
 Receivable from fund shares sold                    --                    --                   --
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total assets                                 4,109,045               163,882              391,666
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                    --                   --
 Payable for fund shares purchased                2,901                 1,747                   --
 Other liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
 Total liabilities                                2,901                 1,747                   --
                                             ----------            ----------            ---------
NET ASSETS:
 For Contract liabilities                    $4,106,144              $162,135             $391,666
                                             ==========            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  271,301                10,340               43,364
 Minimum unit fair value #*                  $15.135026            $15.680071            $9.031951
 Maximum unit fair value #*                  $15.135026            $15.680071            $9.031951
 Contract liability                          $4,106,144              $162,135             $391,666

                                               MUTUAL              TEMPLETON
                                          GLOBAL DISCOVERY        GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               79,296               157,777
                                             ==========            ==========
  Cost                                       $1,655,193            $2,655,104
                                             ==========            ==========
  Market value                               $1,529,618            $2,863,646
 Due from Sponsor Company                            --                 2,600
 Receivable from fund shares sold                     9                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 1,529,627             2,866,246
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               9                    --
 Payable for fund shares purchased                   --                 2,600
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                    9                 2,600
                                             ----------            ----------
NET ASSETS:
 For Contract liabilities                    $1,529,618            $2,863,646
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  124,795               181,915
 Minimum unit fair value #*                  $12.257024            $15.741644
 Maximum unit fair value #*                  $12.257024            $15.741644
 Contract liability                          $1,529,618            $2,863,646

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  HARTFORD             HARTFORD
                                             HARTFORD               TOTAL               CAPITAL
                                             ADVISERS            RETURN BOND         APPRECIATION
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              890,999            1,661,275            1,357,752
                                            ===========          ===========          ===========
  Cost                                      $19,014,596          $17,771,537          $54,233,497
                                            ===========          ===========          ===========
  Market value                              $17,231,463          $19,325,437          $50,504,075
 Due from Sponsor Company                            --                5,714                   --
 Receivable from fund shares sold                33,646                   --               50,514
 Other assets                                         4                   --                    1
                                            -----------          -----------          -----------
 Total assets                                17,265,113           19,331,151           50,554,590
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          33,646                   --               50,514
 Payable for fund shares purchased                   --                5,714                   --
 Other liabilities                                   --                    4                   --
                                            -----------          -----------          -----------
 Total liabilities                               33,646                5,718               50,514
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                   $17,231,467          $19,325,433          $50,504,076
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                4,970,193            6,395,603            8,044,829
 Minimum unit fair value #*                   $3.466961            $3.021675            $6.277831
 Maximum unit fair value #*                   $3.466961            $3.021675            $6.277831
 Contract liability                         $17,231,467          $19,325,433          $50,504,076

                                             HARTFORD
                                             DIVIDEND             HARTFORD
                                            AND GROWTH         GLOBAL RESEARCH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                              885,234                1,602
                                            ===========          ===========
  Cost                                      $15,841,624              $15,117
                                            ===========          ===========
  Market value                              $17,117,201              $14,452
 Due from Sponsor Company                         7,647                   --
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                            -----------          -----------
 Total assets                                17,124,848               14,452
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                7,647                   --
 Other liabilities                                    4                   --
                                            -----------          -----------
 Total liabilities                                7,651                   --
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                   $17,117,197              $14,452
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                4,022,346                1,585
 Minimum unit fair value #*                   $4.255526            $9.118201
 Maximum unit fair value #*                   $4.255526            $9.118201
 Contract liability                         $17,117,197              $14,452

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD               HARTFORD
                                              HARTFORD             DISCIPLINED              GROWTH
                                           GLOBAL GROWTH             EQUITY              OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,920                119,087                 71,257
                                             ==========            ===========            ===========
  Cost                                          $62,349             $1,501,111             $1,978,640
                                             ==========            ===========            ===========
  Market value                                  $52,710             $1,403,315             $1,679,348
 Due from Sponsor Company                            --                  2,370                  3,856
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                     --                     --
                                             ----------            -----------            -----------
 Total assets                                    52,710              1,405,685              1,683,204
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                   --                  2,370                  3,856
 Other liabilities                                   --                     --                     --
                                             ----------            -----------            -----------
 Total liabilities                                   --                  2,370                  3,856
                                             ----------            -----------            -----------
NET ASSETS:
 For Contract liabilities                       $52,710             $1,403,315             $1,679,348
                                             ==========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   51,417                928,163                 93,125
 Minimum unit fair value #*                   $1.025151              $1.511927             $18.033268
 Maximum unit fair value #*                   $1.025151              $1.511927             $18.033268
 Contract liability                             $52,710             $1,403,315             $1,679,348


                                              HARTFORD               HARTFORD
                                             HIGH YIELD                INDEX
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                                53,899                511,177
                                             ===========            ===========
  Cost                                          $461,484            $11,537,760
                                             ===========            ===========
  Market value                                  $469,079            $13,393,216
 Due from Sponsor Company                          2,170                    649
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                    471,249             13,393,865
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                 2,170                    649
 Other liabilities                                    --                      4
                                             -----------            -----------
 Total liabilities                                 2,170                    653
                                             -----------            -----------
NET ASSETS:
 For Contract liabilities                       $469,079            $13,393,212
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    27,071              3,649,355
 Minimum unit fair value #*                   $17.327676              $3.670022
 Maximum unit fair value #*                   $17.327676              $3.670022
 Contract liability                             $469,079            $13,393,212

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             HARTFORD
                                           INTERNATIONAL          HARTFORD             HARTFORD
                                           OPPORTUNITIES           MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              973,893              412,210              156,092
                                            ===========          ===========          ===========
  Cost                                      $12,573,111           $8,990,187           $1,930,527
                                            ===========          ===========          ===========
  Market value                              $10,435,582           $9,796,494           $1,473,200
 Due from Sponsor Company                            --                  589                    6
 Receivable from fund shares sold                21,556                   --                   --
 Other assets                                        --                    1                   --
                                            -----------          -----------          -----------
 Total assets                                10,457,138            9,797,084            1,473,206
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          21,556                   --                   --
 Payable for fund shares purchased                   --                  589                    6
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                               21,556                  589                    6
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                   $10,435,582           $9,796,495           $1,473,200
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                3,662,277            2,428,201               77,260
 Minimum unit fair value #*                   $2.849479            $4.034466           $19.068102
 Maximum unit fair value #*                   $2.849479            $4.034466           $19.068102
 Contract liability                         $10,435,582           $9,796,495           $1,473,200


                                             HARTFORD             HARTFORD
                                           MONEY MARKET         SMALL COMPANY
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                           20,375,624              340,923
                                            ===========          ===========
  Cost                                      $20,375,624           $5,840,329
                                            ===========          ===========
  Market value                              $20,375,624           $5,819,257
 Due from Sponsor Company                            --                  185
 Receivable from fund shares sold                33,711                   --
 Other assets                                        --                   --
                                            -----------          -----------
 Total assets                                20,409,335            5,819,442
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          33,711                   --
 Payable for fund shares purchased                   --                  185
 Other liabilities                                   --                    1
                                            -----------          -----------
 Total liabilities                               33,711                  186
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                   $20,375,624           $5,819,256
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               11,340,967            2,481,280
 Minimum unit fair value #*                   $1.796639            $2.345264
 Maximum unit fair value #*                   $1.796639            $2.345264
 Contract liability                         $20,375,624           $5,819,256

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT         LORD ABBETT
                                               STOCK               SECURITIES             CAPITAL
                                              HLS FUND              HLS FUND           STRUCTURE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              482,576               355,549                55,275
                                             ==========            ==========            ==========
  Cost                                       $17,549,365           $3,810,607              $836,462
                                             ==========            ==========            ==========
  Market value                               $19,278,052           $3,795,756              $720,229
 Due from Sponsor Company                           433                    49                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                         3                    --                    --
                                             ----------            ----------            ----------
 Total assets                                19,278,488             3,795,805               720,229
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  433                    49                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  433                    49                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For Contract liabilities                    $19,278,055           $3,795,756              $720,229
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                5,178,226               338,751                58,132
 Minimum unit fair value #*                   $3.722907            $11.205160            $12.389564
 Maximum unit fair value #*                   $3.722907            $11.205160            $12.389564
 Contract liability                          $19,278,055           $3,795,756              $720,229


                                            LORD ABBETT           LORD ABBETT
                                                BOND               GROWTH AND
                                           DEBENTURE FUND         INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               55,010                16,041
                                             ==========            ==========
  Cost                                         $589,431              $436,698
                                             ==========            ==========
  Market value                                 $640,321              $355,306
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                     8
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   640,321               355,314
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                     8
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                     8
                                             ----------            ----------
NET ASSETS:
 For Contract liabilities                      $640,321              $355,306
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   48,223                33,881
 Minimum unit fair value #*                  $13.278309            $10.486745
 Maximum unit fair value #*                  $13.278309            $10.486745
 Contract liability                            $640,321              $355,306

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           MFS INVESTORS           MFS NEW             MFS TOTAL
                                            TRUST FUND         DISCOVERY FUND         RETURN FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,666               32,757              134,383
                                            ===========          ===========          ===========
  Cost                                          $74,612             $426,961           $2,610,474
                                            ===========          ===========          ===========
  Market value                                  $71,149             $468,099           $2,490,109
 Due from Sponsor Company                            --                   --                  268
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                        --                   --                   --
                                            -----------          -----------          -----------
 Total assets                                    71,149              468,099            2,490,377
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                   --
 Payable for fund shares purchased                   --                   --                  268
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                                   --                   --                  268
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                       $71,149             $468,099           $2,490,109
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,926               24,510              168,376
 Minimum unit fair value #*                  $12.006715           $19.097956           $14.788967
 Maximum unit fair value #*                  $12.006715           $19.097956           $14.788967
 Contract liability                             $71,149             $468,099           $2,490,109

                                                MFS             MFS RESEARCH
                                            VALUE FUND            BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                               30,138               82,627
                                            ===========          ===========
  Cost                                         $342,915           $1,044,638
                                            ===========          ===========
  Market value                                 $382,150           $1,074,973
 Due from Sponsor Company                         3,084                5,627
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                            -----------          -----------
 Total assets                                   385,234            1,080,600
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                3,084                5,627
 Other liabilities                                   --                   --
                                            -----------          -----------
 Total liabilities                                3,084                5,627
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                      $382,150           $1,074,973
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   37,999               80,307
 Minimum unit fair value #*                  $10.056780           $13.385817
 Maximum unit fair value #*                  $10.056780           $13.385817
 Contract liability                            $382,150           $1,074,973

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                      INVESCO              OPPENHEIMER
                                             UIF MID CAP          VAN KAMPEN V.I.            CAPITAL
                                               GROWTH                 MID CAP             APPRECIATION
                                              PORTFOLIO             VALUE FUND               FUND/VA
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                28,220                 21,378                  9,938
                                             ===========            ===========            ===========
  Cost                                          $261,280               $372,699               $376,840
                                             ===========            ===========            ===========
  Market value                                  $313,804               $272,136               $391,542
 Due from Sponsor Company                             --                     --                     --
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                    313,804                272,136                391,542
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                    --                     --                     --
 Other liabilities                                    --                     --                     --
                                             -----------            -----------            -----------
 Total liabilities                                    --                     --                     --
                                             -----------            -----------            -----------
NET ASSETS:
 For Contract liabilities                       $313,804               $272,136               $391,542
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    27,484                 25,189                 36,369
 Minimum unit fair value #*                   $11.417730             $10.803724             $10.765893
 Maximum unit fair value #*                   $11.417730             $10.803724             $10.765893
 Contract liability                             $313,804               $272,136               $391,542


                                             OPPENHEIMER            OPPENHEIMER
                                          GLOBAL SECURITIES         MAIN STREET
                                               FUND/VA                FUND/VA
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                                51,494                 17,075
                                             ===========            ===========
  Cost                                        $1,580,364               $431,499
                                             ===========            ===========
  Market value                                $1,401,141               $350,552
 Due from Sponsor Company                             21                     --
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                  1,401,162                350,552
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                    21                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                    21                     --
                                             -----------            -----------
NET ASSETS:
 For Contract liabilities                     $1,401,141               $350,552
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   119,394                 31,200
 Minimum unit fair value #*                   $11.735440             $11.235715
 Maximum unit fair value #*                   $11.735440             $11.235715
 Contract liability                           $1,401,141               $350,552

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET           PUTNAM VT            PUTNAM VT
                                         SMALL- & MID-CAP        DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA            INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (C)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,255               97,053               78,842
                                            ===========          ===========          ===========
  Cost                                          $51,205             $877,571           $1,072,442
                                            ===========          ===========          ===========
  Market value                                  $55,393             $668,270           $1,113,252
 Due from Sponsor Company                            --                   --                   --
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                        --                   --                   --
                                            -----------          -----------          -----------
 Total assets                                    55,393              668,270            1,113,252
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                   --
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
NET ASSETS:
 For Contract liabilities                       $55,393             $668,270           $1,113,252
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,927               38,840               36,202
 Minimum unit fair value #*                  $11.241671           $12.188642           $30.751053
 Maximum unit fair value #*                  $11.241671           $25.400730           $30.751053
 Contract liability                             $55,393             $668,270           $1,113,252


                                             PUTNAM VT            PUTNAM VT
                                              GLOBAL             GROWTH AND
                                            EQUITY FUND          INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                              490,016              796,627
                                            ===========          ===========
  Cost                                       $6,995,036          $16,713,397
                                            ===========          ===========
  Market value                               $4,988,031          $12,242,896
 Due from Sponsor Company                            --                   --
 Receivable from fund shares sold                19,185               20,352
 Other assets                                        --                   --
                                            -----------          -----------
 Total assets                                 5,007,216           12,263,248
                                            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          19,185               20,352
 Payable for fund shares purchased                   --                   --
 Other liabilities                                   --                    1
                                            -----------          -----------
 Total liabilities                               19,185               20,353
                                            -----------          -----------
NET ASSETS:
 For Contract liabilities                    $4,988,031          $12,242,895
                                            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  205,812              411,246
 Minimum unit fair value #*                  $14.276598           $12.559145
 Maximum unit fair value #*                  $24.381165           $30.742591
 Contract liability                          $4,988,031          $12,242,895

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(c) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT
                                           GLOBAL HEALTH              HIGH               PUTNAM VT
                                             CARE FUND             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               14,758               780,023               404,940
                                             ==========            ==========            ==========
  Cost                                         $147,952            $9,194,489            $5,173,578
                                             ==========            ==========            ==========
  Market value                                 $174,886            $5,148,887            $4,706,913
 Due from Sponsor Company                            --                   311                   291
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   174,886             5,149,198             4,707,204
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   311                   291
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                   311                   291
                                             ----------            ----------            ----------
NET ASSETS:
 For Contract liabilities                      $174,886            $5,148,887            $4,706,913
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   11,407               176,090               185,447
 Minimum unit fair value #*                  $15.330913            $18.244699            $15.060896
 Maximum unit fair value #*                  $15.330913            $33.700697            $29.236133
 Contract liability                            $174,886            $5,148,887            $4,706,913

                                             PUTNAM VT             PUTNAM VT
                                           INTERNATIONAL         INTERNATIONAL
                                             VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                9,687               411,307
                                             ==========            ==========
  Cost                                         $132,909            $7,172,374
                                             ==========            ==========
  Market value                                  $77,107            $3,946,155
 Due from Sponsor Company                            --                   100
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    77,107             3,946,255
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                   100
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                   100
                                             ----------            ----------
NET ASSETS:
 For Contract liabilities                       $77,107            $3,946,155
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,463               280,321
 Minimum unit fair value #*                  $14.115362            $13.643423
 Maximum unit fair value #*                  $14.115362            $14.102062
 Contract liability                             $77,107            $3,946,155

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                                   PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT               MONEY
                                            GROWTH FUND          INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                5,571                12,485               26,365
                                             ==========            ==========            =========
  Cost                                          $66,749              $136,080              $26,365
                                             ==========            ==========            =========
  Market value                                  $77,379              $125,474              $26,365
 Due from Sponsor Company                            --                    --                   --
 Receivable from fund shares sold                    --                    --                   --
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total assets                                    77,379               125,474               26,365
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                    --                   --
 Payable for fund shares purchased                   --                    --                   --
 Other liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
 Total liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
NET ASSETS:
 For Contract liabilities                       $77,379              $125,474              $26,365
                                             ==========            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,372                11,848               14,622
 Minimum unit fair value #*                  $14.405383            $10.590309            $1.803089
 Maximum unit fair value #*                  $14.405383            $10.590309            $1.803089
 Contract liability                             $77,379              $125,474              $26,365

                                             PUTNAM VT             PUTNAM VT
                                             MULTI-CAP             SMALL CAP
                                            GROWTH FUND           VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of shares                              345,323               28,840
                                             ==========            =========
  Cost                                       $5,874,954             $607,512
                                             ==========            =========
  Market value                               $6,764,357             $376,945
 Due from Sponsor Company                           744                   14
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                             ----------            ---------
 Total assets                                 6,765,101              376,959
                                             ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                  744                   14
 Other liabilities                                    1                   --
                                             ----------            ---------
 Total liabilities                                  745                   14
                                             ----------            ---------
NET ASSETS:
 For Contract liabilities                    $6,764,356             $376,945
                                             ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  282,000               38,224
 Minimum unit fair value #*                  $14.738812            $9.861349
 Maximum unit fair value #*                  $24.058223            $9.861349
 Contract liability                          $6,764,356             $376,945

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT
                                           GEORGE PUTNAM             GLOBAL               PUTNAM VT
                                           BALANCED FUND         UTILITIES FUND         VOYAGER FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               14,539                44,450                480,161
                                             ==========            ==========            ===========
  Cost                                         $151,436              $526,079            $12,230,969
                                             ==========            ==========            ===========
  Market value                                 $105,407              $533,405            $15,353,199
 Due from Sponsor Company                            --                    --                     --
 Receivable from fund shares sold                    --                    --                 40,669
 Other assets                                        --                    --                     --
                                             ----------            ----------            -----------
 Total assets                                   105,407               533,405             15,393,868
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                 40,669
 Payable for fund shares purchased                   --                    --                     --
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total liabilities                                   --                    --                 40,669
                                             ----------            ----------            -----------
NET ASSETS:
 For Contract liabilities                      $105,407              $533,405            $15,353,199
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    7,641                19,279                449,348
 Minimum unit fair value #*                  $13.795090            $27.667582             $14.184465
 Maximum unit fair value #*                  $13.795090            $27.667582             $35.287020
 Contract liability                            $105,407              $533,405            $15,353,199

                                              PUTNAM VT              PUTNAM VT              INVESCO
                                               CAPITAL                 EQUITY           VAN KAMPEN V.I.
                                          OPPORTUNITIES FUND        INCOME FUND          COMSTOCK FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                43,378                 54,643                79,255
                                              ==========             ==========            ==========
  Cost                                          $652,825               $603,742            $1,051,094
                                              ==========             ==========            ==========
  Market value                                  $667,588               $737,177              $893,997
 Due from Sponsor Company                             --                     --                    63
 Receivable from fund shares sold                     --                     --                    --
 Other assets                                         --                     --                    --
                                              ----------             ----------            ----------
 Total assets                                    667,588                737,177               894,060
                                              ----------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                    --
 Payable for fund shares purchased                    --                     --                    63
 Other liabilities                                    --                     --                    --
                                              ----------             ----------            ----------
 Total liabilities                                    --                     --                    63
                                              ----------             ----------            ----------
NET ASSETS:
 For Contract liabilities                       $667,588               $737,177              $893,997
                                              ==========             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    35,653                 44,899                81,386
 Minimum unit fair value #*                   $18.724634             $15.963640            $10.984671
 Maximum unit fair value #*                   $18.724634             $16.562094            $10.984671
 Contract liability                             $667,588               $737,177              $893,997

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL             SMALL/MID CAP             INTERNATIONAL
                                             VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $47,216                    $2,537                   $14,534
                                                ---------                  --------                  --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (3,506)                   (5,425)                  (89,895)
 Net realized gain on distributions                    --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (287,288)                  (83,868)                   (4,700)
                                                ---------                  --------                  --------
  Net gain (loss) on investments                 (290,794)                  (89,293)                  (94,595)
                                                ---------                  --------                  --------
  Net increase (decrease) in net
   assets resulting from operations             $(243,578)                 $(86,756)                 $(80,061)
                                                =========                  ========                  ========

                                             INVESCO V.I.         INVESCO V.I.
                                               CAPITAL                CORE
                                          APPRECIATION FUND        EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                         $498               $2,136
                                               --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (526)              (5,248)
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (27,114)              (4,494)
                                               --------              -------
  Net gain (loss) on investments                (27,640)              (9,742)
                                               --------              -------
  Net increase (decrease) in net
   assets resulting from operations            $(27,142)             $(7,606)
                                               ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                          INTERNATIONAL        MID CAP CORE          SMALL CAP
                                           GROWTH FUND          EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,130               $3,813                $ --
                                             --------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (305)              33,045             (28,888)
 Net realized gain on distributions                --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (25,519)            (118,549)             (3,957)
                                             --------            ---------            --------
  Net gain (loss) on investments              (25,824)             (85,504)            (32,845)
                                             --------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations          $(20,694)            $(81,691)           $(32,845)
                                             ========            =========            ========

                                                                     INVESCO V.I.
                                             INVESCO V.I.           BALANCED RISK
                                               CAPITAL                ALLOCATION
                                           DEVELOPMENT FUND              FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                  $3,628
                                               --------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (125)                (10,911)
 Net realized gain on distributions                  --                  12,162
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (20,726)                 21,557
                                               --------                --------
  Net gain (loss) on investments                (20,851)                 22,808
                                               --------                --------
  Net increase (decrease) in net
   assets resulting from operations            $(20,851)                $26,436
                                               ========                ========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                        AMERICAN FUNDS      BLUE CHIP
                                            ASSET           INCOME AND      AMERICAN FUNDS
                                       ALLOCATION FUND     GROWTH FUND        BOND FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $143,635           $62,089          $172,640
                                           --------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (22,395)           56,828           (87,674)
 Net realized gain on distributions              --                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (16,830)         (120,764)          246,373
                                           --------          --------          --------
  Net gain (loss) on investments            (39,225)          (63,936)          158,699
                                           --------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations        $104,410           $(1,847)         $331,339
                                           ========          ========          ========


                                        AMERICAN FUNDS
                                            GLOBAL         AMERICAN FUNDS
                                          GROWTH FUND        GROWTH FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                   $72,674            $98,859
                                           ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                61,984            172,774
 Net realized gain on distributions               --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (635,405)          (911,395)
                                           ---------          ---------
  Net gain (loss) on investments            (573,421)          (738,621)
                                           ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $(500,747)         $(639,762)
                                           =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS             AMERICAN FUNDS           AMERICAN FUNDS
                                            GROWTH-INCOME FUND         INTERNATIONAL FUND         NEW WORLD FUND
                                                SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $218,922                   $170,047                  $67,753
                                                -----------                -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       98,932                    (16,149)                  (3,497)
 Net realized gain on distributions                      --                         --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (563,155)                (1,546,996)                (653,682)
                                                -----------                -----------              -----------
  Net gain (loss) on investments                   (464,223)                (1,563,145)                (657,179)
                                                -----------                -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations               $(245,301)               $(1,393,098)               $(589,426)
                                                ===========                ===========              ===========

                                             AMERICAN FUNDS            FIDELITY VIP
                                              GLOBAL SMALL             ASSET MANAGER
                                           CAPITALIZATION FUND           PORTFOLIO
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $56,127                  $14,273
                                               -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      46,742                   (5,379)
 Net realized gain on distributions                     --                    3,493
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (942,446)                 (29,709)
                                               -----------              -----------
  Net gain (loss) on investments                  (895,704)                 (31,595)
                                               -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations              $(839,577)                $(17,322)
                                               ===========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                        EQUITY-INCOME      CONTRAFUND(R)        OVERSEAS
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $268,423            $28,983            $10,435
                                          ---------          ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (388,466)           (21,626)           (14,592)
 Net realized gain on distributions              --                 --              1,559
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           274,132           (126,407)          (131,977)
                                          ---------          ---------          ---------
  Net gain (loss) on investments           (114,334)          (148,033)          (145,010)
                                          ---------          ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $154,089          $(119,050)         $(134,575)
                                          =========          =========          =========

                                        FIDELITY VIP      FIDELITY VIP
                                           MID CAP        FREEDOM 2010
                                          PORTFOLIO         PORTFOLIO
                                         SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                     $803           $1,445
                                          ---------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       2,488            4,024
 Net realized gain on distributions           6,313              460
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (428,737)         (15,345)
                                          ---------          -------
  Net gain (loss) on investments           (419,936)         (10,861)
                                          ---------          -------
  Net increase (decrease) in net
   assets resulting from operations       $(419,133)         $(9,416)
                                          =========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          FIDELITY VIP     FIDELITY VIP        FRANKLIN
                                          FREEDOM 2020     FREEDOM 2030         INCOME
                                           PORTFOLIO         PORTFOLIO      SECURITIES FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $4,903            $302            $158,306
                                            --------           -----           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (412)             (8)             18,229
 Net realized gain on distributions              938              47                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (17,590)           (497)           (124,035)
                                            --------           -----           ---------
  Net gain (loss) on investments             (17,064)           (458)           (105,806)
                                            --------           -----           ---------
  Net increase (decrease) in net
   assets resulting from operations         $(12,161)          $(156)            $52,500
                                            ========           =====           =========

                                            FRANKLIN           FRANKLIN
                                            SMALL CAP         STRATEGIC
                                              VALUE             INCOME
                                         SECURITIES FUND   SECURITIES FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                    $22,695           $68,390
                                            ---------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (3,342)            1,241
 Net realized gain on distributions                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (142,777)          (38,788)
                                            ---------          --------
  Net gain (loss) on investments             (146,119)          (37,547)
                                            ---------          --------
  Net increase (decrease) in net
   assets resulting from operations         $(123,424)          $30,843
                                            =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               TEMPLETON        TEMPLETON
                                           MUTUAL SHARES        FOREIGN           GROWTH
                                          SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $101,983           $2,935            $5,681
                                              --------          -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (27,207)          (5,667)           (1,790)
 Net realized gain on distributions                 --               --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (149,822)         (22,967)          (32,821)
                                              --------          -------          --------
  Net gain (loss) on investments              (177,029)         (28,634)          (34,611)
                                              --------          -------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $(75,046)         $(25,699)        $(28,930)
                                              ========          =======          ========

                                               MUTUAL          TEMPLETON
                                          GLOBAL DISCOVERY    GLOBAL BOND
                                          SECURITIES FUND   SECURITIES FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                     $35,842          $179,274
                                              --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,434)          (17,250)
 Net realized gain on distributions             35,226            20,848
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (119,034)         (215,239)
                                              --------          --------
  Net gain (loss) on investments               (87,242)         (211,641)
                                              --------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $(51,400)         $(32,367)
                                              ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD                HARTFORD
                                             HARTFORD                TOTAL                   CAPITAL
                                             ADVISERS             RETURN BOND             APPRECIATION
                                             HLS FUND               HLS FUND                HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $300,436                 $43,576                 $442,712
                                             ---------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (565,908)                  3,356               (2,917,987)
 Net realized gain on distributions                 --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     597,987               1,330,207               (4,200,449)
                                             ---------            ------------            -------------
  Net gain (loss) on investments                32,079               1,333,563               (7,118,436)
                                             ---------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations           $332,515              $1,377,139              $(6,675,724)
                                             =========            ============            =============

                                             HARTFORD
                                             DIVIDEND            HARTFORD
                                            AND GROWTH        GLOBAL RESEARCH
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                   $360,891                  $2
                                             --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (6,888)                (91)
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (81,692)             (1,533)
                                             --------             -------
  Net gain (loss) on investments              (88,580)             (1,624)
                                             --------             -------
  Net increase (decrease) in net
   assets resulting from operations          $272,311             $(1,622)
                                             ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               HARTFORD          HARTFORD
                                             HARTFORD        DISCIPLINED          GROWTH
                                           GLOBAL GROWTH        EQUITY         OPPORTUNITIES
                                             HLS FUND          HLS FUND          HLS FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $22           $17,093               $ --
                                              -------          --------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (182)           51,903            (81,357)
 Net realized gain on distributions                --                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (9,163)          (47,583)           (99,663)
                                              -------          --------          ---------
  Net gain (loss) on investments               (9,345)            4,320           (181,020)
                                              -------          --------          ---------
  Net increase (decrease) in net assets
   resulting from operations                  $(9,323)          $21,413          $(181,020)
                                              =======          ========          =========


                                             HARTFORD          HARTFORD
                                            HIGH YIELD          INDEX
                                             HLS FUND          HLS FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------  ---------------------------------
INVESTMENT INCOME:
 Dividends                                    $44,100          $236,441
                                              -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (4,211)          (41,520)
 Net realized gain on distributions                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (25,214)          124,588
                                              -------          --------
  Net gain (loss) on investments              (29,425)           83,068
                                              -------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $14,675          $319,509
                                              =======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               HARTFORD
                                             INTERNATIONAL              HARTFORD                HARTFORD
                                             OPPORTUNITIES               MIDCAP               MIDCAP VALUE
                                               HLS FUND                 HLS FUND                HLS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $5,533                  $76,643                   $165
                                             -------------            -------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (88,809)                 277,259                (30,069)
 Net realized gain on distributions                     --                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,648,828)              (1,173,680)              (112,511)
                                             -------------            -------------            -----------
  Net gain (loss) on investments                (1,737,637)                (896,421)              (142,580)
                                             -------------            -------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(1,732,104)               $(819,778)             $(142,415)
                                             =============            =============            ===========


                                                     HARTFORD                      HARTFORD
                                                   MONEY MARKET                 SMALL COMPANY
                                                     HLS FUND                      HLS FUND
                                                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --                             $ --
                                                      ------                     ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                            --                          139,063
 Net realized gain on distributions                       --                               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                                --                         (304,418)
                                                      ------                     ------------
  Net gain (loss) on investments                          --                         (165,355)
                                                      ------                     ------------
  Net increase (decrease) in net
   assets resulting from operations                     $ --                        $(165,355)
                                                      ======                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   HARTFORD
                                             HARTFORD          U.S. GOVERNMENT         LORD ABBETT
                                               STOCK              SECURITIES             CAPITAL
                                             HLS FUND              HLS FUND           STRUCTURE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $277,181              $97,071               $20,614
                                             ---------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (478,520)             (15,691)                  693
 Net realized gain on distributions                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      29,265               77,312               (19,593)
                                             ---------             --------              --------
  Net gain (loss) on investments              (449,255)              61,621               (18,900)
                                             ---------             --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(172,074)            $158,692                $1,714
                                             =========             ========              ========


                                            LORD ABBETT          LORD ABBETT
                                                BOND              GROWTH AND
                                           DEBENTURE FUND        INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $36,981               $2,766
                                              --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   8,182               10,279
 Net realized gain on distributions              4,613                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (17,088)             (31,780)
                                              --------             --------
  Net gain (loss) on investments                (4,293)             (21,501)
                                              --------             --------
  Net increase (decrease) in net
   assets resulting from operations            $32,688             $(18,735)
                                              ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS INVESTORS           MFS NEW            MFS TOTAL
                                   TRUST FUND        DISCOVERY FUND        RETURN FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $706                 $ --             $61,877
                                    --------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               11,554               21,867                  68
 Net realized gain on
  distributions                           --               63,805                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               (13,776)            (139,811)            (26,716)
                                    --------            ---------            --------
  Net gain (loss) on
   investments                        (2,222)             (54,139)            (26,648)
                                    --------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,516)            $(54,139)            $35,229
                                    ========            =========            ========

                                      MFS            MFS RESEARCH
                                   VALUE FUND          BOND FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,504            $26,303
                                    --------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (5,093)             1,027
 Net realized gain on
  distributions                        1,489             11,323
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                (9,202)            23,785
                                    --------            -------
  Net gain (loss) on
   investments                       (12,806)            36,135
                                    --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(7,302)           $62,438
                                    ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              INVESCO         OPPENHEIMER
                                         UIF MID CAP      VAN KAMPEN V.I.       CAPITAL
                                            GROWTH            MID CAP        APPRECIATION
                                          PORTFOLIO         VALUE FUND          FUND/VA
                                         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $681            $1,805              $438
                                           --------           -------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               11,421           (10,207)           (1,705)
 Net realized gain on distributions             115                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (37,252)             (601)           (5,732)
                                           --------           -------           -------
  Net gain (loss) on investments            (25,716)          (10,808)           (7,437)
                                           --------           -------           -------
  Net increase (decrease) in net
   assets resulting from operations        $(25,035)          $(9,003)          $(6,999)
                                           ========           =======           =======


                                           OPPENHEIMER        OPPENHEIMER
                                        GLOBAL SECURITIES     MAIN STREET
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,769            $2,041
                                            ---------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (5,287)            2,574
 Net realized gain on distributions                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (158,237)           (5,679)
                                            ---------           -------
  Net gain (loss) on investments             (163,524)           (3,105)
                                            ---------           -------
  Net increase (decrease) in net
   assets resulting from operations         $(148,755)          $(1,064)
                                            =========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             OPPENHEIMER
                                             MAIN STREET           PUTNAM VT           PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED         GLOBAL ASSET
                                               FUND/VA            INCOME FUND       ALLOCATION FUND
                                           SUB-ACCOUNT (C)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $220               $70,621             $59,274
                                               -------              --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,336                (3,110)             13,092
 Net realized gain on distributions                 --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,597)              (86,471)            (68,152)
                                               -------              --------            --------
  Net gain (loss) on investments                  (261)              (89,581)            (55,060)
                                               -------              --------            --------
  Net increase (decrease) in net
   assets resulting from operations               $(41)             $(18,960)             $4,214
                                               =======              ========            ========


                                             PUTNAM VT            PUTNAM VT
                                              GLOBAL             GROWTH AND
                                            EQUITY FUND          INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $128,249             $210,020
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (270,759)            (972,104)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (93,071)             174,961
                                             ---------            ---------
  Net gain (loss) on investments              (363,830)            (797,143)
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(235,581)           $(587,123)
                                             =========            =========

(c) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          PUTNAM VT          PUTNAM VT
                                        GLOBAL HEALTH          HIGH            PUTNAM VT
                                          CARE FUND         YIELD FUND        INCOME FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,428           $450,568          $468,479
                                           --------          ---------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                8,313           (298,591)          (52,046)
 Net realized gain on distributions           5,825                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (16,332)           (45,949)         (148,343)
                                           --------          ---------          --------
  Net gain (loss) on investments             (2,194)          (344,540)         (200,389)
                                           --------          ---------          --------
  Net increase (decrease) in net
   assets resulting from operations            $234           $106,028          $268,090
                                           ========          =========          ========

                                          PUTNAM VT          PUTNAM VT
                                        INTERNATIONAL      INTERNATIONAL
                                          VALUE FUND        EQUITY FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,822           $164,159
                                           --------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (8,965)          (113,814)
 Net realized gain on distributions              --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (5,722)          (835,381)
                                           --------          ---------
  Net gain (loss) on investments            (14,687)          (949,195)
                                           --------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $(11,865)         $(785,036)
                                           ========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                        PUTNAM VT
                                           INTERNATIONAL       PUTNAM VT        MONEY
                                            GROWTH FUND     INVESTORS FUND   MARKET FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,590           $1,952           $4
                                              --------          -------          ---
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     859           (4,236)          --
 Net realized gain on distributions                 --               --           --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,557)           2,656           --
                                              --------          -------          ---
  Net gain (loss) on investments               (19,698)          (1,580)          --
                                              --------          -------          ---
  Net increase (decrease) in net assets
   resulting from operations                  $(17,108)            $372           $4
                                              ========          =======          ===

                                              PUTNAM VT         PUTNAM VT
                                              MULTI-CAP         SMALL CAP
                                             GROWTH FUND        VALUE FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                      $29,938            $1,981
                                              ---------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  167,171             6,717
 Net realized gain on distributions                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (523,181)          (24,437)
                                              ---------          --------
  Net gain (loss) on investments               (356,010)          (17,720)
                                              ---------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $(326,072)         $(15,739)
                                              =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT
                                           GEORGE PUTNAM            GLOBAL               PUTNAM VT
                                           BALANCED FUND        UTILITIES FUND          VOYAGER FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,999               $23,482                 $52,993
                                              --------             ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (11,311)                3,234                 339,778
 Net realized gain on distributions                 --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      11,711               (59,505)             (3,822,411)
                                              --------             ---------            ------------
  Net gain (loss) on investments                   400               (56,271)             (3,482,633)
                                              --------             ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $3,399              $(32,789)            $(3,429,640)
                                              ========             =========            ============

                                              PUTNAM VT              PUTNAM VT              INVESCO
                                               CAPITAL                EQUITY            VAN KAMPEN V.I.
                                          OPPORTUNITIES FUND        INCOME FUND          COMSTOCK FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,093                $15,564               $12,292
                                               --------              ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   14,297                  6,300                 3,576
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (51,133)               (15,882)              (36,926)
                                               --------              ---------             ---------
  Net gain (loss) on investments                (36,836)                (9,582)              (33,350)
                                               --------              ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $(35,743)                $5,982              $(21,058)
                                               ========              =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL              SMALL/MID CAP              INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $47,216                    $2,537                    $14,534
 Net realized gain (loss) on security
  transactions                                      (3,506)                   (5,425)                   (89,895)
 Net realized gain on distributions                     --                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (287,288)                  (83,868)                    (4,700)
                                                ----------                  --------                  ---------
 Net increase (decrease) in net assets
  resulting from operations                       (243,578)                  (86,756)                   (80,061)
                                                ----------                  --------                  ---------
UNIT TRANSACTIONS:
 Purchases                                         128,512                    74,657                     29,481
 Net transfers                                       5,889                    65,098                   (128,581)
 Surrenders for benefit payments and
  fees                                             (35,555)                  (30,769)                   (68,599)
 Other transactions                                     (7)                      (11)                        --
 Death benefits                                         --                        --                         --
 Net loan activity                                  (5,625)                  (16,588)                    (4,594)
 Cost of insurance and other fees                 (115,064)                  (75,956)                   (38,911)
                                                ----------                  --------                  ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (21,850)                   16,431                   (211,204)
                                                ----------                  --------                  ---------
 Net increase (decrease) in net assets            (265,428)                  (70,325)                  (291,265)
NET ASSETS:
 Beginning of year                               1,301,950                   913,098                    612,518
                                                ----------                  --------                  ---------
 End of year                                    $1,036,522                  $842,773                   $321,253
                                                ==========                  ========                  =========

                                             INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                 CORE
                                          APPRECIATION FUND        EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $498                $2,136
 Net realized gain (loss) on security
  transactions                                     (526)               (5,248)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (27,114)               (4,494)
                                               --------              --------
 Net increase (decrease) in net assets
  resulting from operations                     (27,142)               (7,606)
                                               --------              --------
UNIT TRANSACTIONS:
 Purchases                                       26,480                 9,123
 Net transfers                                   (8,924)              133,312
 Surrenders for benefit payments and
  fees                                           (3,051)              (55,164)
 Other transactions                                  (4)                   --
 Death benefits                                      --                    --
 Net loan activity                                 (902)                1,239
 Cost of insurance and other fees               (26,236)              (21,662)
                                               --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (12,637)               66,848
                                               --------              --------
 Net increase (decrease) in net assets          (39,779)               59,242
NET ASSETS:
 Beginning of year                              316,354               157,729
                                               --------              --------
 End of year                                   $276,575              $216,971
                                               ========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                          INTERNATIONAL         MID CAP CORE          SMALL CAP
                                           GROWTH FUND          EQUITY FUND          EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $5,130                $3,813                $ --
 Net realized gain (loss) on security
  transactions                                   (305)               33,045             (28,888)
 Net realized gain on distributions                --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (25,519)             (118,549)             (3,957)
                                             --------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (20,694)              (81,691)            (32,845)
                                             --------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     15,258               102,237              21,572
 Net transfers                                 20,079               (55,598)            128,119
 Surrenders for benefit payments and
  fees                                         (3,838)              (57,759)            (15,206)
 Other transactions                                 2                  (291)               (228)
 Death benefits                                (3,448)               (5,554)             (5,440)
 Net loan activity                                (16)                4,561              (9,039)
 Cost of insurance and other fees             (25,131)              (86,411)            (23,951)
                                             --------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              2,906               (98,815)             95,827
                                             --------            ----------            --------
 Net increase (decrease) in net assets        (17,788)             (180,506)             62,982
NET ASSETS:
 Beginning of year                            309,312             1,400,441             318,262
                                             --------            ----------            --------
 End of year                                 $291,524            $1,219,935            $381,244
                                             ========            ==========            ========

                                                                     INVESCO V.I.
                                             INVESCO V.I.           BALANCED RISK
                                               CAPITAL                ALLOCATION
                                           DEVELOPMENT FUND              FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $3,628
 Net realized gain (loss) on security
  transactions                                     (125)                (10,911)
 Net realized gain on distributions                  --                  12,162
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (20,726)                 21,557
                                               --------                --------
 Net increase (decrease) in net assets
  resulting from operations                     (20,851)                 26,436
                                               --------                --------
UNIT TRANSACTIONS:
 Purchases                                       23,408                   5,955
 Net transfers                                   27,422                 458,564
 Surrenders for benefit payments and
  fees                                           (1,737)                 (3,551)
 Other transactions                                  (1)                     --
 Death benefits                                      --                      --
 Net loan activity                               (1,929)                     --
 Cost of insurance and other fees               (31,512)                (10,654)
                                               --------                --------
 Net increase (decrease) in net assets
  resulting from unit transactions               15,651                 450,314
                                               --------                --------
 Net increase (decrease) in net assets           (5,200)                476,750
NET ASSETS:
 Beginning of year                              272,805                 102,694
                                               --------                --------
 End of year                                   $267,605                $579,444
                                               ========                ========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS          BLUE CHIP
                                               ASSET             INCOME AND          AMERICAN FUNDS
                                          ALLOCATION FUND        GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $143,635              $62,089              $172,640
 Net realized gain (loss) on security
  transactions                                  (22,395)              56,828               (87,674)
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (16,830)            (120,764)              246,373
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     104,410               (1,847)              331,339
                                            -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      512,648              206,474               349,569
 Net transfers                                 (276,108)             101,117               135,720
 Surrenders for benefit payments and
  fees                                         (320,826)            (242,380)             (137,971)
 Other transactions                              (1,564)              (5,699)                5,470
 Death benefits                                (219,015)            (637,106)           (1,176,207)
 Net loan activity                              (16,697)              (8,761)              (22,320)
 Cost of insurance and other fees              (625,389)            (278,220)             (460,230)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (946,951)            (864,575)           (1,305,969)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets         (842,541)            (866,422)             (974,630)
NET ASSETS:
 Beginning of year                            8,193,413            4,325,628             6,693,877
                                            -----------          -----------          ------------
 End of year                                 $7,350,872           $3,459,206            $5,719,247
                                            ===========          ===========          ============


                                           AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $72,674               $98,859
 Net realized gain (loss) on security
  transactions                                    61,984               172,774
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (635,405)             (911,395)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     (500,747)             (639,762)
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       373,685             1,246,237
 Net transfers                                  (204,251)             (231,795)
 Surrenders for benefit payments and
  fees                                          (330,173)             (873,675)
 Other transactions                                  486                  (426)
 Death benefits                                  (60,610)              (73,123)
 Net loan activity                                (9,114)              (84,649)
 Cost of insurance and other fees               (461,012)           (1,248,153)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (690,989)           (1,265,584)
                                            ------------          ------------
 Net increase (decrease) in net assets        (1,191,736)           (1,905,346)
NET ASSETS:
 Beginning of year                             6,196,441            16,844,148
                                            ------------          ------------
 End of year                                  $5,004,705           $14,938,802
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                           GROWTH-INCOME FUND      INTERNATIONAL FUND      NEW WORLD FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $218,922                $170,047               $67,753
 Net realized gain (loss) on security
  transactions                                     98,932                 (16,149)               (3,497)
 Net realized gain on distributions                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (563,155)             (1,546,996)             (653,682)
                                               ----------              ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      (245,301)             (1,393,098)             (589,426)
                                               ----------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        994,306                 711,790               231,940
 Net transfers                                   (360,369)                (37,597)             (139,529)
 Surrenders for benefit payments and
  fees                                           (641,146)               (376,838)             (373,085)
 Other transactions                                 4,579                     296                   442
 Death benefits                                  (335,732)                (49,515)                   --
 Net loan activity                                (59,375)                 15,818                 2,587
 Cost of insurance and other fees              (1,116,632)               (666,661)             (268,756)
                                               ----------              ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,514,369)               (402,707)             (546,401)
                                               ----------              ----------            ----------
 Net increase (decrease) in net assets         (1,759,670)             (1,795,805)           (1,135,827)
NET ASSETS:
 Beginning of year                             15,236,110              10,306,403             4,647,521
                                               ----------              ----------            ----------
 End of year                                   $13,476,440             $8,510,598            $3,511,694
                                               ==========              ==========            ==========

                                            AMERICAN FUNDS         FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER
                                         CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $56,127               $14,273
 Net realized gain (loss) on security
  transactions                                    46,742                (5,379)
 Net realized gain on distributions                   --                 3,493
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (942,446)              (29,709)
                                              ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     (839,577)              (17,322)
                                              ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                       337,383                    --
 Net transfers                                  (447,862)               (2,983)
 Surrenders for benefit payments and
  fees                                          (296,073)              (33,180)
 Other transactions                                4,674                   121
 Death benefits                                  (25,557)              (10,764)
 Net loan activity                                 9,574                  (319)
 Cost of insurance and other fees               (366,843)              (62,450)
                                              ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (784,704)             (109,575)
                                              ----------             ---------
 Net increase (decrease) in net assets        (1,624,281)             (126,897)
NET ASSETS:
 Beginning of year                             4,994,475               814,319
                                              ----------             ---------
 End of year                                  $3,370,194              $687,422
                                              ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME           CONTRAFUND(R)           OVERSEAS
                                              PORTFOLIO               PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $268,423                $28,983              $10,435
 Net realized gain (loss) on security
  transactions                                   (388,466)               (21,626)             (14,592)
 Net realized gain on distributions                    --                     --                1,559
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        274,132               (126,407)            (131,977)
                                             ------------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       154,089               (119,050)            (134,575)
                                             ------------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                        632,553                383,012                   --
 Net transfers                                   (304,141)                84,817                   --
 Surrenders for benefit payments and
  fees                                         (1,057,816)              (162,402)             (16,107)
 Other transactions                                 1,183                   (546)                  59
 Death benefits                                   (88,209)                    --                   --
 Net loan activity                                (68,934)               (13,110)              (8,746)
 Cost of insurance and other fees                (848,433)              (265,159)             (94,549)
                                             ------------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,733,797)                26,612             (119,343)
                                             ------------            -----------            ---------
 Net increase (decrease) in net assets         (1,579,708)               (92,438)            (253,918)
NET ASSETS:
 Beginning of year                             11,942,313              3,574,087              880,614
                                             ------------            -----------            ---------
 End of year                                  $10,362,605             $3,481,649             $626,696
                                             ============            ===========            =========

                                            FIDELITY VIP           FIDELITY VIP
                                               MID CAP             FREEDOM 2010
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $803                 $1,445
 Net realized gain (loss) on security
  transactions                                     2,488                  4,024
 Net realized gain on distributions                6,313                    460
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (428,737)               (15,345)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (419,133)                (9,416)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       339,970                    827
 Net transfers                                   (50,927)                44,486
 Surrenders for benefit payments and
  fees                                           (85,274)               (21,612)
 Other transactions                                 (172)                (1,161)
 Death benefits                                       --               (153,602)
 Net loan activity                               (30,896)                  (110)
 Cost of insurance and other fees               (234,436)               (14,795)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (61,735)              (145,967)
                                             -----------            -----------
 Net increase (decrease) in net assets          (480,868)              (155,383)
NET ASSETS:
 Beginning of year                             3,774,384                231,304
                                             -----------            -----------
 End of year                                  $3,293,516                $75,921
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FIDELITY VIP       FIDELITY VIP           FRANKLIN
                                           FREEDOM 2020       FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO        SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,903               $302              $158,306
 Net realized gain (loss) on security
  transactions                                   (412)                (8)               18,229
 Net realized gain on distributions               938                 47                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (17,590)              (497)             (124,035)
                                             --------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (12,161)              (156)               52,500
                                             --------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      7,082                415               249,979
 Net transfers                                145,426             12,213                (5,373)
 Surrenders for benefit payments and
  fees                                         (4,228)                (1)             (337,360)
 Other transactions                                --                 --                   836
 Death benefits                                    --                 --                (8,083)
 Net loan activity                               (109)                --               (24,779)
 Cost of insurance and other fees              (9,759)            (2,910)             (244,593)
                                             --------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            138,412              9,717              (369,373)
                                             --------            -------            ----------
 Net increase (decrease) in net assets        126,251              9,561              (316,873)
NET ASSETS:
 Beginning of year                            118,168              5,992             2,888,436
                                             --------            -------            ----------
 End of year                                 $244,419            $15,553            $2,571,563
                                             ========            =======            ==========

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $22,695               $68,390
 Net realized gain (loss) on security
  transactions                                   (3,342)                1,241
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (142,777)              (38,788)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (123,424)               30,843
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      308,445                63,715
 Net transfers                                 (204,315)              (30,822)
 Surrenders for benefit payments and
  fees                                         (122,725)              (69,195)
 Other transactions                                 741                   220
 Death benefits                                 (16,363)               (6,538)
 Net loan activity                                8,863                (8,752)
 Cost of insurance and other fees              (235,982)              (76,821)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (261,336)             (128,193)
                                             ----------            ----------
 Net increase (decrease) in net assets         (384,760)              (97,350)
NET ASSETS:
 Beginning of year                            3,654,703             1,199,284
                                             ----------            ----------
 End of year                                 $3,269,943            $1,101,934
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         TEMPLETON          TEMPLETON
                                   MUTUAL SHARES          FOREIGN            GROWTH
                                  SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $101,983             $2,935             $5,681
 Net realized gain (loss) on
  security transactions                 (27,207)            (5,667)            (1,790)
 Net realized gain on
  distributions                              --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (149,822)           (22,967)           (32,821)
                                     ----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            (75,046)           (25,699)           (28,930)
                                     ----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                              479,274              5,777             70,207
 Net transfers                           20,597             72,573             22,185
 Surrenders for benefit
  payments and fees                    (147,103)            (2,572)           (26,014)
 Other transactions                        (340)               150                 49
 Death benefits                         (83,278)                --             (6,220)
 Net loan activity                       10,263                 --               (481)
 Cost of insurance and other
  fees                                 (326,893)            (7,594)           (62,709)
                                     ----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (47,480)            68,334             (2,983)
                                     ----------          ---------          ---------
 Net increase (decrease) in net
  assets                               (122,526)            42,635            (31,913)
NET ASSETS:
 Beginning of year                    4,228,670            119,500            423,579
                                     ----------          ---------          ---------
 End of year                         $4,106,144           $162,135           $391,666
                                     ==========          =========          =========

                                       MUTUAL            TEMPLETON
                                  GLOBAL DISCOVERY      GLOBAL BOND
                                  SECURITIES FUND     SECURITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)           $35,842            $179,274
 Net realized gain (loss) on
  security transactions                  (3,434)            (17,250)
 Net realized gain on
  distributions                          35,226              20,848
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (119,034)           (215,239)
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            (51,400)            (32,367)
                                     ----------          ----------
UNIT TRANSACTIONS:
 Purchases                              111,305             144,101
 Net transfers                           (1,006)            108,981
 Surrenders for benefit
  payments and fees                     (21,906)           (206,864)
 Other transactions                      (1,073)                238
 Death benefits                         (18,541)                (89)
 Net loan activity                        8,296              22,230
 Cost of insurance and other
  fees                                 (121,405)           (221,567)
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (44,330)           (152,970)
                                     ----------          ----------
 Net increase (decrease) in net
  assets                                (95,730)           (185,337)
NET ASSETS:
 Beginning of year                    1,625,348           3,048,983
                                     ----------          ----------
 End of year                         $1,529,618          $2,863,646
                                     ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                     HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL
                                              ADVISERS              RETURN BOND           APPRECIATION
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $300,436                $43,576               $442,712
 Net realized gain (loss) on security
  transactions                                  (565,908)                 3,356             (2,917,987)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       597,987              1,330,207             (4,200,449)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      332,515              1,377,139             (6,675,724)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,113,018              1,691,456              2,151,985
 Net transfers                                  (501,955)               (50,609)            (1,238,182)
 Surrenders for benefit payments and
  fees                                          (933,946)            (2,030,408)            (3,465,490)
 Other transactions                               (9,093)                 2,025                 (1,775)
 Death benefits                                 (133,510)            (1,650,028)            (1,234,658)
 Net loan activity                               (23,783)              (167,597)               395,770
 Cost of insurance and other fees             (1,627,230)            (1,556,394)            (3,871,640)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,116,499)            (3,761,555)            (7,263,990)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        (1,783,984)            (2,384,416)           (13,939,714)
NET ASSETS:
 Beginning of year                            19,015,451             21,709,849             64,443,790
                                             -----------            -----------            -----------
 End of year                                 $17,231,467            $19,325,433            $50,504,076
                                             ===========            ===========            ===========

                                              HARTFORD
                                              DIVIDEND              HARTFORD
                                             AND GROWTH          GLOBAL RESEARCH
                                              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $360,891                  $2
 Net realized gain (loss) on security
  transactions                                    (6,888)                (91)
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (81,692)             (1,533)
                                             -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                      272,311              (1,622)
                                             -----------             -------
UNIT TRANSACTIONS:
 Purchases                                       857,992                  --
 Net transfers                                  (380,624)                170
 Surrenders for benefit payments and
  fees                                          (819,835)                 --
 Other transactions                               (3,375)                 --
 Death benefits                                 (254,691)                 --
 Net loan activity                               (60,531)                 --
 Cost of insurance and other fees             (1,481,534)             (1,138)
                                             -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,142,598)               (968)
                                             -----------             -------
 Net increase (decrease) in net assets        (1,870,287)             (2,590)
NET ASSETS:
 Beginning of year                            18,987,484              17,042
                                             -----------             -------
 End of year                                 $17,117,197             $14,452
                                             ===========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  HARTFORD                HARTFORD
                                            HARTFORD            DISCIPLINED                GROWTH
                                          GLOBAL GROWTH            EQUITY              OPPORTUNITIES
                                            HLS FUND              HLS FUND                HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $22                 $17,093                    $ --
 Net realized gain (loss) on security
  transactions                                  (182)                 51,903                 (81,357)
 Net realized gain on distributions               --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (9,163)                (47,583)                (99,663)
                                             -------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   (9,323)                 21,413                (181,020)
                                             -------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       603                 104,834                 147,438
 Net transfers                                20,381                  65,493                 (85,496)
 Surrenders for benefit payments and
  fees                                          (248)               (255,878)               (207,072)
 Other transactions                               --                     739                     299
 Death benefits                                   --                  (5,144)                     --
 Net loan activity                              (457)                 (1,678)                 (1,610)
 Cost of insurance and other fees             (2,871)               (145,940)               (132,747)
                                             -------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            17,408                (237,574)               (279,188)
                                             -------            ------------            ------------
 Net increase (decrease) in net assets         8,085                (216,161)               (460,208)
NET ASSETS:
 Beginning of year                            44,625               1,619,476               2,139,556
                                             -------            ------------            ------------
 End of year                                 $52,710              $1,403,315              $1,679,348
                                             =======            ============            ============


                                             HARTFORD              HARTFORD
                                            HIGH YIELD               INDEX
                                             HLS FUND              HLS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $44,100                 $236,441
 Net realized gain (loss) on security
  transactions                                 (4,211)                 (41,520)
 Net realized gain on distributions                --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (25,214)                 124,588
                                             --------            -------------
 Net increase (decrease) in net assets
  resulting from operations                    14,675                  319,509
                                             --------            -------------
UNIT TRANSACTIONS:
 Purchases                                      5,938                  661,429
 Net transfers                                 97,987                 (819,408)
 Surrenders for benefit payments and
  fees                                        (15,810)                (928,241)
 Other transactions                               324                     (359)
 Death benefits                                    --                  (54,911)
 Net loan activity                               (111)                  43,583
 Cost of insurance and other fees             (21,389)              (1,262,592)
                                             --------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             66,939               (2,360,499)
                                             --------            -------------
 Net increase (decrease) in net assets         81,614               (2,040,990)
NET ASSETS:
 Beginning of year                            387,465               15,434,202
                                             --------            -------------
 End of year                                 $469,079              $13,393,212
                                             ========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               HARTFORD
                                            INTERNATIONAL             HARTFORD               HARTFORD
                                            OPPORTUNITIES              MIDCAP              MIDCAP VALUE
                                               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,533                $76,643                  $165
 Net realized gain (loss) on security
  transactions                                    (88,809)               277,259               (30,069)
 Net realized gain on distributions                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,648,828)            (1,173,680)             (112,511)
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (1,732,104)              (819,778)             (142,415)
                                             ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        807,724                408,726                97,041
 Net transfers                                    (77,474)              (478,066)              (58,638)
 Surrenders for benefit payments and
  fees                                           (645,472)              (571,261)              (28,920)
 Other transactions                                (3,575)                 1,200                   (13)
 Death benefits                                  (691,991)               (40,419)                   --
 Net loan activity                                (15,590)                11,539               (17,839)
 Cost of insurance and other fees                (810,199)              (764,061)             (103,500)
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,436,577)            (1,432,342)             (111,869)
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets         (3,168,681)            (2,252,120)             (254,284)
NET ASSETS:
 Beginning of year                             13,604,263             12,048,615             1,727,484
                                             ------------            -----------            ----------
 End of year                                  $10,435,582             $9,796,495            $1,473,200
                                             ============            ===========            ==========


                                               HARTFORD               HARTFORD
                                             MONEY MARKET          SMALL COMPANY
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $ --                  $ --
 Net realized gain (loss) on security
  transactions                                         --               139,063
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --              (304,418)
                                             ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                            --              (165,355)
                                             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                      2,068,215               292,509
 Net transfers                                  2,949,935              (628,224)
 Surrenders for benefit payments and
  fees                                        (10,373,900)             (329,245)
 Other transactions                                    --                   360
 Death benefits                                  (100,464)               (1,641)
 Net loan activity                                198,391               (39,120)
 Cost of insurance and other fees              (2,229,593)             (439,964)
                                             ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (7,487,416)           (1,145,325)
                                             ------------            ----------
 Net increase (decrease) in net assets         (7,487,416)           (1,310,680)
NET ASSETS:
 Beginning of year                             27,863,040             7,129,936
                                             ------------            ----------
 End of year                                  $20,375,624            $5,819,256
                                             ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT         LORD ABBETT
                                               STOCK               SECURITIES             CAPITAL
                                              HLS FUND              HLS FUND           STRUCTURE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $277,181               $97,071              $20,614
 Net realized gain (loss) on security
  transactions                                 (478,520)              (15,691)                 693
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       29,265                77,312              (19,593)
                                             ----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                    (172,074)              158,692                1,714
                                             ----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                                    1,248,944               164,923               39,508
 Net transfers                                 (687,791)              103,403                9,984
 Surrenders for benefit payments and
  fees                                         (899,281)             (132,373)             (25,106)
 Other transactions                              (3,548)               10,337                   (1)
 Death benefits                                (666,488)           (1,556,436)                  --
 Net loan activity                              124,979               127,793                  496
 Cost of insurance and other fees            (1,763,892)             (301,778)             (48,957)
                                             ----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,647,077)           (1,584,131)             (24,076)
                                             ----------            ----------             --------
 Net increase (decrease) in net assets       (2,819,151)           (1,425,439)             (22,362)
NET ASSETS:
 Beginning of year                           22,097,206             5,221,195              742,591
                                             ----------            ----------             --------
 End of year                                 $19,278,055           $3,795,756             $720,229
                                             ==========            ==========             ========


                                            LORD ABBETT          LORD ABBETT
                                               BOND              GROWTH AND
                                          DEBENTURE FUND         INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $36,981               $2,766
 Net realized gain (loss) on security
  transactions                                   8,182               10,279
 Net realized gain on distributions              4,613                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (17,088)             (31,780)
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     32,688              (18,735)
                                             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      29,655               26,414
 Net transfers                                (132,649)             (14,698)
 Surrenders for benefit payments and
  fees                                         (65,789)             (82,896)
 Other transactions                                 --                   (2)
 Death benefits                                     --                   --
 Net loan activity                                (563)                (573)
 Cost of insurance and other fees              (39,548)             (30,064)
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (208,894)            (101,819)
                                             ---------            ---------
 Net increase (decrease) in net assets        (176,206)            (120,554)
NET ASSETS:
 Beginning of year                             816,527              475,860
                                             ---------            ---------
 End of year                                  $640,321             $355,306
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            MFS INVESTORS             MFS NEW               MFS TOTAL
                                             TRUST FUND           DISCOVERY FUND           RETURN FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $706                   $ --                $61,877
 Net realized gain (loss) on security
  transactions                                     11,554                 21,867                     68
 Net realized gain on distributions                    --                 63,805                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (13,776)              (139,811)               (26,716)
                                            -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                        (1,516)               (54,139)                35,229
                                            -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                          4,844                 33,873                173,838
 Net transfers                                    (48,149)              (111,440)               537,804
 Surrenders for benefit payments and
  fees                                                 --                (15,431)               (98,488)
 Other transactions                                    (1)                     9                 (1,400)
 Death benefits                                        --                     --                (63,524)
 Net loan activity                                     --                  6,051                 (3,460)
 Cost of insurance and other fees                 (14,398)               (47,281)              (171,178)
                                            -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (57,704)              (134,219)               373,592
                                            -------------          -------------          -------------
 Net increase (decrease) in net assets            (59,220)              (188,358)               408,821
NET ASSETS:
 Beginning of year                                130,369                656,457              2,081,288
                                            -------------          -------------          -------------
 End of year                                      $71,149               $468,099             $2,490,109
                                            =============          =============          =============

                                                 MFS               MFS RESEARCH
                                             VALUE FUND              BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,504                $26,303
 Net realized gain (loss) on security
  transactions                                     (5,093)                 1,027
 Net realized gain on distributions                 1,489                 11,323
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (9,202)                23,785
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                        (7,302)                62,438
                                            -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         22,348                 27,583
 Net transfers                                    122,751                637,948
 Surrenders for benefit payments and
  fees                                             (7,877)               (14,958)
 Other transactions                                   126                    506
 Death benefits                                    (7,961)               (33,484)
 Net loan activity                                 (3,762)                   198
 Cost of insurance and other fees                 (27,981)               (64,536)
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 97,644                553,257
                                            -------------          -------------
 Net increase (decrease) in net assets             90,342                615,695
NET ASSETS:
 Beginning of year                                291,808                459,278
                                            -------------          -------------
 End of year                                     $382,150             $1,074,973
                                            =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  INVESCO            OPPENHEIMER
                                           UIF MID CAP        VAN KAMPEN V.I.          CAPITAL
                                              GROWTH              MID CAP            APPRECIATION
                                            PORTFOLIO            VALUE FUND            FUND/VA
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $681               $1,805                 $438
 Net realized gain (loss) on security
  transactions                                 11,421              (10,207)              (1,705)
 Net realized gain on distributions               115                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (37,252)                (601)              (5,732)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                   (25,035)              (9,003)              (6,999)
                                             --------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                      7,975               17,895               40,931
 Net transfers                                 89,826               27,762                1,130
 Surrenders for benefit payments and
  fees                                        (49,874)                  --               (3,250)
 Other transactions                               (73)              (1,076)                 (16)
 Death benefits                                (4,566)                  --                   --
 Net loan activity                              2,744               (2,118)                (752)
 Cost of insurance and other fees             (25,011)             (22,329)             (34,083)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             21,021               20,134                3,960
                                             --------             --------             --------
 Net increase (decrease) in net assets         (4,014)              11,131               (3,039)
NET ASSETS:
 Beginning of year                            317,818              261,005              394,581
                                             --------             --------             --------
 End of year                                 $313,804             $272,136             $391,542
                                             ========             ========             ========


                                             OPPENHEIMER           OPPENHEIMER
                                          GLOBAL SECURITIES        MAIN STREET
                                               FUND/VA               FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $14,769              $2,041
 Net realized gain (loss) on security
  transactions                                     (5,287)              2,574
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (158,237)             (5,679)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from operations                      (148,755)             (1,064)
                                             ------------            --------
UNIT TRANSACTIONS:
 Purchases                                        206,359              17,032
 Net transfers                                     75,919              (3,630)
 Surrenders for benefit payments and
  fees                                            (77,284)             (5,608)
 Other transactions                                   452                  (8)
 Death benefits                                    (4,044)                 --
 Net loan activity                                  7,047              (1,159)
 Cost of insurance and other fees                (101,198)            (17,306)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions                107,251             (10,679)
                                             ------------            --------
 Net increase (decrease) in net assets            (41,504)            (11,743)
NET ASSETS:
 Beginning of year                              1,442,645             362,295
                                             ------------            --------
 End of year                                   $1,401,141            $350,552
                                             ============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             OPPENHEIMER
                                             MAIN STREET           PUTNAM VT            PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED         GLOBAL ASSET
                                               FUND/VA            INCOME FUND        ALLOCATION FUND
                                           SUB-ACCOUNT (C)        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $220               $70,621              $59,274
 Net realized gain (loss) on security
  transactions                                   4,336                (3,110)              13,092
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,597)              (86,471)             (68,152)
                                               -------              --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        (41)              (18,960)               4,214
                                               -------              --------            ---------
UNIT TRANSACTIONS:
 Purchases                                       5,413                13,602                   --
 Net transfers                                  (2,806)               21,652              (62,179)
 Surrenders for benefit payments and
  fees                                            (615)              (23,348)             (60,808)
 Other transactions                                 --                    --                 (415)
 Death benefits                                     --                    --              (23,747)
 Net loan activity                              (1,892)                2,563                 (409)
 Cost of insurance and other fees               (5,772)              (59,295)             (88,101)
                                               -------              --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (5,672)              (44,826)            (235,659)
                                               -------              --------            ---------
 Net increase (decrease) in net assets          (5,713)              (63,786)            (231,445)
NET ASSETS:
 Beginning of year                              61,106               732,056            1,344,697
                                               -------              --------            ---------
 End of year                                   $55,393              $668,270            $1,113,252
                                               =======              ========            =========


                                             PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $128,249              $210,020
 Net realized gain (loss) on security
  transactions                                 (270,759)             (972,104)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (93,071)              174,961
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (235,581)             (587,123)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      266,373               794,971
 Net transfers                                 (122,969)             (381,731)
 Surrenders for benefit payments and
  fees                                         (347,004)           (1,124,939)
 Other transactions                              (1,413)                2,031
 Death benefits                                 (64,497)             (126,170)
 Net loan activity                              (19,094)                2,754
 Cost of insurance and other fees              (487,606)           (1,239,957)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (776,210)           (2,073,041)
                                             ----------            ----------
 Net increase (decrease) in net assets       (1,011,791)           (2,660,164)
NET ASSETS:
 Beginning of year                            5,999,822            14,903,059
                                             ----------            ----------
 End of year                                 $4,988,031            $12,242,895
                                             ==========            ==========

(c) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT
                                           GLOBAL HEALTH             HIGH               PUTNAM VT
                                             CARE FUND            YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,428              $450,568              $468,479
 Net realized gain (loss) on security
  transactions                                    8,313              (298,591)              (52,046)
 Net realized gain on distributions               5,825                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (16,332)              (45,949)             (148,343)
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                         234               106,028               268,090
                                            -----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                           --               300,221               248,713
 Net transfers                                   (5,732)             (388,365)             (662,699)
 Surrenders for benefit payments and
  fees                                          (26,975)             (401,431)             (440,959)
 Other transactions                                  --                  (472)                   71
 Death benefits                                  (3,419)              (46,891)              (10,258)
 Net loan activity                               (1,283)              117,742               187,052
 Cost of insurance and other fees               (15,458)             (459,359)             (397,902)
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (52,867)             (878,555)           (1,075,982)
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets          (52,633)             (772,527)             (807,892)
NET ASSETS:
 Beginning of year                              227,519             5,921,414             5,514,805
                                            -----------          ------------          ------------
 End of year                                   $174,886            $5,148,887            $4,706,913
                                            ===========          ============          ============

                                             PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL        INTERNATIONAL
                                            VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,822              $164,159
 Net realized gain (loss) on security
  transactions                                   (8,965)             (113,814)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,722)             (835,381)
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     (11,865)             (785,036)
                                            -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                           --               208,383
 Net transfers                                  (12,191)              125,637
 Surrenders for benefit payments and
  fees                                             (388)             (324,758)
 Other transactions                                  --                  (467)
 Death benefits                                      --                (1,005)
 Net loan activity                                 (862)              (22,266)
 Cost of insurance and other fees                (4,515)             (319,921)
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (17,956)             (334,397)
                                            -----------          ------------
 Net increase (decrease) in net assets          (29,821)           (1,119,433)
NET ASSETS:
 Beginning of year                              106,928             5,065,588
                                            -----------          ------------
 End of year                                    $77,107            $3,946,155
                                            ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                                 PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT              MONEY
                                            GROWTH FUND        INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,590               $1,952                   $4
 Net realized gain (loss) on security
  transactions                                     859               (4,236)                  --
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,557)               2,656                   --
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (17,108)                 372                    4
                                             ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                   --                   --
 Net transfers                                  (1,954)              (1,856)                  --
 Surrenders for benefit payments and
  fees                                          (3,320)              (6,724)             (67,918)
 Other transactions                                 --                   --                   (1)
 Death benefits                                     --                   --                   --
 Net loan activity                                  --               (1,079)                (347)
 Cost of insurance and other fees               (8,272)             (16,352)              (2,054)
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,546)             (26,011)             (70,320)
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets         (30,654)             (25,639)             (70,316)
NET ASSETS:
 Beginning of year                             108,033              151,113               96,681
                                             ---------            ---------            ---------
 End of year                                   $77,379             $125,474              $26,365
                                             =========            =========            =========

                                              PUTNAM VT             PUTNAM VT
                                              MULTI-CAP             SMALL CAP
                                             GROWTH FUND           VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $29,938               $1,981
 Net realized gain (loss) on security
  transactions                                   167,171                6,717
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (523,181)             (24,437)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (326,072)             (15,739)
                                             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       440,731               43,267
 Net transfers                                    (9,718)             (42,911)
 Surrenders for benefit payments and
  fees                                          (523,771)              (4,638)
 Other transactions                               (2,053)                  (1)
 Death benefits                                 (136,718)                  --
 Net loan activity                                 8,876               (1,296)
 Cost of insurance and other fees               (662,918)             (41,743)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (885,571)             (47,322)
                                             -----------            ---------
 Net increase (decrease) in net assets        (1,211,643)             (63,061)
NET ASSETS:
 Beginning of year                             7,975,999              440,006
                                             -----------            ---------
 End of year                                  $6,764,356             $376,945
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          GEORGE PUTNAM           GLOBAL              PUTNAM VT
                                          BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,999             $23,482                $52,993
 Net realized gain (loss) on security
  transactions                                (11,311)              3,234                339,778
 Net realized gain on distributions                --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     11,711             (59,505)            (3,822,411)
                                             --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     3,399             (32,789)            (3,429,640)
                                             --------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --                  --                800,606
 Net transfers                                     --                  --               (246,061)
 Surrenders for benefit payments and
  fees                                        (14,770)            (32,773)            (1,329,651)
 Other transactions                                --                (145)                 1,815
 Death benefits                                (2,745)             (4,825)              (298,651)
 Net loan activity                                 --                (352)               (54,715)
 Cost of insurance and other fees             (13,464)            (49,165)            (1,647,861)
                                             --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (30,979)            (87,260)            (2,774,518)
                                             --------            --------            -----------
 Net increase (decrease) in net assets        (27,580)           (120,049)            (6,204,158)
NET ASSETS:
 Beginning of year                            132,987             653,454             21,557,357
                                             --------            --------            -----------
 End of year                                 $105,407            $533,405            $15,353,199
                                             ========            ========            ===========

                                              PUTNAM VT             PUTNAM VT             INVESCO
                                               CAPITAL                EQUITY          VAN KAMPEN V.I.
                                          OPPORTUNITIES FUND       INCOME FUND         COMSTOCK FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,093               $15,564              $12,292
 Net realized gain (loss) on security
  transactions                                   14,297                 6,300                3,576
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (51,133)              (15,882)             (36,926)
                                               --------              --------             --------
 Net increase (decrease) in net assets
  resulting from operations                     (35,743)                5,982              (21,058)
                                               --------              --------             --------
UNIT TRANSACTIONS:
 Purchases                                       50,490                44,297               97,301
 Net transfers                                  (91,265)               (3,836)             (23,087)
 Surrenders for benefit payments and
  fees                                          (17,578)              (75,857)             (23,507)
 Other transactions                                  (1)                1,673                    1
 Death benefits                                      --                (3,153)                  --
 Net loan activity                               (3,457)              (10,496)              (1,830)
 Cost of insurance and other fees               (55,496)              (87,532)             (70,738)
                                               --------              --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (117,307)             (134,904)             (21,860)
                                               --------              --------             --------
 Net increase (decrease) in net assets         (153,050)             (128,922)             (42,918)
NET ASSETS:
 Beginning of year                              820,638               866,099              936,915
                                               --------              --------             --------
 End of year                                   $667,588              $737,177             $893,997
                                               ========              ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL             SMALL/MID CAP             INTERNATIONAL
                                             VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $33,423                    $2,785                   $10,902
 Net realized gain (loss) on security
  transactions                                    (42,239)                   (5,958)                    8,243
 Net realized gain on distributions                    --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         55,328                   176,324                    55,410
                                                ---------                  --------                  --------
 Net increase (decrease) in net assets
  resulting from operations                        46,512                   173,151                    74,555
                                                ---------                  --------                  --------
UNIT TRANSACTIONS:
 Purchases                                        153,592                    92,456                    28,965
 Net transfers                                     43,410                   136,249                    13,334
 Surrenders for benefit payments and
  fees                                           (107,534)                  (46,373)                  (67,460)
 Net loan activity                                  5,438                     8,843                    (4,071)
 Cost of insurance                               (119,366)                  (74,645)                  (43,654)
                                                ---------                  --------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (24,460)                  116,530                   (72,886)
                                                ---------                  --------                  --------
 Net increase (decrease) in net assets             22,052                   289,681                     1,669
NET ASSETS:
 Beginning of year                              1,279,898                   623,417                   610,849
                                                ---------                  --------                  --------
 End of year                                    $1,301,950                 $913,098                  $612,518
                                                =========                  ========                  ========

                                             INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                  CORE
                                          APPRECIATION FUND         EQUITY FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (B)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,364                 $1,462
 Net realized gain (loss) on security
  transactions                                    4,404                  9,811
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       39,518                  3,766
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from operations                      46,286                 15,039
                                               --------               --------
UNIT TRANSACTIONS:
 Purchases                                       23,712                 11,628
 Net transfers                                    3,003                (12,717)
 Surrenders for benefit payments and
  fees                                          (24,590)               (15,701)
 Net loan activity                                 (509)                (6,734)
 Cost of insurance                              (26,432)               (17,394)
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,816)               (40,918)
                                               --------               --------
 Net increase (decrease) in net assets           21,470                (25,879)
NET ASSETS:
 Beginning of year                              294,884                183,608
                                               --------               --------
 End of year                                   $316,354               $157,729
                                               ========               ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE          SMALL CAP
                                            GROWTH FUND           EQUITY FUND          EQUITY FUND
                                          SUB-ACCOUNT (C)       SUB-ACCOUNT (D)      SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,665                 $7,305                $ --
 Net realized gain (loss) on security
  transactions                                  (1,787)                52,622                  58
 Net realized gain on distributions                 --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      23,669                109,883              61,963
                                              --------             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     26,547                169,810              62,021
                                              --------             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      16,385                 96,380              22,256
 Net transfers                                 127,671                (58,926)             73,785
 Surrenders for benefit payments and
  fees                                          (7,024)               (96,879)            (33,764)
 Net loan activity                              (1,043)               (80,279)             (3,682)
 Cost of insurance                             (13,949)              (102,572)            (17,249)
                                              --------             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             122,040               (242,276)             41,346
                                              --------             ----------            --------
 Net increase (decrease) in net assets         148,587                (72,466)            103,367
NET ASSETS:
 Beginning of year                             160,725              1,472,907             214,895
                                              --------             ----------            --------
 End of year                                  $309,312             $1,400,441            $318,262
                                              ========             ==========            ========

                                             INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 GLOBAL
                                           DEVELOPMENT FUND       MULTI-ASSET FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                   $139
 Net realized gain (loss) on security
  transactions                                    8,988                    (16)
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,265                  4,127
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from operations                      45,253                  4,250
                                               --------               --------
UNIT TRANSACTIONS:
 Purchases                                       20,278                  3,467
 Net transfers                                    3,881                 84,434
 Surrenders for benefit payments and
  fees                                          (20,547)                    --
 Net loan activity                                 (939)                    --
 Cost of insurance                              (26,321)                (2,805)
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (23,648)                85,096
                                               --------               --------
 Net increase (decrease) in net assets           21,605                 89,346
NET ASSETS:
 Beginning of year                              251,200                 13,348
                                               --------               --------
 End of year                                   $272,805               $102,694
                                               ========               ========

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS            BLUE CHIP
                                                ASSET                 INCOME AND           AMERICAN FUNDS
                                           ALLOCATION FUND           GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $153,206                 $68,390              $208,100
 Net realized gain (loss) on security
  transactions                                   (111,918)                 (7,756)               68,801
 Net realized gain on distributions                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        888,850                 376,443               231,559
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       930,138                 437,077               508,460
                                             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                        570,988                 238,900               387,024
 Net transfers                                   (141,777)                724,786              (774,542)
 Surrenders for benefit payments and
  fees                                           (599,759)               (170,016)             (796,719)
 Net loan activity                                (19,831)                (18,169)              (94,655)
 Cost of insurance                               (656,259)               (294,355)             (570,653)
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (846,638)                481,146            (1,849,545)
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets             83,500                 918,223            (1,341,085)
NET ASSETS:
 Beginning of year                              8,109,913               3,407,405             8,034,962
                                             ------------            ------------            ----------
 End of year                                   $8,193,413              $4,325,628            $6,693,877
                                             ============            ============            ==========


                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS
                                             GROWTH FUND             GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $85,011                $110,401
 Net realized gain (loss) on security
  transactions                                    (12,441)               (136,073)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        567,260               2,721,287
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       639,830               2,695,615
                                             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        452,457               1,431,520
 Net transfers                                     49,056                (421,654)
 Surrenders for benefit payments and
  fees                                           (263,392)               (921,185)
 Net loan activity                                   (761)                (76,221)
 Cost of insurance                               (510,395)             (1,322,202)
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (273,035)             (1,309,742)
                                             ------------            ------------
 Net increase (decrease) in net assets            366,795               1,385,873
NET ASSETS:
 Beginning of year                              5,829,646              15,458,275
                                             ------------            ------------
 End of year                                   $6,196,441             $16,844,148
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS           AMERICAN FUNDS         AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND       NEW WORLD FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $212,023                 $199,853               $67,443
 Net realized gain (loss) on security
  transactions                                     (91,516)                   2,797               (14,958)
 Net realized gain on distributions                     --                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,486,184                  504,956               650,499
                                               -----------              -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      1,606,691                  707,606               702,984
                                               -----------              -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       1,163,592                  820,172               299,088
 Net transfers                                    (410,535)                 681,129               163,893
 Surrenders for benefit payments and
  fees                                            (961,821)                (938,723)             (477,616)
 Net loan activity                                 (39,154)                 (60,981)              (23,130)
 Cost of insurance                              (1,244,090)                (742,339)             (297,787)
                                               -----------              -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,492,008)                (240,742)             (335,552)
                                               -----------              -----------            ----------
 Net increase (decrease) in net assets             114,683                  466,864               367,432
NET ASSETS:
 Beginning of year                              15,121,427                9,839,539             4,280,089
                                               -----------              -----------            ----------
 End of year                                   $15,236,110              $10,306,403            $4,647,521
                                               ===========              ===========            ==========

                                            AMERICAN FUNDS         FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER
                                         CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $75,151               $13,189
 Net realized gain (loss) on security
  transactions                                     6,008               (19,959)
 Net realized gain on distributions                   --                 3,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       827,045               110,080
                                              ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      908,204               107,272
                                              ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                       374,597                    --
 Net transfers                                   105,204               (51,383)
 Surrenders for benefit payments and
  fees                                          (365,190)              (16,617)
 Net loan activity                                34,549                (1,377)
 Cost of insurance                              (398,140)              (66,207)
                                              ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (248,980)             (135,584)
                                              ----------             ---------
 Net increase (decrease) in net assets           659,224               (28,312)
NET ASSETS:
 Beginning of year                             4,335,251               842,631
                                              ----------             ---------
 End of year                                  $4,994,475              $814,319
                                              ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             FIDELITY VIP             FIDELITY VIP          FIDELITY VIP
                                             EQUITY-INCOME           CONTRAFUND(R)            OVERSEAS
                                               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $202,460                 $33,043              $11,425
 Net realized gain (loss) on security
  transactions                                    (456,054)                 (1,129)             (33,388)
 Net realized gain on distributions                     --                   1,511                1,558
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,864,702                 478,297              120,146
                                             -------------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      1,611,108                 511,722               99,741
                                             -------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                         712,812                 444,103                   --
 Net transfers                                    (294,240)                149,628              (25,715)
 Surrenders for benefit payments and
  fees                                            (895,363)               (146,799)             (52,705)
 Net loan activity                                 (36,632)                 15,016                 (770)
 Cost of insurance                                (876,161)               (293,370)             (92,640)
                                             -------------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,389,584)                168,578             (171,830)
                                             -------------            ------------            ---------
 Net increase (decrease) in net assets             221,524                 680,300              (72,089)
NET ASSETS:
 Beginning of year                              11,720,789               2,893,787              952,703
                                             -------------            ------------            ---------
 End of year                                   $11,942,313              $3,574,087             $880,614
                                             =============            ============            =========

                                             FIDELITY VIP          FIDELITY VIP
                                               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4,104              $4,289
 Net realized gain (loss) on security
  transactions                                      4,359                 880
 Net realized gain on distributions                10,341               3,136
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        807,962              16,295
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from operations                       826,766              24,600
                                             ------------            --------
UNIT TRANSACTIONS:
 Purchases                                        378,369                 197
 Net transfers                                    162,663             108,101
 Surrenders for benefit payments and
  fees                                           (108,431)             (2,043)
 Net loan activity                                (10,316)             49,311
 Cost of insurance                               (241,105)            (12,370)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions                181,180             143,196
                                             ------------            --------
 Net increase (decrease) in net assets          1,007,946             167,796
NET ASSETS:
 Beginning of year                              2,766,438              63,508
                                             ------------            --------
 End of year                                   $3,774,384            $231,304
                                             ============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP            FRANKLIN
                                           FREEDOM 2020        FREEDOM 2030             INCOME
                                            PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,220               $100                 $180,992
 Net realized gain (loss) on security
  transactions                                  5,438                 87                    6,527
 Net realized gain on distributions               881                 42                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     10,412                599                  139,396
                                             --------             ------             ------------
 Net increase (decrease) in net assets
  resulting from operations                    18,951                828                  326,915
                                             --------             ------             ------------
UNIT TRANSACTIONS:
 Purchases                                      5,774                408                  314,039
 Net transfers                                  5,533                 --                  146,108
 Surrenders for benefit payments and
  fees                                         (7,161)                --                 (250,898)
 Net loan activity                              1,192                 --                  (17,341)
 Cost of insurance                            (10,650)              (725)                (256,668)
                                             --------             ------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (5,312)              (317)                 (64,760)
                                             --------             ------             ------------
 Net increase (decrease) in net assets         13,639                511                  262,155
NET ASSETS:
 Beginning of year                            104,529              5,481                2,626,281
                                             --------             ------             ------------
 End of year                                 $118,168             $5,992               $2,888,436
                                             ========             ======             ============

                                               FRANKLIN                FRANKLIN
                                              SMALL CAP               STRATEGIC
                                                VALUE                   INCOME
                                           SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $24,288                 $46,414
 Net realized gain (loss) on security
  transactions                                    (68,435)                    340
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        755,263                  54,253
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       711,116                 101,007
                                             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        337,838                  69,190
 Net transfers                                    301,823                 433,465
 Surrenders for benefit payments and
  fees                                           (206,145)                (76,349)
 Net loan activity                                (23,153)                (11,867)
 Cost of insurance                               (247,476)                (60,672)
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                162,887                 353,767
                                             ------------            ------------
 Net increase (decrease) in net assets            874,003                 454,774
NET ASSETS:
 Beginning of year                              2,780,700                 744,510
                                             ------------            ------------
 End of year                                   $3,654,703              $1,199,284
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  TEMPLETON            TEMPLETON
                                           MUTUAL SHARES           FOREIGN              GROWTH
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $64,999              $1,908               $6,594
 Net realized gain (loss) on security
  transactions                                  (34,064)               (628)               8,655
 Net realized gain on distributions                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      402,969              14,923               16,355
                                             ----------            --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     433,904              16,203               31,604
                                             ----------            --------            ---------
UNIT TRANSACTIONS:
 Purchases                                      510,497               5,191               80,365
 Net transfers                                  (39,924)             94,346              (38,641)
 Surrenders for benefit payments and
  fees                                         (310,390)               (290)             (93,932)
 Net loan activity                              (44,272)                 --              (13,181)
 Cost of insurance                             (358,026)             (4,100)             (67,019)
                                             ----------            --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (242,115)             95,147             (132,408)
                                             ----------            --------            ---------
 Net increase (decrease) in net assets          191,789             111,350             (100,804)
NET ASSETS:
 Beginning of year                            4,036,881               8,150              524,383
                                             ----------            --------            ---------
 End of year                                 $4,228,670            $119,500             $423,579
                                             ==========            ========            =========

                                               MUTUAL              TEMPLETON
                                          GLOBAL DISCOVERY        GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,267               $40,292
 Net realized gain (loss) on security
  transactions                                   (1,132)                2,221
 Net realized gain on distributions                  --                 7,289
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      150,571               315,660
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     168,706               365,462
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      147,179               148,714
 Net transfers                                  225,405               633,005
 Surrenders for benefit payments and
  fees                                         (168,020)             (293,847)
 Net loan activity                               (5,388)               35,475
 Cost of insurance                             (121,974)             (202,352)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               77,202               320,995
                                             ----------            ----------
 Net increase (decrease) in net assets          245,908               686,457
NET ASSETS:
 Beginning of year                            1,379,440             2,362,526
                                             ----------            ----------
 End of year                                 $1,625,348            $3,048,983
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL
                                              ADVISERS              RETURN BOND           APPRECIATION
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (H)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $261,612               $918,366               $451,031
 Net realized gain (loss) on security
  transactions                                (1,565,730)               (45,123)            (2,709,115)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,467,848                883,000             11,670,695
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,163,730              1,756,243              9,412,611
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,193,686              1,317,902              2,528,936
 Net transfers                                  (829,591)            (1,546,355)            (1,442,101)
 Surrenders for benefit payments and
  fees                                        (1,594,304)            (2,626,083)            (4,427,375)
 Net loan activity                                31,023               (199,509)               (64,491)
 Cost of insurance                            (1,796,382)            (1,797,417)            (4,131,448)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,995,568)            (4,851,462)            (7,536,479)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets          (831,838)            (3,095,219)             1,876,132
NET ASSETS:
 Beginning of year                            19,847,289             24,805,068             62,567,658
                                             -----------            -----------            -----------
 End of year                                 $19,015,451            $21,709,849            $64,443,790
                                             ===========            ===========            ===========

                                               HARTFORD
                                               DIVIDEND              HARTFORD
                                              AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND              HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (I)
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $345,640                $191
 Net realized gain (loss) on security
  transactions                                   (510,476)                (88)
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,467,989               2,264
                                             ------------             -------
 Net increase (decrease) in net assets
  resulting from operations                     2,303,153               2,367
                                             ------------             -------
UNIT TRANSACTIONS:
 Purchases                                      1,049,382                  --
 Net transfers                                   (465,896)                 --
 Surrenders for benefit payments and
  fees                                         (1,585,263)               (188)
 Net loan activity                               (433,840)                 --
 Cost of insurance                             (1,609,565)             (1,177)
                                             ------------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,045,182)             (1,365)
                                             ------------             -------
 Net increase (decrease) in net assets           (742,029)              1,002
NET ASSETS:
 Beginning of year                             19,729,513              16,040
                                             ------------             -------
 End of year                                  $18,987,484             $17,042
                                             ============             =======

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 HARTFORD              HARTFORD
                                            HARTFORD           DISCIPLINED              GROWTH
                                          GLOBAL GROWTH           EQUITY            OPPORTUNITIES
                                            HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $107               $19,660                  $277
 Net realized gain (loss) on security
  transactions                                (2,206)               21,083               (39,219)
 Net realized gain on distributions               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,502               157,168               356,317
                                             -------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,403               197,911               317,375
                                             -------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       381               125,443               166,126
 Net transfers                                 7,151                19,239                88,455
 Surrenders for benefit payments and
  fees                                        (1,474)             (222,513)              (92,355)
 Net loan activity                                --                38,450               (36,881)
 Cost of insurance                            (2,739)             (156,710)             (147,002)
                                             -------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,319              (196,091)              (21,657)
                                             -------            ----------            ----------
 Net increase (decrease) in net assets         5,722                 1,820               295,718
NET ASSETS:
 Beginning of year                            38,903             1,617,656             1,843,838
                                             -------            ----------            ----------
 End of year                                 $44,625            $1,619,476            $2,139,556
                                             =======            ==========            ==========


                                             HARTFORD             HARTFORD
                                            HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,127               $249,096
 Net realized gain (loss) on security
  transactions                                    334               (291,246)
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     34,457              2,074,073
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    36,918              2,031,923
                                             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                     13,259                957,874
 Net transfers                                316,134                471,197
 Surrenders for benefit payments and
  fees                                         (1,439)            (1,704,852)
 Net loan activity                                 --                (64,136)
 Cost of insurance                            (12,853)            (1,307,072)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            315,101             (1,646,989)
                                             --------            -----------
 Net increase (decrease) in net assets        352,019                384,934
NET ASSETS:
 Beginning of year                             35,446             15,049,268
                                             --------            -----------
 End of year                                 $387,465            $15,434,202
                                             ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD               HARTFORD
                                            OPPORTUNITIES             MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (J)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $164,051                $26,785                $9,486
 Net realized gain (loss) on security
  transactions                                  (477,706)               139,943               (25,033)
 Net realized gain on distributions                   --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,054,456              2,231,633               368,892
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,740,801              2,398,361               353,345
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       893,425                524,433               106,937
 Net transfers                                  (297,970)              (203,968)              (22,237)
 Surrenders for benefit payments and
  fees                                        (1,332,367)            (1,146,875)              (81,611)
 Net loan activity                               (23,036)               (92,848)               (7,958)
 Cost of insurance                              (904,904)              (879,013)             (109,175)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,664,852)            (1,798,271)             (114,044)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets            75,949                600,090               239,301
NET ASSETS:
 Beginning of year                            13,528,314             11,448,525             1,488,183
                                             -----------            -----------            ----------
 End of year                                 $13,604,263            $12,048,615            $1,727,484
                                             ===========            ===========            ==========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET          SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                  $ --
 Net realized gain (loss) on security
  transactions                                        --                44,786
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --             1,417,379
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                           --             1,462,165
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,835,784               346,877
 Net transfers                                 1,512,404              (480,657)
 Surrenders for benefit payments and
  fees                                       (11,062,273)             (612,447)
 Net loan activity                              (204,017)              (47,094)
 Cost of insurance                            (2,683,133)             (467,954)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,601,235)           (1,261,275)
                                             -----------            ----------
 Net increase (decrease) in net assets        (9,601,235)              200,890
NET ASSETS:
 Beginning of year                            37,464,275             6,929,046
                                             -----------            ----------
 End of year                                 $27,863,040            $7,129,936
                                             ===========            ==========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD           U.S. GOVERNMENT            HARTFORD
                                                STOCK               SECURITIES               VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (K)(L)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $241,219              $241,305                 $4,811
 Net realized gain (loss) on security         (1,302,009)               40,651               (337,463)
  transactions
 Net realized gain on distributions                   --                    --                     --
 Net unrealized appreciation                   3,957,078               (61,973)               425,243
  (depreciation) of investments during
  the year
                                             -----------            ----------             ----------
 Net increase (decrease) in net assets         2,896,288               219,983                 92,591
  resulting from operations
                                             -----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     1,418,672               191,197                 39,248
 Net transfers                                (1,017,178)             (531,892)            (1,869,025)
 Surrenders for benefit payments and          (1,637,881)             (380,239)               (13,603)
  fees
 Net loan activity                                12,330               (38,087)                    --
 Cost of insurance                            (1,866,339)             (402,575)               (38,378)
                                             -----------            ----------             ----------
 Net increase (decrease) in net assets        (3,090,396)           (1,161,596)            (1,881,758)
  resulting from unit transactions
                                             -----------            ----------             ----------
 Net increase (decrease) in net assets          (194,108)             (941,613)            (1,789,167)
NET ASSETS:
 Beginning of year                            22,291,314             6,162,808              1,789,167
                                             -----------            ----------             ----------
 End of year                                 $22,097,206            $5,221,195                   $ --
                                             ===========            ==========             ==========


                                            LORD ABBETT           LORD ABBETT
                                               CAPTAL            BOND-DEBENTURE
                                           STRUCTURE FUND             FUND
                                          SUB-ACCOUNT (M)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $19,966               $50,251
 Net realized gain (loss) on security            1,315                 1,116
  transactions
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation                    75,558                35,784
  (depreciation) of investments during
  the year
                                              --------              --------
 Net increase (decrease) in net assets          96,839                87,151
  resulting from operations
                                              --------              --------
UNIT TRANSACTIONS:
 Purchases                                      46,063                26,189
 Net transfers                                 (12,592)              228,824
 Surrenders for benefit payments and           (10,380)              (46,091)
  fees
 Net loan activity                              (3,116)               33,546
 Cost of insurance                             (48,036)              (38,911)
                                              --------              --------
 Net increase (decrease) in net assets         (28,061)              203,557
  resulting from unit transactions
                                              --------              --------
 Net increase (decrease) in net assets          68,778               290,708
NET ASSETS:
 Beginning of year                             673,813               525,819
                                              --------              --------
 End of year                                  $742,591              $816,527
                                              ========              ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with newly created Hartford Value HLS Fund.

(l)  Not funded as of December 31, 2010.

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                            GROWTH AND         MFS INVESTORS           MFS NEW
                                           INCOME FUND          TRUST FUND         DISCOVERY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,437               $3,031                 $ --
 Net realized gain (loss) on security
  transactions                                    484               14,482               26,659
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     57,096              (10,166)             140,453
                                             --------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    60,017                7,347              167,112
                                             --------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                     45,935                4,820               29,574
 Net transfers                                137,838               69,617               31,539
 Surrenders for benefit payments and
  fees                                        (11,782)               4,673             (142,900)
 Net loan activity                                989             (130,922)                 426
 Cost of insurance                            (33,246)             (17,311)             (35,912)
                                             --------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            139,734              (69,123)            (117,273)
                                             --------            ---------            ---------
 Net increase (decrease) in net assets        199,751              (61,776)              49,839
NET ASSETS:
 Beginning of year                            276,109              192,145              606,618
                                             --------            ---------            ---------
 End of year                                 $475,860             $130,369             $656,457
                                             ========            =========            =========


                                              MFS TOTAL                MFS
                                             RETURN FUND            VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $50,728              $3,793
 Net realized gain (loss) on security
  transactions                                    (19,214)               (601)
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        156,022              26,558
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from operations                       187,536              29,750
                                             ------------            --------
UNIT TRANSACTIONS:
 Purchases                                        186,764              32,181
 Net transfers                                     79,589              56,490
 Surrenders for benefit payments and
  fees                                            (72,680)            (17,799)
 Net loan activity                                (46,760)             (6,271)
 Cost of insurance                               (159,378)            (22,376)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,465)             42,225
                                             ------------            --------
 Net increase (decrease) in net assets            175,071              71,975
NET ASSETS:
 Beginning of year                              1,906,217             219,833
                                             ------------            --------
 End of year                                   $2,081,288            $291,808
                                             ============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                        INVESCO
                                                                UIF MID CAP         VAN KAMPEN V. I.
                                           MFS RESEARCH            GROWTH               MID CAP
                                            BOND FUND            PORTFOLIO             VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (N)       SUB-ACCOUNT (O)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $9,309                 $ --                $1,742
 Net realized gain (loss) on security
  transactions                                  1,312                3,504                 9,602
 Net realized gain on distributions               961                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,605               66,465                32,878
                                             --------             --------              --------
 Net increase (decrease) in net assets
  resulting from operations                    18,187               69,969                44,222
                                             --------             --------              --------
UNIT TRANSACTIONS:
 Purchases                                     23,650                6,302                16,271
 Net transfers                                428,343              155,241                   414
 Surrenders for benefit payments and
  fees                                        (24,696)              (2,165)              (14,460)
 Net loan activity                                 30                    8                    --
 Cost of insurance                            (23,262)             (13,292)              (18,233)
                                             --------             --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions            404,065              146,094               (16,008)
                                             --------             --------              --------
 Net increase (decrease) in net assets        422,252              216,063                28,214
NET ASSETS:
 Beginning of year                             37,026              101,755               232,791
                                             --------             --------              --------
 End of year                                 $459,278             $317,818              $261,005
                                             ========             ========              ========

                                           OPPENHEIMER
                                             CAPITAL            OPPENHEIMER
                                           APPRECIATION      GLOBAL SECURITIES
                                             FUND/VA              FUND/VA
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --              $13,938
 Net realized gain (loss) on security
  transactions                                  2,410                4,821
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     30,485              186,260
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    32,895              205,019
                                             --------            ---------
UNIT TRANSACTIONS:
 Purchases                                     39,272              224,784
 Net transfers                                 10,666               73,108
 Surrenders for benefit payments and
  fees                                         (1,966)             (50,167)
 Net loan activity                               (260)              61,428
 Cost of insurance                            (32,865)            (113,377)
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             14,847              195,776
                                             --------            ---------
 Net increase (decrease) in net assets         47,742              400,795
NET ASSETS:
 Beginning of year                            346,839            1,041,850
                                             --------            ---------
 End of year                                 $394,581            $1,442,645
                                             ========            =========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               OPPENHEIMER
                                           OPPENHEIMER         MAIN STREET          PUTNAM VT
                                           MAIN STREET          SMALL CAP          DIVERSIFIED
                                             FUND/VA             FUND/VA           INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,812                $292             $93,915
 Net realized gain (loss) on security
  transactions                                  2,527              10,198                (526)
 Net realized gain on distributions                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     44,447               2,812             (14,243)
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    49,786              13,302              79,146
                                             --------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                     16,911               6,804              16,033
 Net transfers                                     (6)             (7,994)            112,926
 Surrenders for benefit payments and
  fees                                         (9,327)            (16,879)            (25,910)
 Net loan activity                                 --              (3,193)            (11,004)
 Cost of insurance                            (17,827)             (5,763)            (59,394)
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (10,249)            (27,025)             32,651
                                             --------            --------            --------
 Net increase (decrease) in net assets         39,537             (13,723)            111,797
NET ASSETS:
 Beginning of year                            322,758              74,829             620,259
                                             --------            --------            --------
 End of year                                 $362,295             $61,106            $732,056
                                             ========            ========            ========


                                              PUTNAM VT               PUTNAM VT
                                             GLOBAL ASSET               GLOBAL
                                           ALLOCATION FUND           EQUITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $75,986                $146,840
 Net realized gain (loss) on security
  transactions                                      1,321                (520,048)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        105,104                 928,500
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       182,411                 555,292
                                             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                 290,976
 Net transfers                                    (20,321)               (152,533)
 Surrenders for benefit payments and
  fees                                            (40,761)               (571,861)
 Net loan activity                                   (291)                (32,864)
 Cost of insurance                                (95,135)               (504,433)
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (156,508)               (970,715)
                                             ------------            ------------
 Net increase (decrease) in net assets             25,903                (415,423)
NET ASSETS:
 Beginning of year                              1,318,794               6,415,245
                                             ------------            ------------
 End of year                                   $1,344,697              $5,999,822
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              GROWTH AND           GLOBAL HEALTH              HIGH
                                              INCOME FUND            CARE FUND             YIELD FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $249,615              $6,253                $447,428
 Net realized gain (loss) on security
  transactions                                  (1,060,391)             14,464                  78,216
 Net realized gain on distributions                     --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,765,061             (14,637)                260,706
                                             -------------            --------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      1,954,285               6,080                 786,350
                                             -------------            --------            ------------
UNIT TRANSACTIONS:
 Purchases                                         891,666                  --                 316,015
 Net transfers                                    (219,048)             (1,790)                (85,537)
 Surrenders for benefit payments and
  fees                                            (804,251)            (64,500)               (368,301)
 Net loan activity                                (104,051)             (1,415)                (26,163)
 Cost of insurance                              (1,284,114)            (21,494)               (504,820)
                                             -------------            --------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,519,798)            (89,199)               (668,806)
                                             -------------            --------            ------------
 Net increase (decrease) in net assets             434,487             (83,119)                117,544
NET ASSETS:
 Beginning of year                              14,468,572             310,638               5,803,870
                                             -------------            --------            ------------
 End of year                                   $14,903,059            $227,519              $5,921,414
                                             =============            ========            ============

                                                                     PUTNAM VT
                                              PUTNAM VT            INTERNATIONAL
                                             INCOME FUND             VALUE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (P)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $633,372               $5,285
 Net realized gain (loss) on security
  transactions                                      7,434              (31,904)
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (91,714)              35,878
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from operations                       549,092                9,259
                                             ------------             --------
UNIT TRANSACTIONS:
 Purchases                                        283,647                   --
 Net transfers                                     88,001                   --
 Surrenders for benefit payments and
  fees                                           (592,223)             (56,976)
 Net loan activity                                (30,808)                 (75)
 Cost of insurance                               (430,449)              (5,707)
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (681,832)             (62,758)
                                             ------------             --------
 Net increase (decrease) in net assets           (132,740)             (53,499)
NET ASSETS:
 Beginning of year                              5,647,545              160,427
                                             ------------             --------
 End of year                                   $5,514,805             $106,928
                                             ============             ========

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL        INTERNATIONAL          PUTNAM VT
                                            EQUITY FUND          GROWTH FUND         INVESTORS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (Q)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $185,783               $3,430               $2,442
 Net realized gain (loss) on security
  transactions                                (293,788)                 242              (13,657)
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     583,426                7,940               29,754
                                             ---------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                    475,421               11,612               18,539
                                             ---------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                     216,050                   --                   --
 Net transfers                                 (70,443)                (537)              (7,360)
 Surrenders for benefit payments and
  fees                                        (439,858)              (8,352)             (15,687)
 Net loan activity                             (47,085)                  --                  (14)
 Cost of insurance                            (332,853)             (10,906)             (17,803)
                                             ---------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (674,189)             (19,795)             (40,864)
                                             ---------             --------             --------
 Net increase (decrease) in net assets        (198,768)              (8,183)             (22,325)
NET ASSETS:
 Beginning of year                           5,264,356              116,216              173,438
                                             ---------             --------             --------
 End of year                                 $5,065,588            $108,033             $151,113
                                             =========             ========             ========

                                            PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              MONEY               MULTI-CAP             SMALL CAP
                                           MARKET FUND           GROWTH FUND            VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (R)(S)       SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $40                $46,532               $1,177
 Net realized gain (loss) on security
  transactions                                     --                 34,449                6,600
 Net realized gain on distributions                --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --              1,349,929               85,625
                                             --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                        40              1,430,910               93,402
                                             --------             ----------             --------
UNIT TRANSACTIONS:
 Purchases                                         --                495,425               52,311
 Net transfers                                     --               (694,636)             (13,768)
 Surrenders for benefit payments and
  fees                                           (306)              (934,797)             (23,121)
 Net loan activity                                 --                 (4,846)                  74
 Cost of insurance                            (18,325)              (680,323)             (42,894)
                                             --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (18,631)            (1,819,177)             (27,398)
                                             --------             ----------             --------
 Net increase (decrease) in net assets        (18,591)              (388,267)              66,004
NET ASSETS:
 Beginning of year                            115,272              8,364,266              374,002
                                             --------             ----------             --------
 End of year                                  $96,681             $7,975,999             $440,006
                                             ========             ==========             ========

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(s)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          GEORGE PUTNAM           GLOBAL              PUTNAM VT
                                          BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                         SUB-ACCOUNT (T)       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7,188             $28,884               $306,801
 Net realized gain (loss) on security
  transactions                                 (5,245)              5,262                237,884
 Net realized gain on distributions                --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     11,950             (24,838)             3,402,394
                                             --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    13,893               9,308              3,947,079
                                             --------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --                  --              1,014,870
 Net transfers                                 (3,031)            (20,529)              (494,245)
 Surrenders for benefit payments and
  fees                                         (2,284)            (25,736)            (1,770,295)
 Net loan activity                                 --                (292)              (139,250)
 Cost of insurance                            (13,222)            (51,308)            (1,733,863)
                                             --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (18,537)            (97,865)            (3,122,783)
                                             --------            --------            -----------
 Net increase (decrease) in net assets         (4,644)            (88,557)               824,296
NET ASSETS:
 Beginning of year                            137,631             742,011             20,733,061
                                             --------            --------            -----------
 End of year                                 $132,987            $653,454            $21,557,357
                                             ========            ========            ===========

                                              PUTNAM VT             PUTNAM VT             INVESCO
                                               CAPITAL                EQUITY          VAN KAMPEN V. I.
                                          OPPORTUNITIES FUND       INCOME FUND         COMSTOCK FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (U)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,960               $14,875               $1,191
 Net realized gain (loss) on security
  transactions                                  (32,111)                8,801               15,938
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      168,218                71,670              112,092
                                               --------              --------             --------
 Net increase (decrease) in net assets
  resulting from operations                     138,067                95,346              129,221
                                               --------              --------             --------
UNIT TRANSACTIONS:
 Purchases                                       50,452                50,620              104,934
 Net transfers                                   20,118                73,045              (29,532)
 Surrenders for benefit payments and
  fees                                          (36,051)              (44,342)             (92,391)
 Net loan activity                               (2,465)               (5,204)              (2,272)
 Cost of insurance                              (50,550)              (77,307)             (74,706)
                                               --------              --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (18,496)               (3,188)             (93,967)
                                               --------              --------             --------
 Net increase (decrease) in net assets          119,571                92,158               35,254
NET ASSETS:
 Beginning of year                              701,067               773,941              901,661
                                               --------              --------             --------
 End of year                                   $820,638              $866,099             $936,915
                                               ========              ========             ========

(t) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Investors Trust Fund, MFS New Discovery Fund, MFS Total Return Fund, MFS Value Fund, MFS Research Bond Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Invesco Van Kampen V.I. Comstock Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

-------------------------------------------------------------------------------

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.40% of the Sub-Account's average daily net assets. These expenses are deducted through the redemption of units and are included in the surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee rate of $25 for these services. These expenses are deducted through a redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       e) ISSUE CHARGE -- The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $54.17 per $1,000 of the initial face value. These charges are deducted through a redemption of units and are included in cost of insurance and other fees in the accompanying statements of changes in net assets.

       f) OTHER FEES -- The monthly per $1,000 charge, which is based on the initial face amount, may be deducted, by the Sponsor Company, at a maximum fee of $32. These charges are deducted through a redemption of units and are included in cost of insurance and other fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                               $165,752       $140,386
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                                305,050        286,082
AllianceBernstein VPS International Growth
 Portfolio                                                 34,335        231,005
Invesco V.I. Capital Appreciation Fund                     32,072         44,210
Invesco V.I. Core Equity Fund                             315,975        246,990
Invesco V.I. International Growth Fund                    230,935        222,898
Invesco V.I. Mid Cap Core Equity Fund                     289,131        384,134
Invesco V.I. Small Cap Equity Fund                        412,044        316,217
Invesco V.I. Capital Development Fund                      52,289         36,638
Invesco V.I. Balanced Risk Allocation Fund*               632,953        166,849

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds Asset Allocation Fund                     $648,314     $1,451,631
American Funds Blue Chip Income and Growth Fund           259,897      1,062,384
American Funds Bond Fund                                  916,903      2,050,232
American Funds Global Growth Fund                         486,268      1,104,585
American Funds Growth Fund                                934,651      2,101,414
American Funds Growth-Income Fund                         562,657      1,858,120
American Funds International Fund                         689,721        922,382
American Funds New World Fund                             532,328      1,010,975
American Funds Global Small Capitalization Fund           557,787      1,286,362
Fidelity VIP Asset Manager Portfolio                       17,766        109,576
Fidelity VIP Equity-Income Portfolio                      560,764      2,026,140
Fidelity VIP Contrafund(R) Portfolio                      584,309        528,714
Fidelity VIP Overseas Portfolio                            11,994        119,343
Fidelity VIP Mid Cap Portfolio                            607,127        661,746
Fidelity VIP Freedom 2010 Portfolio                       174,986        319,048
Fidelity VIP Freedom 2020 Portfolio                       157,535         13,283
Fidelity VIP Freedom 2030 Portfolio                        13,008          2,942
Franklin Income Securities Fund                           867,882      1,078,949
Franklin Small Cap Value Securities Fund                  363,701        602,342
Franklin Strategic Income Securities Fund                 278,740        338,543
Mutual Shares Securities Fund                             686,441        631,938
Templeton Foreign Securities Fund                         125,672         54,403
Templeton Growth Securities Fund                          110,349        107,652
Mutual Global Discovery Securities Fund                   318,754        292,016
Templeton Global Bond Securities Fund                     804,508        757,356
Hartford Advisers HLS Fund                                647,835      2,463,899
Hartford Total Return Bond HLS Fund                     1,679,852      5,397,821
Hartford Capital Appreciation HLS Fund                  1,717,424      8,538,695
Hartford Dividend and Growth HLS Fund                     770,174      2,551,873
Hartford Global Research HLS Fund                           1,212          2,178
Hartford Global Growth HLS Fund                            20,748          3,318
Hartford Disciplined Equity HLS Fund                      373,192        593,672
Hartford Growth Opportunities HLS Fund                    390,099        669,286
Hartford High Yield HLS Fund                              566,697        455,658
Hartford Index HLS Fund                                   450,473      2,574,524
Hartford International Opportunities HLS Fund             604,764      2,035,811
Hartford MidCap HLS Fund                                  244,803      1,600,505
Hartford MidCap Value HLS Fund                            105,537        217,241
Hartford Money Market HLS Fund                         10,774,101     18,261,517
Hartford Small Company HLS Fund                           506,145      1,651,470
Hartford Stock HLS Fund                                   628,069      2,997,963
Hartford U.S. Government Securities HLS Fund              742,978      2,230,038
Lord Abbett Capital Structure Fund                        108,806        112,268
Lord Abbett Bond Debenture Fund                           359,205        526,505
Lord Abbett Growth and Income Fund                         21,159        120,212
MFS Investors Trust Fund                                   46,628        103,627
MFS New Discovery Fund                                    776,267        846,681
MFS Total Return Fund                                     845,926        410,457
MFS Value Fund                                            292,005        187,368

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MFS Research Bond Fund                                   $964,134       $373,251
UIF Mid Cap Growth Portfolio                              296,171        274,354
Invesco Van Kampen V.I. Mid Cap Value Fund                199,611        177,673
Oppenheimer Capital Appreciation Fund/VA                   52,542         48,143
Oppenheimer Global Securities Fund/VA                     350,964        228,944
Oppenheimer Main Street Fund/VA                            22,139         30,777
Oppenheimer Main Street Small- & Mid-Cap Fund/VA*          16,753         22,205
Putnam VT Diversified Income Fund                         153,418        127,624
Putnam VT Global Asset Allocation Fund                     59,274        235,659
Putnam VT Global Equity Fund                              181,948        829,908
Putnam VT Growth and Income Fund                          347,802      2,210,822
Putnam VT Global Health Care Fund                           8,253         52,868
Putnam VT High Yield Fund                                 769,798      1,197,785
Putnam VT Income Fund                                     916,074      1,523,578
Putnam VT International Value Fund                          2,822         17,957
Putnam VT International Equity Fund                       515,042        685,281
Putnam VT International Growth Fund                         2,591         13,546
Putnam VT Investors Fund                                    1,951         26,011
Putnam VT Money Market Fund                                     4         70,320
Putnam VT Multi-Cap Growth Fund                           177,884      1,033,515
Putnam VT Small Cap Value Fund                            215,828        261,169
Putnam VT George Putnam Balanced Fund                       2,999         30,980
Putnam VT Global Utilities Fund                            24,325         88,103
Putnam VT Voyager Fund                                    298,062      3,019,588
Putnam VT Capital Opportunities Fund                      483,217        599,430
Putnam VT Equity Income Fund                              158,643        277,982
Invesco Van Kampen V.I. Comstock Fund                      76,301         85,869

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio       15,251        17,055            (1,804)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                 21,565        20,886               679
AllianceBernstein VPS
 International Growth
 Portfolio                            2,082        26,561           (24,479)
Invesco V.I. Capital
 Appreciation Fund                    2,982         4,561            (1,579)
Invesco V.I. Core Equity Fund        19,336        15,481             3,855
Invesco V.I. International
 Growth Fund                         21,820        21,489               331
Invesco V.I. Mid Cap Core
 Equity Fund                         15,296        20,689            (5,393)
Invesco V.I. Small Cap Equity
 Fund                                27,269        22,504             4,765
Invesco V.I. Capital
 Development Fund                     4,334         3,040             1,294
Invesco V.I. Balanced Risk
 Allocation Fund*                    56,859        11,038            45,821
American Funds Asset Allocation
 Fund                                31,445        91,064           (59,619)
American Funds Blue Chip Income
 and Growth Fund                     13,361        69,307           (55,946)
American Funds Bond Fund             54,274       152,191           (97,917)
American Funds Global Growth
 Fund                               258,181       676,303          (418,122)

-------------------------------------------------------------------------------

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Funds Growth Fund          680,014     1,687,771        (1,007,757)
American Funds Growth-Income
 Fund                               244,000     1,326,461        (1,082,461)
American Funds International
 Fund                                23,033        40,994           (17,961)
American Funds New World Fund        14,819        32,663           (17,844)
American Funds Global Small
 Capitalization Fund                243,233       607,984          (364,751)
Fidelity VIP Asset Manager
 Portfolio                                1        39,414           (39,413)
Fidelity VIP Equity-Income
 Portfolio                           87,005       665,398          (578,393)
Fidelity VIP Contrafund(R)
 Portfolio                           42,403        41,830               573
Fidelity VIP Overseas Portfolio          --        51,787           (51,787)
Fidelity VIP Mid Cap Portfolio       40,141        45,486            (5,345)
Fidelity VIP Freedom 2010
 Portfolio                           15,607        29,837           (14,230)
Fidelity VIP Freedom 2020
 Portfolio                           13,532         1,259            12,273
Fidelity VIP Freedom 2030
 Portfolio                            1,282           300               982
Franklin Income Securities Fund      54,014        83,541           (29,527)
Franklin Small Cap Value
 Securities Fund                     16,819        29,204           (12,385)
Franklin Strategic Income
 Securities Fund                     16,389        26,624           (10,235)
Mutual Shares Securities Fund        36,672        41,857            (5,185)
Templeton Foreign Securities
 Fund                                 6,819         3,290             3,529
Templeton Growth Securities
 Fund                                10,556        10,819              (263)
Mutual Global Discovery
 Securities Fund                     19,651        23,538            (3,887)
Templeton Global Bond
 Securities Fund                     36,937        47,024           (10,087)
Hartford Advisers HLS Fund          100,825       717,189          (616,364)
Hartford Total Return Bond HLS
 Fund                               560,440     1,851,840        (1,291,400)
Hartford Capital Appreciation
 HLS Fund                           185,697     1,235,401        (1,049,704)
Hartford Dividend and Growth
 HLS Fund                           100,180       598,465          (498,285)
Hartford Global Research HLS
 Fund                                   117           228              (111)
Hartford Global Growth HLS Fund      16,814         2,882            13,932
Hartford Disciplined Equity HLS
 Fund                               237,586       392,914          (155,328)
Hartford Growth Opportunities
 HLS Fund                            18,420        33,413           (14,993)
Hartford High Yield HLS Fund         30,125        26,465             3,660
Hartford Index HLS Fund              59,303       691,596          (632,293)
Hartford International
 Opportunities HLS Fund             185,818       630,821          (445,003)
Hartford MidCap HLS Fund             39,775       361,599          (321,824)
Hartford MidCap Value HLS Fund        5,071        10,653            (5,582)
Hartford Money Market HLS Fund    6,168,655    10,336,112        (4,167,457)
Hartford Small Company HLS Fund     192,027       648,708          (456,681)
Hartford Stock HLS Fund             101,329       793,671          (692,342)
Hartford U.S. Government
 Securities HLS Fund                 58,187       208,114          (149,927)
Lord Abbett Capital Structure
 Fund                                 7,027         8,948            (1,921)
Lord Abbett Bond Debenture Fund      24,240        40,205           (15,965)
Lord Abbett Growth and Income
 Fund                                 1,713        10,450            (8,737)
MFS Investors Trust Fund              3,631         8,326            (4,695)
MFS New Discovery Fund               31,536        37,870            (6,334)
MFS Total Return Fund                52,920        27,770            25,150
MFS Value Fund                       27,603        18,532             9,071
MFS Research Bond Fund               72,042        28,360            43,682

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio         22,391        20,745             1,646
Invesco Van Kampen V.I. Mid Cap
 Value Fund                          17,752        16,922               830
Oppenheimer Capital
 Appreciation Fund/VA                 4,648         4,426               222
Oppenheimer Global Securities
 Fund/VA                             25,021        18,076             6,945
Oppenheimer Main Street Fund/VA       1,811         2,754              (943)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA*                   1,545         1,924              (379)
Putnam VT Diversified Income
 Fund                                 6,583         8,133            (1,550)
Putnam VT Global Asset
 Allocation Fund                         --         7,448            (7,448)
Putnam VT Global Equity Fund          2,257        31,850           (29,593)
Putnam VT Growth and Income
 Fund                                 5,758        70,807           (65,049)
Putnam VT Global Health Care
 Fund                                    --         3,301            (3,301)
Putnam VT High Yield Fund            11,430        38,334           (26,904)
Putnam VT Income Fund                17,550        55,966           (38,416)
Putnam VT International Value
 Fund                                     1         1,089            (1,088)
Putnam VT International Equity
 Fund                                23,047        42,367           (19,320)
Putnam VT International Growth
 Fund                                     1           805              (804)
Putnam VT Investors Fund                 --         2,462            (2,462)
Putnam VT Money Market Fund              --        39,002           (39,002)
Putnam VT Multi-Cap Growth Fund       6,050        40,286           (34,236)
Putnam VT Small Cap Value Fund       20,343        24,630            (4,287)
Putnam VT George Putnam
 Balanced Fund                           --         2,277            (2,277)
Putnam VT Global Utilities Fund          31         3,144            (3,113)
Putnam VT Voyager Fund                8,536        76,695           (68,159)
Putnam VT Capital Opportunities
 Fund                                23,220        28,718            (5,498)
Putnam VT Equity Income Fund          8,575        17,449            (8,874)
Invesco Van Kampen V.I.
 Comstock Fund                        5,577         7,686            (2,109)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio       21,202        25,075            (3,873)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                 42,921        33,758             9,163
AllianceBernstein VPS
 International Growth
 Portfolio                           27,286        35,310            (8,024)
Invesco V.I. Capital
 Appreciation Fund                    2,500         4,886            (2,386)
Invesco V.I. Core Equity Fund           992         3,811            (2,819)
Invesco V.I. International
 Growth Fund                         20,554         7,651            12,903
Invesco V.I. Mid Cap Core
 Equity Fund                         11,001        26,522           (15,521)
Invesco V.I. Small Cap Equity
 Fund                                 8,922         5,877             3,045
Invesco V.I. Capital
 Development Fund                     3,479         5,623            (2,144)
Invesco V.I. Global Multi-Asset
 Fund                                 5,651           165             5,486
American Funds Asset Allocation
 Fund                                23,128        82,370           (59,242)
American Funds Blue Chip Income
 and Growth Fund                     60,101        26,717            33,384
American Funds Bond Fund             28,772       168,397          (139,625)
American Funds Global Growth
 Fund                               254,385       443,305          (188,920)
American Funds Growth Fund          721,113     1,943,651        (1,222,538)
American Funds Growth-Income
 Fund                               385,354     1,542,943        (1,157,589)

-------------------------------------------------------------------------------

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
American Funds International Fund             61,674           72,280           (10,606)
American Funds New World Fund                 26,088           38,607           (12,519)
American Funds Global Small
 Capitalization Fund                         292,353          430,259          (137,906)
Fidelity VIP Asset Manager Portfolio              (1)          53,782           (53,783)
Fidelity VIP Equity-Income Portfolio          63,175          610,151          (546,976)
Fidelity VIP Contrafund(R) Portfolio          46,548           31,529            15,019
Fidelity VIP Overseas Portfolio                    1           82,242           (82,241)
Fidelity VIP Mid Cap Portfolio                59,447           44,901            14,546
Fidelity VIP Freedom 2010 Portfolio           16,542            1,874            14,668
Fidelity VIP Freedom 2020 Portfolio           11,224           11,351              (127)
Fidelity VIP Freedom 2030 Portfolio               44               79               (35)
Franklin Income Securities Fund               38,606           44,143            (5,537)
Franklin Small Cap Value Securities Fund      40,222           35,921             4,301
Franklin Strategic Income Securities
 Fund                                         46,965           17,067            29,898
Mutual Shares Securities Fund                 23,814           40,820           (17,006)
Templeton Foreign Securities Fund             10,263            3,956             6,307
Templeton Growth Securities Fund              14,313           28,688           (14,375)
Mutual Global Discovery Securities Fund       40,285           33,875             6,410
Templeton Global Bond Securities Fund         74,504           52,771            21,733
Hartford Advisers HLS Fund                   210,427        1,174,923          (964,496)
Hartford Total Return Bond HLS Fund          530,178        2,285,948        (1,755,770)
Hartford Capital Appreciation HLS Fund       134,780        1,326,971        (1,192,191)
Hartford Dividend and Growth HLS Fund         91,963          888,932          (796,969)
Hartford Global Research HLS Fund                  1              156              (155)
Hartford Global Growth HLS Fund               51,640           51,491               149
Hartford Disciplined Equity HLS Fund          96,788          247,576          (150,788)
Hartford Growth Opportunities HLS Fund        17,941           19,363            (1,422)
Hartford High Yield HLS Fund                  27,375            6,452            20,923
Hartford Index HLS Fund                      583,779        1,092,095          (508,316)
Hartford International Opportunities HLS
 Fund                                        760,109          868,146          (108,037)
Hartford MidCap HLS Fund                     133,358          609,051          (475,693)
Hartford MidCap Value HLS Fund                 7,856           13,985            (6,129)
Hartford Money Market HLS Fund             4,402,906        9,746,904        (5,343,998)
Hartford Small Company HLS Fund              342,067          948,267          (606,200)
Hartford Stock HLS Fund                       68,174          996,201          (928,027)
Hartford U.S. Government Securities HLS
 Fund                                         28,225          138,231          (110,006)
Hartford Value HLS Fund                        3,912          120,870          (116,958)
Lord Abbett Capital Structure Fund             3,479            5,964            (2,485)
Lord Abbett Bond-Debenture Fund               33,660           15,897            17,763
Lord Abbett Growth and Income Fund            17,520            3,936            13,584
MFS Investors Trust Fund                      17,735           24,505            (6,770)
MFS New Discovery Fund                        29,009           37,024            (8,015)
MFS Total Return Fund                         19,871           20,849              (978)
MFS Value Fund                                11,042            6,421             4,621
MFS Research Bond Fund                        41,735            8,283            33,452
UIF Mid Cap Growth Portfolio                  20,381            5,485            14,896
Invesco Van Kampen V. I. Mid Cap Value
 Fund                                          5,156            7,341            (2,185)
Oppenheimer Capital Appreciation Fund/VA       4,480            3,012             1,468

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA         32,197           13,708            18,489
Oppenheimer Main Street Fund/VA                1,034            2,058            (1,024)
Oppenheimer Main Street Small Cap
 Fund/VA                                         640            3,330            (2,690)
Putnam VT Diversified Income Fund             19,245           14,250             4,995
Putnam VT Global Asset Allocation Fund            --            5,590            (5,590)
Putnam VT Global Equity Fund                   3,326           44,982           (41,656)
Putnam VT Growth and Income Fund              10,525           62,502           (51,977)
Putnam VT Global Health Care Fund                 (1)           5,910            (5,911)
Putnam VT High Yield Fund                      9,665           33,198           (23,533)
Putnam VT Income Fund                         21,934           47,227           (25,293)
Putnam VT International Value Fund                --            4,007            (4,007)
Putnam VT International Equity Fund           19,422           63,082           (43,660)
Putnam VT International Growth Fund               --            1,297            (1,297)
Putnam VT Investors Fund                           1            4,453            (4,452)
Putnam VT Money Market Fund                        1           10,335           (10,334)
Putnam VT Multi-Cap Growth Fund               18,425          113,780           (95,355)
Putnam VT Small Cap Value Fund                 3,970            6,981            (3,011)
Putnam VT George Putnam Balanced Fund             --            1,495            (1,495)
Putnam VT Global Utilities Fund                   --            3,570            (3,570)
Putnam VT Voyager Fund                         9,042           91,833           (82,791)
Putnam VT Capital Opportunities Fund          19,603           23,990            (4,387)
Putnam VT Equity Income Fund                   9,692           10,195              (503)
Invesco Van Kampen V. I. Comstock Fund        11,390           20,860            (9,470)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                                 151,151       $6.857519      to       $6.857519          $1,036,522
 2010                                 152,955        8.511980      to        8.511980           1,301,950
 2009                                 156,828        8.161134      to        8.161134           1,279,898
 2008                                 196,348        6.074134      to        6.074134           1,192,641
 2007                                 172,391       13.001625      to       13.001625           2,241,366
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                                  68,189       12.359340      to       12.359340             842,773
 2010                                  67,510       13.525397      to       13.525397             913,098
 2009                                  58,347       10.684549      to       10.684549             623,417
 2008                                 261,864        7.489616      to        7.489616           1,961,259
 2007                                 249,788       11.656335      to       11.656335           2,911,607
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                  40,748        7.883945      to        7.883945             321,253
 2010                                  65,227        9.390573      to        9.390573             612,518
 2009                                  73,251        8.339156      to        8.339156             610,849
 2008                                  80,777        5.989175      to        5.989175             483,787
 2007                                  58,310       11.735231      to       11.735231             684,280
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                                  29,608        9.341396      to        9.341396             276,575
 2010                                  31,187       10.143783      to       10.143783             316,354
 2009                                  33,573        8.783347      to        8.783347             294,884
 2008                                  26,406        7.254268      to        7.254268             191,554
 2007                                  27,846       12.614437      to       12.614437             351,266
INVESCO V.I. CORE EQUITY FUND
 2011                                  14,096       15.391910      to       15.391910             216,971
 2010                                  10,241       15.401643      to       15.401643             157,729
 2009                                  13,060       14.058334      to       14.058334             183,608
 2008                                   8,735       10.957579      to       10.957579              95,720
 2007                                   5,292       15.685297      to       15.685297              83,012
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                                  31,531        9.245632      to        9.245632             291,524
 2010                                  31,200        9.913898      to        9.913898             309,312
 2009                                  18,297        8.784056      to        8.784056             160,725
 2008                                  10,749        6.495072      to        6.495072              69,815
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                                  72,144       16.909642      to       16.909642           1,219,935
 2010                                  77,537       18.061560      to       18.061560           1,400,441
 2009                                  93,058       15.827870      to       15.827870           1,472,907
 2008                                 100,975       12.155426      to       12.155426           1,227,399
 2007                                  89,294       17.005072      to       17.005072           1,518,444

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                             --      to         --       3.96%     to       3.96%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.79%     to       2.79%       4.30%     to        4.30%
 2009                             --      to         --       1.04%     to       1.04%      34.36%     to       34.36%
 2008                             --      to         --       0.90%     to       0.90%     (53.28)%    to      (53.28)%
 2007                             --      to         --       1.00%     to       1.00%       5.58%     to        5.58%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                             --      to         --       0.28%     to       0.28%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.33%     to       0.33%      26.59%     to       26.59%
 2009                             --      to         --       0.63%     to       0.63%      42.66%     to       42.66%
 2008                             --      to         --       0.44%     to       0.44%     (35.75)%    to      (35.75)%
 2007                             --      to         --       0.28%     to       0.28%       1.53%     to        1.53%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                             --      to         --       2.83%     to       2.83%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.77%     to       1.77%      12.61%     to       12.61%
 2009                             --      to         --       4.44%     to       4.44%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
 2007                             --      to         --       1.64%     to       1.64%       7.72%     to        7.72%
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                             --      to         --       0.16%     to       0.16%      (7.91)%    to       (7.91)%
 2010                             --      to         --       0.78%     to       0.78%      15.49%     to       15.49%
 2009                             --      to         --       0.74%     to       0.74%      21.08%     to       21.08%
 2008                             --      to         --         --      to         --      (42.49)%    to      (42.49)%
 2007                             --      to         --         --      to         --       12.01%     to       12.01%
INVESCO V.I. CORE EQUITY FUND
 2011                             --      to         --       1.05%     to       1.05%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.94%     to       0.94%       9.56%     to        9.56%
 2009                             --      to         --       2.01%     to       2.01%      28.30%     to       28.30%
 2008                             --      to         --       3.12%     to       3.12%     (30.14)%    to      (30.14)%
 2007                             --      to         --       0.97%     to       0.97%       8.12%     to        8.12%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                             --      to         --       1.50%     to       1.50%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.25%     to       2.25%      12.86%     to       12.86%
 2009                             --      to         --       1.87%     to       1.87%      35.24%     to       35.24%
 2008                             --      to         --       2.17%     to       2.17%     (37.17)%    to      (37.17)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                             --      to         --       0.29%     to       0.29%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.55%     to       0.55%      14.11%     to       14.11%
 2009                             --      to         --       1.31%     to       1.31%      30.21%     to       30.21%
 2008                             --      to         --       1.33%     to       1.33%     (28.52)%    to      (28.52)%
 2007                             --      to         --       0.22%     to       0.22%       9.55%     to        9.55%

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                                  27,822      $13.702870      to      $13.702870            $381,244
 2010                                  23,057       13.803070      to       13.803070             318,262
 2009                                  20,012       10.738505      to       10.738505             214,895
 2008                                  18,619        8.853684      to        8.853684             164,851
 2007                                  13,791       12.889339      to       12.889339             177,758
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                                  24,169       11.072131      to       11.072131             267,605
 2010                                  22,875       11.925883      to       11.925883             272,805
 2009                                  25,019       10.040517      to       10.040517             251,200
 2008                                  28,661        7.052376      to        7.052376             202,129
 2007                                  32,422       13.312750      to       13.312750             431,621
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                                  52,240       11.091880      to       11.091880             579,444
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                                 461,934       15.913238      to       15.913238           7,350,872
 2010                                 521,553       15.709635      to       15.709635           8,193,413
 2009                                 580,795       13.963461      to       13.963461           8,109,913
 2008                                 653,850       11.262300      to       11.262300           7,363,851
 2007                                 694,553       15.977239      to       15.977239          11,097,043
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                                 233,895       14.789539      to       14.789539           3,459,206
 2010                                 289,841       14.924145      to       14.924145           4,325,628
 2009                                 256,457       13.286460      to       13.286460           3,407,405
 2008                                 373,024       10.382553      to       10.382553           3,872,938
 2007                                 413,778       16.351739      to       16.351739           6,765,987
AMERICAN FUNDS BOND FUND
 2011                                 404,880       14.125783      to       14.125783           5,719,247
 2010                                 502,797       13.313285      to       13.313285           6,693,877
 2009                                 642,422       12.507300      to       12.507300           8,034,962
 2008                                 639,594       11.107228      to       11.107228           7,104,117
 2007                                 621,048       12.252603      to       12.252603           7,609,452
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                               3,263,856        1.533372      to        1.533372           5,004,705
 2010                               3,681,978        1.682911      to        1.682911           6,196,441
 2009                               3,870,898        1.506019      to        1.506019           5,829,646
 2008                               4,216,349        1.058316      to        1.058316           4,462,229
 2007                               4,745,762        1.717724      to        1.717724           8,151,909
AMERICAN FUNDS GROWTH FUND
 2011                              12,704,543        1.175863      to        1.175863          14,938,802
 2010                              13,712,300        1.228397      to        1.228397          16,844,148
 2009                              14,934,838        1.035048      to        1.035048          15,458,275
 2008                              17,907,872        0.742443      to        0.742443          13,295,575
 2007                              18,511,327        1.325073      to        1.325073          24,528,859
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                               9,851,278        1.367989      to        1.367989          13,476,440
 2010                              10,933,739        1.393495      to        1.393495          15,236,110
 2009                              12,091,328        1.250601      to        1.250601          15,121,427
 2008                              14,376,114        0.952901      to        0.952901          13,699,014
 2007                              14,957,955        1.533170      to        1.533170          22,933,087

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --       0.18%     to       0.18%      21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%
 2007                             --      to         --       0.05%     to       0.05%       5.19%     to        5.19%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                             --      to         --         --      to         --       (7.16)%    to       (7.16)%
 2010                             --      to         --         --      to         --       18.78%     to       18.78%
 2009                             --      to         --         --      to         --       42.37%     to       42.37%
 2008                             --      to         --         --      to         --      (47.03)%    to      (47.03)%
 2007                             --      to         --         --      to         --       10.85%     to       10.85%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                             --      to         --       1.81%     to       1.81%       1.30%     to        1.30%
 2010                             --      to         --       1.95%     to       1.95%      12.51%     to       12.51%
 2009                             --      to         --       2.31%     to       2.31%      23.98%     to       23.98%
 2008                             --      to         --       2.49%     to       2.49%     (29.51)%    to      (29.51)%
 2007                             --      to         --       2.21%     to       2.21%       6.55%     to        6.55%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                             --      to         --       1.71%     to       1.71%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.93%     to       1.93%      12.33%     to       12.33%
 2009                             --      to         --       2.02%     to       2.02%      27.97%     to       27.97%
 2008                             --      to         --       1.98%     to       1.98%     (36.51)%    to      (36.51)%
 2007                             --      to         --       2.55%     to       2.55%       2.03%     to        2.03%
AMERICAN FUNDS BOND FUND
 2011                             --      to         --       2.95%     to       2.95%       6.10%     to        6.10%
 2010                             --      to         --       2.72%     to       2.72%       6.44%     to        6.44%
 2009                             --      to         --       3.19%     to       3.19%      12.61%     to       12.61%
 2008                             --      to         --       5.36%     to       5.36%      (9.35)%    to       (9.35)%
 2007                             --      to         --       8.54%     to       8.54%       3.33%     to        3.33%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                             --      to         --       1.27%     to       1.27%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.49%     to       1.49%      11.75%     to       11.75%
 2009                             --      to         --       1.48%     to       1.48%      42.30%     to       42.30%
 2008                             --      to         --       1.76%     to       1.76%     (38.39)%    to      (38.39)%
 2007                             --      to         --       2.70%     to       2.70%      14.85%     to       14.85%
AMERICAN FUNDS GROWTH FUND
 2011                             --      to         --       0.60%     to       0.60%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.72%     to       0.72%      18.68%     to       18.68%
 2009                             --      to         --       0.65%     to       0.65%      39.41%     to       39.41%
 2008                             --      to         --       0.82%     to       0.82%     (43.97)%    to      (43.97)%
 2007                             --      to         --       0.80%     to       0.80%      12.35%     to       12.35%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                             --      to         --       1.53%     to       1.53%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.46%     to       1.46%      11.43%     to       11.43%
 2009                             --      to         --       1.59%     to       1.59%      31.24%     to       31.24%
 2008                             --      to         --       0.72%     to       0.72%     (37.85)%    to      (37.85)%
 2007                             --      to         --       1.53%     to       1.53%       5.04%     to        5.04%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                                 428,582      $19.857580      to      $19.857580          $8,510,598
 2010                                 446,543       23.080421      to       23.080421          10,306,403
 2009                                 457,149       21.523685      to       21.523685           9,839,539
 2008                                 543,321       15.043908      to       15.043908           8,173,667
 2007                                 701,336       25.993056      to       25.993056          18,229,871
AMERICAN FUNDS NEW WORLD FUND
 2011                                 128,505       27.327395      to       27.327395           3,511,694
 2010                                 146,349       31.756414      to       31.756414           4,647,521
 2009                                 158,868       26.941235      to       26.941235           4,280,089
 2008                                 160,830       18.002579      to       18.002579           2,895,353
 2007                                 229,426       31.240624      to       31.240624           7,167,408
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                               1,839,818        1.831808      to        1.831808           3,370,194
 2010                               2,204,569        2.265511      to        2.265511           4,994,475
 2009                               2,342,475        1.850714      to        1.850714           4,335,251
 2008                               2,236,900        1.147402      to        1.147402           2,566,623
 2007                               2,666,491        2.468617      to        2.468617           6,582,545
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2011                                 255,492        2.690584      to        2.690584             687,422
 2010                                 294,905        2.761290      to        2.761290             814,319
 2009                                 348,688        2.416579      to        2.416579             842,631
 2008                                 461,229        1.871681      to        1.871681             863,274
 2007                                 534,352        2.625733      to        2.625733           1,403,067
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                               3,453,030        2.906674      to       10.840042          10,362,605
 2010                               4,031,423        2.878704      to       10.769489          11,942,313
 2009                               4,578,399        2.499987      to        9.371563          11,720,789
 2008                               5,221,752        1.919982      to        7.215315          10,291,441
 2007                               5,988,686        3.348026      to       12.616655          20,374,387
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                                 282,351       12.330930      to       12.330930           3,481,649
 2010                                 281,778       12.684040      to       12.684040           3,574,087
 2009                                 266,759       10.847941      to       10.847941           2,893,787
 2008                                 290,315        8.007735      to        8.007735           2,324,762
 2007                                 232,614       13.972661      to       13.972661           3,250,238
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                                 315,785        1.984568      to        1.984568             626,696
 2010                                 367,572        2.395759      to        2.395759             880,614
 2009                                 449,813        2.118000      to        2.118000             952,703
 2008                                 636,640        1.673907      to        1.673907           1,065,676
 2007                                 722,794        2.978729      to        2.978729           2,153,008
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                                 247,004       13.333878      to       13.333878           3,293,516
 2010                                 252,349       14.957023      to       14.957023           3,774,384
 2009                                 237,803       11.633336      to       11.633336           2,766,438
 2008                                 196,161        8.324310      to        8.324310           1,632,904
 2007                                 165,421       13.783318      to       13.783318           2,280,055

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                             --      to         --       1.75%     to       1.75%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.04%     to       2.04%       7.23%     to        7.23%
 2009                             --      to         --       1.52%     to       1.52%      43.07%     to       43.07%
 2008                             --      to         --       1.71%     to       1.71%     (42.12)%    to      (42.12)%
 2007                             --      to         --       1.59%     to       1.59%      20.02%     to       20.02%
AMERICAN FUNDS NEW WORLD FUND
 2011                             --      to         --       1.65%     to       1.65%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.60%     to       1.60%      17.87%     to       17.87%
 2009                             --      to         --       1.58%     to       1.58%      49.65%     to       49.65%
 2008                             --      to         --       1.32%     to       1.32%     (42.37)%    to      (42.37)%
 2007                             --      to         --       3.32%     to       3.32%      32.21%     to       32.21%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                             --      to         --       1.33%     to       1.33%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.71%     to       1.71%      22.41%     to       22.41%
 2009                             --      to         --       0.31%     to       0.31%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
 2007                             --      to         --       3.02%     to       3.02%      21.43%     to       21.43%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2011                             --      to         --       1.85%     to       1.85%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.61%     to       1.61%      14.26%     to       14.26%
 2009                             --      to         --       2.29%     to       2.29%      29.11%     to       29.11%
 2008                             --      to         --       2.52%     to       2.52%     (28.72)%    to      (28.72)%
 2007                             --      to         --       6.07%     to       6.07%      15.50%     to       15.50%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                             --      to         --       2.36%     to       2.41%       0.66%     to        0.97%
 2010                             --      to         --       1.71%     to       1.80%      14.92%     to       15.15%
 2009                             --      to         --       1.98%     to       2.28%      29.88%     to       30.21%
 2008                             --      to         --       2.44%     to       2.58%     (42.81)%    to      (42.65)%
 2007                             --      to         --       1.77%     to       2.17%       1.27%     to        1.53%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                             --      to         --       0.78%     to       0.78%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.05%     to       1.05%      16.93%     to       16.93%
 2009                             --      to         --       1.18%     to       1.18%      35.47%     to       35.47%
 2008                             --      to         --       0.88%     to       0.88%     (42.69)%    to      (42.69)%
 2007                             --      to         --       0.94%     to       0.94%      17.30%     to       17.30%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                             --      to         --       1.32%     to       1.32%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.34%     to       1.34%      13.11%     to       13.11%
 2009                             --      to         --       1.94%     to       1.94%      26.53%     to       26.53%
 2008                             --      to         --       2.53%     to       2.53%     (43.81)%    to      (43.81)%
 2007                             --      to         --       3.28%     to       3.28%      17.31%     to       17.31%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.13%     to       0.13%      28.57%     to       28.57%
 2009                             --      to         --       0.52%     to       0.52%      39.75%     to       39.75%
 2008                             --      to         --       0.24%     to       0.24%     (39.61)%    to      (39.61)%
 2007                             --      to         --       0.50%     to       0.50%      15.34%     to       15.34%

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2011                                   6,998      $10.849651      to      $10.849651             $75,921
 2010                                  21,228       10.896238      to       10.896238             231,304
 2009                                   6,560        9.681661      to        9.681661              63,508
 2008                                  12,236        7.810650      to        7.810650              95,573
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                                  23,488       10.405993      to       10.405993             244,419
 2010                                  11,215       10.536819      to       10.536819             118,168
 2009                                  11,342        9.216289      to        9.216289             104,529
 2008                                   7,182        7.169550      to        7.169550              51,489
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                                   1,570        9.908391      to        9.908391              15,553
 2010                                     588       10.196865      to       10.196865               5,992
 2009                                     623        8.798777      to        8.798777               5,481
 2008                                     174        6.707483      to        6.707483               1,170
FRANKLIN INCOME SECURITIES
 FUND
 2011                                 196,843       13.064004      to       13.064004           2,571,563
 2010                                 226,370       12.759824      to       12.759824           2,888,436
 2009                                 231,907       11.324722      to       11.324722           2,626,281
 2008                                 245,846        8.351913      to        8.351913           2,053,288
 2007                                 190,777       11.872911      to       11.872911           2,265,075
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                                 163,729       19.971648      to       19.971648           3,269,943
 2010                                 176,114       20.751900      to       20.751900           3,654,703
 2009                                 171,813       16.184436      to       16.184436           2,780,700
 2008                                 190,433       12.530774      to       12.530774           2,386,273
 2007                                 252,130       18.707094      to       18.707094           4,716,627
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                  86,328       12.764539      to       12.764539           1,101,934
 2010                                  96,563       12.419716      to       12.419716           1,199,284
 2009                                  66,665       11.167863      to       11.167863             744,510
 2008                                  40,493        8.855462      to        8.855462             358,588
MUTUAL SHARES SECURITIES FUND
 2011                                 271,301       15.135026      to       15.135026           4,106,144
 2010                                 276,486       15.294362      to       15.294362           4,228,670
 2009                                 293,492       13.754639      to       13.754639           4,036,881
 2008                                 319,099       10.912235      to       10.912235           3,482,079
 2007                                 309,631       17.350672      to       17.350672           5,372,299
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                                  10,340       15.680071      to       15.680071             162,135
 2010                                   6,811       17.545864      to       17.545864             119,500
 2009                                     504       16.185319      to       16.185319               8,150
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                  43,364        9.031951      to        9.031951             391,666
 2010                                  43,627        9.709116      to        9.709116             423,579
 2009                                  58,002        9.040690      to        9.040690             524,383
 2008                                  50,989        6.895852      to        6.895852             351,615
 2007                                  40,879       11.955902      to       11.955902             488,740

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2011                             --      to         --       1.06%     to       1.06%      (0.43)%    to       (0.43)%
 2010                             --      to         --       2.93%     to       2.93%      12.55%     to       12.55%
 2009                             --      to         --       2.41%     to       2.41%      23.96%     to       23.96%
 2008                             --      to         --       7.83%     to       7.83%     (23.92)%    to      (23.92)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                             --      to         --       2.34%     to       2.34%      (1.24)%    to       (1.24)%
 2010                             --      to         --       1.83%     to       1.83%      14.33%     to       14.33%
 2009                             --      to         --       2.08%     to       2.08%      28.55%     to       28.55%
 2008                             --      to         --      17.13%     to      17.13%     (30.88)%    to      (30.88)%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                             --      to         --       3.32%     to       3.32%      (2.83)%    to       (2.83)%
 2010                             --      to         --       1.78%     to       1.78%      15.89%     to       15.89%
 2009                             --      to         --       2.43%     to       2.43%      31.18%     to       31.18%
 2008                             --      to         --      14.94%     to      14.94%     (35.90)%    to      (35.90)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                             --      to         --       5.74%     to       5.74%       2.38%     to        2.38%
 2010                             --      to         --       6.68%     to       6.68%      12.67%     to       12.67%
 2009                             --      to         --       8.18%     to       8.18%      35.59%     to       35.59%
 2008                             --      to         --       5.51%     to       5.51%     (29.66)%    to      (29.66)%
 2007                             --      to         --       3.14%     to       3.14%       3.76%     to        3.76%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                             --      to         --       0.68%     to       0.68%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.81%     to       0.81%      28.22%     to       28.22%
 2009                             --      to         --       1.66%     to       1.66%      29.16%     to       29.16%
 2008                             --      to         --       1.30%     to       1.30%     (33.02)%    to      (33.02)%
 2007                             --      to         --       0.65%     to       0.65%      (2.38)%    to       (2.38)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                             --      to         --       5.95%     to       5.95%       2.78%     to        2.78%
 2010                             --      to         --       4.79%     to       4.79%      11.21%     to       11.21%
 2009                             --      to         --       7.53%     to       7.53%      26.11%     to       26.11%
 2008                             --      to         --       0.68%     to       0.68%     (13.27)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2011                             --      to         --       2.36%     to       2.36%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.59%     to       1.59%      11.19%     to       11.19%
 2009                             --      to         --       1.91%     to       1.91%      26.05%     to       26.05%
 2008                             --      to         --       3.31%     to       3.31%     (37.11)%    to      (37.11)%
 2007                             --      to         --       1.48%     to       1.48%       3.48%     to        3.48%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                             --      to         --       1.76%     to       1.76%     (10.63)%    to      (10.63)%
 2010                             --      to         --       2.27%     to       2.27%       8.41%     to        8.41%
 2009                             --      to         --         --      to         --       61.85%     to       61.85%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                             --      to         --       1.34%     to       1.34%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.31%     to       1.31%       7.39%     to        7.39%
 2009                             --      to         --       2.98%     to       2.98%      31.10%     to       31.10%
 2008                             --      to         --       1.77%     to       1.77%     (42.32)%    to      (42.32)%
 2007                             --      to         --       1.34%     to       1.34%       2.35%     to        2.35%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                 124,795      $12.257024      to      $12.257024          $1,529,618
 2010                                 128,682       12.630777      to       12.630777           1,625,348
 2009                                 122,272       11.281734      to       11.281734           1,379,440
 2008                                 112,686        9.148724      to        9.148724           1,030,929
 2007                                  83,580       12.787292      to       12.787292           1,068,763
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                                 181,915       15.741644      to       15.741644           2,863,646
 2010                                 192,002       15.879928      to       15.879928           3,048,983
 2009                                 170,269       13.875288      to       13.875288           2,362,526
 2008                                  78,516       11.691131      to       11.691131             917,944
 2007                                  30,214       11.007928      to       11.007928             332,595
HARTFORD ADVISERS HLS FUND
 2011                               4,970,193        3.466961      to        3.466961          17,231,467
 2010                               5,586,557        3.403787      to        3.403787          19,015,451
 2009                               6,526,709        3.035419      to        3.035419          19,811,296
 2008                               7,847,340        2.329770      to        2.329770          18,282,497
 2007                               9,048,634        3.408043      to        3.408043          30,838,134
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                               6,395,603        3.021675      to        3.021675          19,325,433
 2010                               7,687,003        2.824228      to        2.824228          21,709,849
 2009                               9,442,773        2.626884      to        2.626884          24,805,068
 2008                               9,460,842        2.284046      to        2.284046          21,608,998
 2007                              11,928,069        2.472569      to        2.472569          29,492,974
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               8,044,829        6.277831      to        6.277831          50,504,076
 2010                               9,094,533        7.085992      to        7.085992          64,443,790
 2009                              10,286,724        6.082370      to        6.082370          62,567,658
 2008                              12,249,300        4.175508      to        4.175508          51,147,052
 2007                              13,966,209        7.674740      to        7.674740         107,187,019
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                               4,022,346        4.255526      to        4.255526          17,117,197
 2010                               4,520,631        4.200184      to        4.200184          18,987,484
 2009                               5,317,600        3.710229      to        3.710229          19,729,513
 2008                               6,482,446        2.975883      to        2.975883          19,291,000
 2007                               7,121,091        4.404234      to        4.404234          31,362,951
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                   1,585        9.118201      to        9.118201              14,452
 2010                                   1,696       10.051239      to       10.051239              17,042
 2009                                   1,851        8.664032      to        8.664032              16,040
 2008                                   3,774        6.096042      to        6.096042              23,007
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                  51,417        1.025151      to        1.025151              52,710
 2010                                  37,485        1.190460      to        1.190460              44,625
 2009                                  37,336        1.041982      to        1.041982              38,903
 2008                                  47,411        0.768187      to        0.768187              36,421
 2007                                 100,272        1.615778      to        1.615778             162,018

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                             --      to         --       2.18%     to       2.18%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.26%     to       1.26%      11.96%     to       11.96%
 2009                             --      to         --       1.16%     to       1.16%      23.32%     to       23.32%
 2008                             --      to         --       2.36%     to       2.36%     (28.46)%    to      (28.46)%
 2007                             --      to         --       1.44%     to       1.44%      11.85%     to       11.85%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                             --      to         --       5.73%     to       5.73%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.42%     to       1.42%      14.45%     to       14.45%
 2009                             --      to         --      10.96%     to      10.96%      18.68%     to       18.68%
 2008                             --      to         --       3.45%     to       3.45%       6.21%     to        6.21%
 2007                             --      to         --       0.02%     to       0.02%       6.14%     to        6.14%
HARTFORD ADVISERS HLS FUND
 2011                             --      to         --       1.63%     to       1.63%       1.86%     to        1.86%
 2010                             --      to         --       1.35%     to       1.35%      12.14%     to       12.14%
 2009                             --      to         --       2.17%     to       2.17%      30.29%     to       30.29%
 2008                             --      to         --       2.94%     to       2.94%     (31.64)%    to      (31.64)%
 2007                             --      to         --       2.16%     to       2.16%       6.64%     to        6.64%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                             --      to         --       0.21%     to       0.21%       6.99%     to        6.99%
 2010                             --      to         --       3.90%     to       3.90%       7.51%     to        7.51%
 2009                             --      to         --       3.97%     to       3.97%      15.01%     to       15.01%
 2008                             --      to         --       6.13%     to       6.13%      (7.63)%    to       (7.63)%
 2007                             --      to         --       4.97%     to       4.97%       4.67%     to        4.67%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                             --      to         --       0.76%     to       0.76%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.74%     to       0.74%      16.50%     to       16.50%
 2009                             --      to         --       0.90%     to       0.90%      45.67%     to       45.67%
 2008                             --      to         --       1.75%     to       1.75%     (45.59)%    to      (45.59)%
 2007                             --      to         --       0.12%     to       0.12%      16.83%     to       16.83%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                             --      to         --       2.01%     to       2.01%       1.32%     to        1.32%
 2010                             --      to         --       1.84%     to       1.84%      13.21%     to       13.21%
 2009                             --      to         --       2.22%     to       2.22%      24.68%     to       24.68%
 2008                             --      to         --       2.24%     to       2.24%     (32.43)%    to      (32.43)%
 2007                             --      to         --       1.57%     to       1.57%       8.26%     to        8.26%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                             --      to         --       0.01%     to       0.01%      (9.28)%    to       (9.28)%
 2010                             --      to         --       1.22%     to       1.22%      16.01%     to       16.01%
 2009                             --      to         --       0.97%     to       0.97%      42.13%     to       42.13%
 2008                             --      to         --       1.22%     to       1.22%     (34.14)%    to      (34.14)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                             --      to         --       0.04%     to       0.04%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.26%     to       0.26%      14.25%     to       14.25%
 2009                             --      to         --       0.81%     to       0.81%      35.64%     to       35.64%
 2008                             --      to         --       0.43%     to       0.43%     (52.46)%    to      (52.46)%
 2007                             --      to         --       0.05%     to       0.05%      25.05%     to       25.05%

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                                 928,163       $1.511927      to       $1.511927          $1,403,315
 2010                               1,083,491        1.494683      to        1.494683           1,619,476
 2009                               1,234,279        1.310608      to        1.310608           1,617,656
 2008                               1,339,961        1.043087      to        1.043087           1,397,696
 2007                               1,383,704        1.662814      to        1.662814           2,300,843
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                  93,125       18.033268      to       18.033268           1,679,348
 2010                                 108,118       19.789063      to       19.789063           2,139,556
 2009                                 109,540       16.832526      to       16.832526           1,843,838
 2008                                 147,838       12.987431      to       12.987431           1,920,034
 2007                                 223,677       23.902204      to       23.902204           5,346,370
HARTFORD HIGH YIELD HLS FUND
 2011                                  27,071       17.327676      to       17.327676             469,079
 2010                                  23,411       16.550662      to       16.550662             387,465
 2009                                   2,488       14.249514      to       14.249514              35,446
HARTFORD INDEX HLS FUND
 2011                               3,649,355        3.670022      to        3.670022          13,393,212
 2010                               4,281,648        3.604734      to        3.604734          15,434,202
 2009                               4,789,964        3.141833      to        3.141833          15,049,268
 2008                               5,310,103        2.490602      to        2.490602          13,225,353
 2007                               7,586,760        3.960309      to        3.960309          30,045,913
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                               3,662,277        2.849479      to        2.849479          10,435,582
 2010                               4,107,280        3.312232      to        3.312232          13,604,263
 2009                               4,137,654        2.893130      to        2.893130          11,970,772
 2008                               5,362,313        2.167800      to        2.167800          11,624,422
 2007                               5,872,850        3.753520      to        3.753520          22,043,860
HARTFORD MIDCAP HLS FUND
 2011                               2,428,201        4.034466      to        4.034466           9,796,495
 2010                               2,750,025        4.381274      to        4.381274          12,048,615
 2009                               3,225,718        3.549140      to        3.549140          11,448,525
 2008                               3,898,288        2.710162      to        2.710162          10,564,993
 2007                               5,282,178        4.190281      to        4.190281          22,133,811
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                  77,260       19.068102      to       19.068102           1,473,200
 2010                                  82,842       20.852684      to       20.852684           1,727,484
 2009                                  88,971       16.726572      to       16.726572           1,488,183
 2008                                 110,777       11.600671      to       11.600671           1,285,093
 2007                                 124,336       19.402626      to       19.402626           2,412,450
HARTFORD MONEY MARKET HLS
 FUND
 2011                              11,340,967        1.796639      to        1.796639          20,375,624
 2010                              15,508,424        1.796639      to        1.796639          27,863,040
 2009                              20,852,422        1.796639      to        1.796639          37,464,275
 2008                              22,166,465        1.795505      to        1.795505          39,799,999
 2007                              14,796,853        1.757923      to        1.757923          26,011,728

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                             --      to         --       1.10%     to       1.10%       1.15%     to        1.15%
 2010                             --      to         --       1.32%     to       1.32%      14.05%     to       14.05%
 2009                             --      to         --       1.60%     to       1.60%      25.65%     to       25.65%
 2008                             --      to         --       0.21%     to       0.21%     (37.27)%    to      (37.27)%
 2007                             --      to         --       1.00%     to       1.00%       8.34%     to        8.34%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.49%     to       0.49%      29.61%     to       29.61%
 2008                             --      to         --       0.37%     to       0.37%     (45.66)%    to      (45.66)%
 2007                             --      to         --       0.19%     to       0.19%      29.65%     to       29.65%
HARTFORD HIGH YIELD HLS FUND
 2011                             --      to         --       8.95%     to       8.95%       4.69%     to        4.69%
 2010                             --      to         --       0.87%     to       0.87%      16.15%     to       16.15%
 2009                             --      to         --       8.23%     to       8.23%      42.50%     to       42.50%
HARTFORD INDEX HLS FUND
 2011                             --      to         --       1.65%     to       1.65%       1.81%     to        1.81%
 2010                             --      to         --       1.64%     to       1.64%      14.73%     to       14.73%
 2009                             --      to         --       2.05%     to       2.05%      26.15%     to       26.15%
 2008                             --      to         --       1.88%     to       1.88%     (37.11)%    to      (37.11)%
 2007                             --      to         --       1.60%     to       1.60%       5.20%     to        5.20%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.23%     to       1.23%      14.49%     to       14.49%
 2009                             --      to         --       1.90%     to       1.90%      33.46%     to       33.46%
 2008                             --      to         --       2.20%     to       2.20%     (42.25)%    to      (42.25)%
 2007                             --      to         --       1.18%     to       1.18%      27.43%     to       27.43%
HARTFORD MIDCAP HLS FUND
 2011                             --      to         --       0.69%     to       0.69%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.24%     to       0.24%      23.45%     to       23.45%
 2009                             --      to         --       0.53%     to       0.53%      30.96%     to       30.96%
 2008                             --      to         --       0.47%     to       0.47%     (35.32)%    to      (35.32)%
 2007                             --      to         --       0.45%     to       0.45%      15.30%     to       15.30%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.61%     to       0.61%      24.67%     to       24.67%
 2009                             --      to         --       0.80%     to       0.80%      44.19%     to       44.19%
 2008                             --      to         --       0.76%     to       0.76%     (40.21)%    to      (40.21)%
 2007                             --      to         --       0.44%     to       0.44%       2.13%     to        2.13%
HARTFORD MONEY MARKET HLS
 FUND
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.07%     to       0.07%       0.06%     to        0.06%
 2008                             --      to         --       1.96%     to       1.96%       2.14%     to        2.14%
 2007                             --      to         --       4.81%     to       4.81%       4.95%     to        4.95%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               2,481,280       $2.345264      to       $2.345264          $5,819,256
 2010                               2,937,961        2.426831      to        2.426831           7,129,936
 2009                               3,544,161        1.955060      to        1.955060           6,929,046
 2008                               4,682,220        1.512167      to        1.512167           7,080,299
 2007                               5,076,418        2.545893      to        2.545893          12,924,017
HARTFORD STOCK HLS FUND
 2011                               5,178,226        3.722907      to        3.722907          19,278,055
 2010                               5,870,568        3.764066      to        3.764066          22,097,206
 2009                               6,798,595        3.278812      to        3.278812          22,291,314
 2008                               7,963,174        2.316588      to        2.316588          18,447,394
 2007                               9,146,137        4.073434      to        4.073434          37,256,185
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                                 338,751       11.205160      to       11.205160           3,795,756
 2010                                 488,678       10.684330      to       10.684330           5,221,195
 2009                                 598,684       10.293920      to       10.293920           6,162,808
 2008                                 496,367        9.957373      to        9.957373           4,942,511
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                  58,132       12.389564      to       12.389564             720,229
 2010                                  60,053       12.365526      to       12.365526             742,591
 2009                                  62,538       10.774410      to       10.774410             673,813
 2008                                  72,550        8.730699      to        8.730699             633,409
 2007                                  65,309       11.828624      to       11.828624             772,512
LORD ABBETT BOND DEBENTURE
 FUND
 2011                                  48,223       13.278309      to       13.278309             640,321
 2010                                  64,188       12.720824      to       12.720824             816,527
 2009                                  46,425       11.326127      to       11.326127             525,819
 2008                                   5,059        8.432890      to        8.432890              42,659
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                                  33,881       10.486745      to       10.486745             355,306
 2010                                  42,618       11.165635      to       11.165635             475,860
 2009                                  29,034        9.509797      to        9.509797             276,109
 2008                                  35,557        7.998229      to        7.998229             284,397
 2007                                  26,664       12.579832      to       12.579832             335,423
MFS INVESTORS TRUST FUND
 2011                                   5,926       12.006715      to       12.006715              71,149
 2010                                  10,621       12.274423      to       12.274423             130,369
 2009                                  17,391       11.048366      to       11.048366             192,145
 2008                                  30,246        8.706510      to        8.706510             263,335
 2007                                   4,843       13.010156      to       13.010156              63,002
MFS NEW DISCOVERY FUND
 2011                                  24,510       19.097956      to       19.097956             468,099
 2010                                  30,844       21.283072      to       21.283072             656,457
 2009                                  38,859       15.610690      to       15.610690             606,618
 2008                                  20,524        9.566346      to        9.566346             196,335
 2007                                  18,516       15.767530      to       15.767530             291,956

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.10%     to       0.10%     (40.60)%    to      (40.60)%
 2007                             --      to         --       0.24%     to       0.24%      14.23%     to       14.23%
HARTFORD STOCK HLS FUND
 2011                             --      to         --       1.34%     to       1.34%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.14%     to       1.14%      14.80%     to       14.80%
 2009                             --      to         --       1.56%     to       1.56%      41.54%     to       41.54%
 2008                             --      to         --       2.01%     to       2.01%     (43.13)%    to      (43.13)%
 2007                             --      to         --       0.99%     to       0.99%       5.90%     to        5.90%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                             --      to         --       2.52%     to       2.52%       4.87%     to        4.87%
 2010                             --      to         --       4.38%     to       4.38%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.03%       3.38%     to        3.38%
 2008                             --      to         --       8.15%     to       8.15%      (0.59)%    to       (0.59)%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                             --      to         --       2.74%     to       2.74%       0.19%     to        0.19%
 2010                             --      to         --       2.92%     to       2.92%      14.77%     to       14.77%
 2009                             --      to         --       3.66%     to       3.66%      23.41%     to       23.41%
 2008                             --      to         --       4.32%     to       4.32%     (26.19)%    to      (26.19)%
 2007                             --      to         --       5.88%     to       5.88%       3.16%     to        3.16%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                             --      to         --       4.90%     to       4.90%       4.38%     to        4.38%
 2010                             --      to         --       6.98%     to       6.98%      12.31%     to       12.31%
 2009                             --      to         --      10.99%     to      10.99%      34.31%     to       34.31%
 2008                             --      to         --      14.05%     to      14.05%     (18.23)%    to      (18.23)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                             --      to         --       0.73%     to       0.73%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.78%     to       0.78%      17.41%     to       17.41%
 2009                             --      to         --       0.97%     to       0.97%      18.90%     to       18.90%
 2008                             --      to         --       1.80%     to       1.80%     (36.42)%    to      (36.42)%
 2007                             --      to         --       1.30%     to       1.30%       3.44%     to        3.44%
MFS INVESTORS TRUST FUND
 2011                             --      to         --       0.61%     to       0.61%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.75%     to       1.75%      11.10%     to       11.10%
 2009                             --      to         --       2.01%     to       2.01%      26.90%     to       26.90%
 2008                             --      to         --       0.70%     to       0.70%     (33.08)%    to      (33.08)%
 2007                             --      to         --       0.63%     to       0.63%      10.31%     to       10.31%
MFS NEW DISCOVERY FUND
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%
 2007                             --      to         --         --      to         --        2.52%     to        2.52%

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2011                                 168,376      $14.788967      to      $14.788967          $2,490,109
 2010                                 143,226       14.531519      to       14.531519           2,081,288
 2009                                 144,204       13.218935      to       13.218935           1,906,217
 2008                                 165,688       11.199735      to       11.199735           1,855,660
 2007                                 174,590       14.382866      to       14.382866           2,511,104
MFS VALUE FUND
 2011                                  37,999       10.056780      to       10.056780             382,150
 2010                                  28,928       10.087285      to       10.087285             291,808
 2009                                  24,307        9.044166      to        9.044166             219,833
 2008                                  10,265        7.370068      to        7.370068              75,653
MFS RESEARCH BOND FUND
 2011                                  80,307       13.385817      to       13.385817           1,074,973
 2010                                  36,625       12.539864      to       12.539864             459,278
 2009                                   3,173       11.668778      to       11.668778              37,026
UIF MID CAP GROWTH PORTFOLIO
 2011                                  27,484       11.417730      to       11.417730             313,804
 2010                                  25,838       12.300233      to       12.300233             317,818
 2009                                  10,942        9.299431      to        9.299431             101,755
 2008                                   1,572        5.909437      to        5.909437               9,288
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                  25,189       10.803724      to       10.803724             272,136
 2010                                  24,359       10.715150      to       10.715150             261,005
 2009                                  26,544        8.769934      to        8.769934             232,791
 2008                                  25,140        6.302084      to        6.302084             158,436
 2007                                  37,869       10.757939      to       10.757939             407,388
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                  36,369       10.765893      to       10.765893             391,542
 2010                                  36,147       10.915899      to       10.915899             394,581
 2009                                  34,679       10.001462      to       10.001462             346,839
 2008                                  33,362        6.938164      to        6.938164             231,472
 2007                                  33,740       12.768186      to       12.768186             430,804
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                                 119,394       11.735440      to       11.735440           1,401,141
 2010                                 112,449       12.829306      to       12.829306           1,442,645
 2009                                  93,960       11.088193      to       11.088193           1,041,850
 2008                                  88,935        7.956807      to        7.956807             707,638
 2007                                  71,763       13.334725      to       13.334725             956,935
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                                  31,200       11.235715      to       11.235715             350,552
 2010                                  32,143       11.271167      to       11.271167             362,295
 2009                                  33,167        9.731208      to        9.731208             322,758
 2008                                  32,111        7.602822      to        7.602822             244,132
 2007                                  29,858       12.387474      to       12.387474             369,859
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                                   4,927       11.241671      to       11.241671              55,393
 2010                                   5,306       11.516057      to       11.516057              61,106
 2009                                   7,996        9.358432      to        9.358432              74,829
 2008                                   5,513        6.836775      to        6.836775              37,692

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2011                             --      to         --       2.58%     to       2.58%       1.77%     to        1.77%
 2010                             --      to         --       2.63%     to       2.63%       9.93%     to        9.93%
 2009                             --      to         --       3.79%     to       3.79%      18.03%     to       18.03%
 2008                             --      to         --       3.09%     to       3.09%     (22.13)%    to      (22.13)%
 2007                             --      to         --       2.50%     to       2.50%       4.22%     to        4.22%
MFS VALUE FUND
 2011                             --      to         --       1.46%     to       1.46%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.47%     to       1.47%      11.53%     to       11.53%
 2009                             --      to         --       1.27%     to       1.27%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (30.19)%    to      (30.19)%
MFS RESEARCH BOND FUND
 2011                             --      to         --       2.75%     to       2.75%       6.75%     to        6.75%
 2010                             --      to         --       2.90%     to       2.90%       7.47%     to        7.47%
 2009                             --      to         --         --      to         --       16.69%     to       16.69%
UIF MID CAP GROWTH PORTFOLIO
 2011                             --      to         --       0.21%     to       0.21%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.12%     to       0.12%     (44.99)%    to      (44.99)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                             --      to         --       0.57%     to       0.57%       0.83%     to        0.83%
 2010                             --      to         --       0.82%     to       0.82%      22.18%     to       22.18%
 2009                             --      to         --       1.20%     to       1.20%      39.16%     to       39.16%
 2008                             --      to         --       0.79%     to       0.79%     (41.42)%    to      (41.42)%
 2007                             --      to         --         --      to         --        0.26%     to        0.26%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
 2007                             --      to         --       0.01%     to       0.01%      13.86%     to       13.86%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                             --      to         --       0.95%     to       0.95%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.12%     to       1.12%      15.70%     to       15.70%
 2009                             --      to         --       1.76%     to       1.76%      39.36%     to       39.36%
 2008                             --      to         --       1.15%     to       1.15%     (40.33)%    to      (40.33)%
 2007                             --      to         --       1.01%     to       1.01%       6.08%     to        6.08%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                             --      to         --       0.58%     to       0.58%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.87%     to       0.87%      15.83%     to       15.83%
 2009                             --      to         --       1.54%     to       1.54%      28.00%     to       28.00%
 2008                             --      to         --       1.22%     to       1.22%     (38.63)%    to      (38.63)%
 2007                             --      to         --       0.36%     to       0.36%       4.15%     to        4.15%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                             --      to         --       0.38%     to       0.38%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.50%     to       0.50%      23.06%     to       23.06%
 2009                             --      to         --       0.43%     to       0.43%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (35.18)%    to      (35.18)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                                  38,840      $12.188642      to      $25.400730            $668,270
 2010                                  40,390       12.587405      to       26.192973             732,056
 2009                                  35,395       11.171885      to       23.175409             620,259
 2008                                  27,496        7.191250      to       14.968756             368,431
 2007                                  29,408       21.692473      to       21.692473             637,939
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                  36,202       30.751053      to       30.751053           1,113,252
 2010                                  43,650       30.806593      to       30.806593           1,344,697
 2009                                  49,240       26.783076      to       26.783076           1,318,794
 2008                                  60,372       19.786145      to       19.786145           1,194,530
 2007                                  84,050       29.602231      to       29.602231           2,488,079
PUTNAM VT GLOBAL EQUITY FUND
 2011                                 205,812       14.276598      to       24.381165           4,988,031
 2010                                 235,405       15.020302      to       25.604302           5,999,822
 2009                                 277,061       13.675389      to       23.229823           6,415,245
 2008                                 332,794       10.521629      to       17.847130           5,924,103
 2007                                 390,340       19.251565      to       32.591358          12,699,309
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 411,246       12.559145      to       30.742591          12,242,895
 2010                                 476,295       13.170377      to       32.170965          14,903,059
 2009                                 528,272       11.514849      to       28.044583          14,468,572
 2008                                 633,311        8.870392      to       21.545827          13,399,357
 2007                                 740,643       14.469512      to       35.071434          25,623,208
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2011                                  11,407       15.330913      to       15.330913             174,886
 2010                                  14,708       15.468968      to       15.468968             227,519
 2009                                  20,619       15.065962      to       15.065962             310,638
 2008                                  25,448       11.913774      to       11.913774             303,179
 2007                                  30,430       14.336048      to       14.336048             436,251
PUTNAM VT HIGH YIELD FUND
 2011                                 176,090       18.244699      to       33.700697           5,148,887
 2010                                 202,994       17.930173      to       33.089518           5,921,414
 2009                                 226,527       15.722517      to       28.889334           5,803,870
 2008                                 252,901       10.468992      to       19.219456           4,304,975
 2007                                 287,429       14.160292      to       25.975431           6,754,361
PUTNAM VT INCOME FUND
 2011                                 185,447       15.060896      to       29.236133           4,706,913
 2010                                 223,863       14.343729      to       27.802373           5,514,805
 2009                                 249,156       13.055246      to       25.224094           5,647,545
 2008                                 316,078        8.902167      to       17.133269           4,969,845
 2007                                 342,903       11.701925      to       22.479655           7,245,958
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                   5,463       14.115362      to       14.115362              77,107
 2010                                   6,551       16.321304      to       16.321304             106,928
 2009                                  10,558       15.194392      to       15.194392             160,427
 2008                                  11,800       12.021934      to       12.021934             141,855
 2007                                  12,929       22.199807      to       22.199807             287,015

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                             --      to         --       9.87%     to      10.02%      (3.17)%    to       (3.02)%
 2010                             --      to         --      13.26%     to      14.46%      12.67%     to       13.02%
 2009                             --      to         --       2.00%     to       7.32%      54.83%     to       55.35%
 2008                             --      to         --       6.49%     to       6.49%     (31.00)%    to      (29.96)%
 2007                             --      to         --       5.05%     to       5.05%       4.19%     to        4.19%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                             --      to         --       4.83%     to       4.83%      (0.18)%    to       (0.18)%
 2010                             --      to         --       5.86%     to       5.86%      15.02%     to       15.02%
 2009                             --      to         --       6.45%     to       6.45%      35.36%     to       35.36%
 2008                             --      to         --       4.49%     to       4.49%     (33.16)%    to      (33.16)%
 2007                             --      to         --       0.72%     to       0.72%       3.16%     to        3.16%
PUTNAM VT GLOBAL EQUITY FUND
 2011                             --      to         --       1.76%     to       2.21%      (4.95)%    to       (4.78)%
 2010                             --      to         --       2.18%     to       2.49%       9.84%     to       10.22%
 2009                             --      to         --       0.19%     to       0.19%      29.97%     to       30.16%
 2008                             --      to         --       2.40%     to       2.86%     (45.35)%    to      (45.24)%
 2007                             --      to         --       2.01%     to       2.27%       9.02%     to        9.37%
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                             --      to         --       1.22%     to       1.54%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.53%     to       1.78%      14.38%     to       14.71%
 2009                             --      to         --       2.66%     to       3.14%      29.81%     to       30.16%
 2008                             --      to         --       2.09%     to       2.63%     (38.70)%    to      (38.57)%
 2007                             --      to         --       1.23%     to       1.58%      (6.04)%    to       (5.79)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2011                             --      to         --       1.16%     to       1.16%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.24%     to       2.24%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%
 2007                             --      to         --       1.13%     to       1.13%      (0.36)%    to       (0.36)%
PUTNAM VT HIGH YIELD FUND
 2011                             --      to         --       7.68%     to       8.09%       1.75%     to        1.85%
 2010                             --      to         --       7.36%     to       7.74%      14.04%     to       14.54%
 2009                             --      to         --      10.18%     to      10.37%      50.18%     to       50.31%
 2008                             --      to         --       8.91%     to      10.06%     (26.07)%    to      (26.01)%
 2007                             --      to         --       7.20%     to       8.19%       2.79%     to        3.31%
PUTNAM VT INCOME FUND
 2011                             --      to         --       8.63%     to       9.16%       5.00%     to        5.16%
 2010                             --      to         --      10.68%     to      11.33%       9.87%     to       10.22%
 2009                             --      to         --       5.43%     to       6.11%      46.65%     to       47.22%
 2008                             --      to         --       6.54%     to       7.09%     (23.93)%    to      (23.78)%
 2007                             --      to         --       4.73%     to       5.22%       5.22%     to        5.45%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                             --      to         --       2.92%     to       2.92%     (13.52)%    to      (13.52)%
 2010                             --      to         --       3.74%     to       3.74%       7.42%     to        7.42%
 2009                             --      to         --         --      to         --       26.39%     to       26.39%
 2008                             --      to         --       2.19%     to       2.19%     (45.85)%    to      (45.85)%
 2007                             --      to         --       2.13%     to       2.13%       7.29%     to        7.29%

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                                 280,321      $13.643423      to      $14.102062          $3,946,155
 2010                                 299,641       16.424598      to       16.931002           5,065,589
 2009                                 343,301       14.928049      to       15.354650           5,264,356
 2008                                 408,078       11.977464      to       12.283717           5,006,685
 2007                                 416,389       21.369414      to       21.872886           9,098,940
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                                   5,372       14.405383      to       14.405383              77,379
 2010                                   6,176       17.492096      to       17.492096             108,033
 2009                                   7,473       15.550584      to       15.550584             116,216
 2008                                   9,685       11.206894      to       11.206894             108,540
 2007                                  13,449       19.444746      to       19.444746             261,504
PUTNAM VT INVESTORS FUND
 2011                                  11,848       10.590309      to       10.590309             125,474
 2010                                  14,310       10.560103      to       10.560103             151,113
 2009                                  18,762        9.243957      to        9.243957             173,438
 2008                                  23,939        7.046749      to        7.046749             168,693
 2007                                  35,393       11.636062      to       11.636062             411,839
PUTNAM VT MONEY MARKET FUND
 2011                                  14,622        1.803089      to        1.803089              26,365
 2010                                  53,624        1.802966      to        1.802966              96,681
 2009                                  63,958        1.802303      to        1.802303             115,272
 2008                                  76,218        1.796082      to        1.796082             136,895
 2007                                  93,606        1.746726      to        1.746726             163,505
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                 282,000       14.738812      to       24.058223           6,764,356
 2010                                 316,236       15.528059      to       25.291913           7,975,999
 2009                                 382,359       12.988059      to       21.099132           8,049,381
 2008                                 429,607        9.829288      to       15.925954           6,829,181
 2007                                 521,721       16.046422      to       25.945436          13,515,539
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                                  38,224        9.861349      to        9.861349             376,945
 2010                                  42,511       10.350514      to       10.350514             440,006
 2009                                  45,522        8.215811      to        8.215811             374,002
 2008                                  48,023        6.246201      to        6.246201             299,960
 2007                                  41,754       10.300530      to       10.300530             430,083
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                                   7,641       13.795090      to       13.795090             105,407
 2010                                   9,918       13.409259      to       13.409259             132,987
 2009                                  11,413       12.059130      to       12.059130             137,631
 2008                                  15,122        9.580101      to        9.580101             144,875
 2007                                  17,247       16.092548      to       16.092548             277,550
PUTNAM VT GLOBAL UTILITIES
 FUND
 2011                                  19,279       27.667582      to       27.667582             533,405
 2010                                  22,392       29.182239      to       29.182239             653,454
 2009                                  25,962       28.580962      to       28.580962             742,011
 2008                                  36,228       26.547468      to       26.547468             961,753
 2007                                  41,125       38.103792      to       38.103792           1,567,002

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                             --      to         --       3.23%     to       3.54%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.59%     to       3.74%      10.03%     to       20.54%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.04%     to       2.50%     (43.95)%    to      (43.84)%
 2007                             --      to         --       2.56%     to       2.56%       8.37%     to        8.61%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                             --      to         --       2.69%     to       2.69%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.27%     to       3.27%      12.49%     to       12.49%
 2009                             --      to         --       1.92%     to       1.92%      38.76%     to       38.76%
 2008                             --      to         --       2.12%     to       2.12%     (42.37)%    to      (42.37)%
 2007                             --      to         --       1.09%     to       1.09%      13.52%     to       13.52%
PUTNAM VT INVESTORS FUND
 2011                             --      to         --       1.39%     to       1.39%       0.29%     to        0.29%
 2010                             --      to         --       1.59%     to       1.59%      14.24%     to       14.24%
 2009                             --      to         --       1.50%     to       1.50%      31.18%     to       31.18%
 2008                             --      to         --       0.57%     to       0.57%     (39.44)%    to      (39.44)%
 2007                             --      to         --       0.59%     to       0.59%      (4.91)%    to       (4.91)%
PUTNAM VT MONEY MARKET FUND
 2011                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2010                             --      to         --       0.04%     to       0.04%       0.04%     to        0.04%
 2009                             --      to         --       0.36%     to       0.36%       0.35%     to        0.35%
 2008                             --      to         --       2.81%     to       2.81%       2.83%     to        2.83%
 2007                             --      to         --       4.93%     to       4.93%       5.07%     to        5.07%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.36%     to       0.60%      19.56%     to       19.87%
 2009                             --      to         --       0.36%     to       0.67%      32.14%     to       32.48%
 2008                             --      to         --       0.31%     to       0.31%     (38.75)%    to      (38.62)%
 2007                             --      to         --       0.16%     to       0.16%       5.74%     to        6.02%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                             --      to         --       0.48%     to       0.48%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.30%     to       0.30%      25.98%     to       25.98%
 2009                             --      to         --       1.65%     to       1.65%      31.53%     to       31.53%
 2008                             --      to         --       1.35%     to       1.35%     (39.36)%    to      (39.36)%
 2007                             --      to         --       0.40%     to       0.40%     (12.72)%    to      (12.72)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                             --      to         --       2.41%     to       2.41%       2.88%     to        2.88%
 2010                             --      to         --       5.42%     to       5.42%      11.20%     to       11.20%
 2009                             --      to         --       5.06%     to       5.06%      25.88%     to       25.88%
 2008                             --      to         --       5.05%     to       5.05%     (40.47)%    to      (40.47)%
 2007                             --      to         --       3.54%     to       3.54%       1.14%     to        1.14%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2011                             --      to         --       3.92%     to       3.92%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.33%     to       4.33%       2.10%     to        2.10%
 2009                             --      to         --       4.59%     to       4.59%       7.66%     to        7.66%
 2008                             --      to         --       2.49%     to       2.49%     (30.33)%    to      (30.33)%
 2007                             --      to         --       1.89%     to       1.89%      20.25%     to       20.25%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                                 449,348      $14.184465      to      $35.287020         $15,353,199
 2010                                 517,507       17.266105      to       42.844173          21,557,357
 2009                                 600,298       14.293431      to       35.386121          20,733,061
 2008                                 713,470        8.721088      to       21.538000          15,056,392
 2007                                 808,187       13.849855      to       34.117626          27,106,026
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2011                                  35,653       18.724634      to       18.724634             667,588
 2010                                  41,151       19.942323      to       19.942323             820,638
 2009                                  45,538       15.395267      to       15.395267             701,067
 2008                                  47,446       10.572218      to       10.572218             501,615
 2007                                  48,768       16.311191      to       16.311191             795,465
PUTNAM VT EQUITY INCOME FUND
 2011                                  44,899       15.963640      to       16.562094             737,177
 2010                                  53,773       15.639461      to       16.249834             866,099
 2009                                  54,276       13.861395      to       14.430719             773,941
 2008                                  87,743       11.322627      to       11.322627             993,486
 2007                                  52,576       16.442989      to       16.442989             864,502
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                  81,386       10.984671      to       10.984671             893,997
 2010                                  83,495       11.221180      to       11.221180             936,915
 2009                                  92,965        9.698918      to        9.698918             901,661
 2008                                  86,205        7.553239      to        7.553239             651,130
 2007                                  76,587       11.765234      to       11.765234             901,060

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                             --      to         --         --      to       0.29%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.35%     to       1.50%      20.80%     to       21.08%
 2009                             --      to         --       0.83%     to       1.15%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
 2007                             --      to         --       0.03%     to       0.03%       5.52%     to        5.79%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2011                             --      to         --       0.15%     to       0.15%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.30%     to       0.30%      29.54%     to       29.54%
 2009                             --      to         --       0.59%     to       0.59%      45.62%     to       45.62%
 2008                             --      to         --       0.47%     to       0.47%     (35.18)%    to      (35.18)%
 2007                             --      to         --         --      to         --       (9.55)%    to       (9.55)%
PUTNAM VT EQUITY INCOME FUND
 2011                             --      to         --       1.79%     to       2.08%       1.92%     to        2.07%
 2010                             --      to         --       1.89%     to       2.16%      12.61%     to       12.83%
 2009                             --      to         --       1.08%     to       1.40%      27.45%     to       38.61%
 2008                             --      to         --       1.75%     to       1.75%     (31.14)%    to      (31.14)%
 2007                             --      to         --       1.25%     to       1.25%       3.19%     to        3.19%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                             --      to         --       1.32%     to       1.32%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.13%     to       0.13%      15.70%     to       15.70%
 2009                             --      to         --       4.34%     to       4.34%      28.41%     to       28.41%
 2008                             --      to         --       2.17%     to       2.17%     (35.80)%    to      (35.80)%
 2007                             --      to         --       1.41%     to       1.41%      (2.33)%    to       (2.33)%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       Enhanced No Lapse Guarantee Rider (per $1,000 of face amount) $0.01 -
       $0.10

       Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 -
       $999.96

       Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90% - 34.50%

       Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.04 - $0.199

       Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $0.083 - $0.183

       Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $0.68 - $125.71

       Guaranteed Withdrawal Benefit 0.75% (of Account Value invested in the Eligible Investment Choices)

       Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - $0.06

       LifeAccess Accelerated Benefit Rider (per 1,000 of the benefit net amount at risk) $0.041 - $14.738

       Accelerated Death Benefit Rider $300.00 (one time charge when benefit exercised)

       Child Insurance Rider (per $1,000 of coverage) $6.00

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012, except for Note 21, as to which the date is April 23, 2012

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2011           2010           2009
                                                       (IN MILLIONS)
--------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,802         $3,806          $3,723
 Earned premiums                               234            260             377
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,580          2,621           2,505
  Equity securities, trading                   (14)           238             343
                                          --------       --------       ---------
 Total net investment income                 2,566          2,859           2,848
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                         71            376             530
                                          --------       --------       ---------
  Net OTTI losses recognized in earnings      (125)          (336)         (1,192)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                 126           (608)            316
                                          --------       --------       ---------
   Total net realized capital gains
    (losses)                                     1           (944)           (876)
                                          --------       --------       ---------
                          TOTAL REVENUES     6,603          5,981           6,072
                                          --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,107          2,948           3,716
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds and
  pension products                             (14)           238             343
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               616            215           3,716
 Insurance operating costs and other
  expenses                                   2,896          1,610           1,826
 Dividends to policyholders                     17             21              12
                                          --------       --------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     6,622          5,032           9,613
                                          --------       --------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       (19)           949          (3,541)
 Income tax expense (benefit)                 (263)           228          (1,399)
                                          --------       --------       ---------
           INCOME (LOSS) FROM CONTINUING
                  OPERATIONS, NET OF TAX       244            721          (2,142)
 Income (loss) from discontinued
  operations, net of tax                        --             31              (5)
                                          --------       --------       ---------
                       NET INCOME (LOSS)       244            752          (2,147)
   Net income attributable to the
    noncontrolling interest                     --              8              10
                                          --------       --------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $244           $744         $(2,157)
                                          --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                 2011                     2010                     2009
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                                 $244                     $744                  $(2,157)
                                               --------                 --------                 --------
Other comprehensive income (loss) (1)
  Change in net unrealized gain/loss on
   securities (2)                                 1,100                    1,298                    3,229
  Change in net gain/loss on cash-flow
   hedging instruments                              103                      117                     (292)
  Change in foreign currency translation
   adjustments                                       (2)                     (18)                     115
                                               --------                 --------                 --------
  Total other comprehensive income                1,201                    1,397                    3,052
                                               --------                 --------                 --------
              TOTAL COMPREHENSIVE INCOME         $1,445                   $2,141                     $895
                                               --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $713, $(699) and $(1,739) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                              AS OF DECEMBER 31,
                                             2011             2010
                                             (IN MILLIONS, EXCEPT
                                                FOR SHARE DATA)
--------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $46,236 and $45,323) (includes
  variable interest entity assets, at
  fair value, of $153 and $406)              $47,778          $44,834
 Fixed maturities, at fair value using
  the fair value option (includes
  variable interest entity assets, at
  fair value, of $338 and $323)                1,317              639
 Equity securities, trading, at fair
  value (cost of $1,860 and $2,061)            1,967            2,279
 Equity securities, available for sale,
  at fair value (cost of $443 and $320)          398              340
 Mortgage loans (net of allowances for
  loan losses of $23 and $62)                  4,182            3,244
 Policy loans, at outstanding balance          1,952            2,128
 Limited partnership and other
  alternative investments (includes
  variable interest entity assets of $7
  and $14)                                     1,376              838
 Other investments                             1,974            1,461
 Short-term investments                        3,882            3,489
                                          ----------       ----------
                       TOTAL INVESTMENTS      64,826           59,252
                                          ----------       ----------
 Cash                                          1,183              531
 Premiums receivable and agents'
  balances                                        64               67
 Reinsurance recoverables                      5,006            3,924
 Deferred policy acquisition costs and
  present value of future profits              4,598            4,949
 Deferred income taxes, net                    1,606            2,138
 Goodwill                                        470              470
 Other assets                                    925              692
 Separate account assets                     143,859          159,729
                                          ----------       ----------
                            TOTAL ASSETS    $222,537         $231,752
                                          ----------       ----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    11,831         $11, 385
 Other policyholder funds and benefits
  payable                                     45,016           43,395
 Other policyholder funds and benefits
  payable -- international unit-linked
  bonds and pension products                   1,929            2,252
 Consumer notes                                  314              382
 Other liabilities (includes variable
  interest entity liabilities of $477
  and $422)                                    9,927            6,398
 Separate account liabilities                143,859          159,729
                                          ----------       ----------
                       TOTAL LIABILITIES    $212,876         $223,541
                                          ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                 6                6
 Additional paid-in capital                    8,271            8,265
 Accumulated other comprehensive income
  (loss), net of tax                             829             (372)
 Retained earnings                               555              312
                                          ----------       ----------
              TOTAL STOCKHOLDER'S EQUITY       9,661            8,211
                                          ----------       ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $222,537         $231,752
                                          ----------       ----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                                            OTHER
                                            COMMON               ADDITIONAL             COMPREHENSIVE
                                            STOCK             PAID-IN CAPITAL           INCOME (LOSS)
                                                                    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                   $ (372)
Capital contributions from parent              --                        6                       --
Dividends declared                             --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,201
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                     $829
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                 $ (1,941)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      172
Capital contributions from parent              --                     (192)                      --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,397
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                    $(372)
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2008                    $ 6                  $ 6,157                 $ (4,531)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                     (462)
Capital contributions from parent (1)          --                    2,300                       --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net loss                                       --                       --                       --
Total other comprehensive income               --                       --                    3,052
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                  $(1,941)
                                             ----                 --------                 --------


                                             RETAINED                  NON-                   TOTAL
                                             EARNINGS              CONTROLLING            STOCKHOLDER'S
                                            (DEFICIT)                INTEREST                 EQUITY
                                                                  (IN MILLIONS)
--------------------------------------  ------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                      $ 312                   $ --                  $ 8,211
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,201
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2011           $555                   $ --                   $9,661
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                     $ (287)                  $ 61                  $ 6,296
Cumulative effect of accounting
 changes, net of DAC and tax                     (146)                    --                       26
Capital contributions from parent                  --                     --                     (192)
Dividends declared                                  1                     --                        1
Change in noncontrolling interest
 ownership                                         --                    (69)                     (69)
Net income                                        744                      8                      752
Total other comprehensive income                   --                     --                    1,397
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2010           $312                   $ --                   $8,211
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2008                    $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 changes, net of DAC and tax                      462                     --                       --
Capital contributions from parent (1)              --                     --                    2,300
Dividends declared                                (38)                    --                      (38)
Change in noncontrolling interest
 ownership                                         --                   (114)                    (114)
Net loss                                       (2,157)                    10                   (2,147)
Total other comprehensive income                   --                     --                    3,052
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2009          $(287)                   $61                   $6,296
                                             --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $244           $752        $(2,147)
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 616            232          3,727
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (533)          (521)          (674)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     252             13            574
 Reinsurance recoverables                  57             26             66
 Receivables and other assets               9           (112)           (20)
 Payables and accruals                  2,402            295            420
 Accrued and deferred income taxes       (115)           (90)          (797)
 Net realized capital losses                1            882            877
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                   (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                     312            164           (809)
 Depreciation and amortization            194            207            173
 Other, net                              (108)           201            328
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES    $3,008         $1,882         $2,522
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale     $19,203        $28,581        $37,224
 Fixed maturities, fair value
  option                                   37             20             --
 Equity securities,
  available-for-sale                      147            171            162
 Mortgage loans                           332          1,288            413
 Partnerships                             128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value
  option                                 (661)           (74)            --
 Equity securities,
  available-for-sale                     (230)          (122)           (61)
 Mortgage loans                        (1,246)          (189)          (197)
 Partnerships                            (436)          (172)          (121)
 Proceeds from business sold               --            241             --
 Derivatives payments (sales), net        938           (644)          (520)
 Change in policy loans, net              176             (8)            34
 Change in payables for collateral
  under securities lending, net            --            (46)        (1,805)
 Change in all other, net                   1           (117)            25
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES   $(2,128)          $209          $(192)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                 $12,124        $15,405        $13,398
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    10,439          8,211          6,805
 Net repayments at maturity or
  settlement of consumer notes            (68)          (754)           (74)
 Issuance of structured financing          --             --           (189)
 Capital contributions (1),(2)             --           (195)         1,397
 Dividends paid (1)                        --             --            (33)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES     $(225)       $(2,363)       $(2,183)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     (3)            10            (15)
 Net increase (decrease) in cash          652           (262)           132
 Cash -- beginning of year                531            793            661
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,183           $531           $793
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes             $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued a standard clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This standard will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This standard may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption as of the beginning of a fiscal year is permitted.

The Company elected to adopt this standard retrospectively on January 1, 2012, resulting in a write down of the Company's deferred acquisition costs relating to those costs which no longer meet the revised standard as summarized above. The Company estimates the cumulative effect of the retrospective adoption of this standard, when reflected in future financial statements, will reduce stockholders' equity as of December 31, 2011 by approximately $750, after-tax and decrease 2011 net income by approximately $15. Excluding the effects of DAC Unlock and amortization related to realized gains and losses, the estimated effect would be a decrease to 2011 net income of approximately $50. Future income statement impacts will reflect higher non-deferrable expenses and lower amortization due to the lower DAC balance, before the effect of any DAC Unlock and amortization related to realized gains and losses.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       NOTE
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,245           $99,482
 Individual Life                                        17,456            15,911
 Retirement Plans                                       35,410            34,153
 Mutual Funds                                              182               153
 Runoff Operations                                      79,658            78,905
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $222,537          $231,752
                                                   -----------       -----------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            2011                            2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity                                      $1,595                   $1,707                    $1,551
  Fixed / MVA and other annuity                                        56                       14                        (2)
                                                                 --------                 --------                 ---------
  Total Individual Annuity                                          1,651                    1,721                     1,549
 INDIVIDUAL LIFE
  Variable life                                                       396                      416                       503
  Universal life                                                      429                      367                       362
  Term life                                                            33                       36                        37
                                                                 --------                 --------                 ---------
  Total Individual Life                                               858                      819                       902
 RETIREMENT PLANS
  401(k)                                                              332                      318                       286
  Government plans                                                     48                       41                        38
                                                                 --------                 --------                 ---------
  Total Retirement Plans                                              380                      359                       324
 MUTUAL FUNDS
  Non-Proprietary                                                     511                      519                       437
  Proprietary                                                          58                       61                        --
                                                                 --------                 --------                 ---------
  Total Mutual Funds                                                  569                      580                       437
                                                                 --------                 --------                 ---------
 RUNOFF OPERATIONS                                                    221                      254                       549
                                                                 --------                 --------                 ---------
 OTHER                                                                357                      333                       339
                                                                 --------                 --------                 ---------
  Total premiums, fees, and other considerations                    4,036                    4,066                     4,100
                                                                 --------                 --------                 ---------
 Net investment income                                              2,566                    2,859                     2,848
 Net realized capital losses                                            1                     (944)                     (876)
                                                                 --------                 --------                 ---------
                                            TOTAL REVENUES         $6,603                   $5,981                    $6,072
                                                                 --------                 --------                 ---------
NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE
 COMPANY
 Individual Annuity                                                   $87                     $371                   $(1,962)
 Individual Life                                                      104                      195                         8
 Retirement Plans                                                      15                       47                      (222)
 Mutual Funds                                                          98                      129                        32
 Runoff Operations                                                    (20)                     (78)                       77
 Other                                                                (40)                      80                       (90)
                                                                 --------                 --------                 ---------
                                   TOTAL NET INCOME (LOSS)           $244                     $744                   $(2,157)
                                                                 --------                 --------                 ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                                                  $769                     $813                      $770
 Individual Life                                                      420                      362                       304
 Retirement Plans                                                     396                      364                       315
 Mutual Funds                                                           1                       (1)                      (16)
 Runoff Operations                                                    941                    1,221                     1,279
 Other                                                                 39                      100                       196
                                                                 --------                 --------                 ---------
                               TOTAL NET INVESTMENT INCOME         $2,566                   $2,859                    $2,848
                                                                 --------                 --------                 ---------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Individual Annuity                                                  $186                     $(39)                   $3,189
 Individual Life                                                      219                      120                       312
 Retirement Plans                                                     134                       27                        56
 Mutual Funds                                                          47                       51                        50
 Runoff Operations                                                     30                       56                       111
 Other                                                                 --                       --                        (2)
                                                                 --------                 --------                 ---------
                                 TOTAL AMORTIZATION OF DAC           $616                     $215                    $3,716
                                                                 --------                 --------                 ---------
INCOME TAX EXPENSE (BENEFIT)
 Individual Annuity                                                 $(220)                     $41                   $(1,299)
 Individual Life                                                       22                       93                       (27)
 Retirement Plans                                                     (45)                      13                      (143)
 Mutual Funds                                                          52                       51                        20
 Runoff Operations                                                    (48)                      10                        80
 Other                                                                (24)                      20                       (30)
                                                                 --------                 --------                 ---------
                        TOTAL INCOME TAX EXPENSE (BENEFIT)          $(263)                    $228                   $(1,399)
                                                                 --------                 --------                 ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2011
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,093                $ --                  $1,776                  $317
 CDOs                                                 1,798                  --                   1,470                   328
 CMBS                                                 4,269                  --                   3,921                   348
 Corporate                                           30,229                  --                  28,732                 1,497
 Foreign government/government agencies               1,224                  --                   1,187                    37
 States, municipalities and political
  subdivisions ("Municipal")                          1,557                  --                   1,175                   382
 RMBS                                                 3,823                  --                   2,890                   933
 U.S. Treasuries                                      2,785                 487                   2,298                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               47,778                 487                  43,449                 3,842
Fixed maturities, FVO                                 1,317                  --                     833                   484
Equity securities, trading                            1,967               1,967                      --                    --
Equity securities, AFS                                  398                 227                     115                    56
Derivative assets
 Credit derivatives                                     (27)                 --                      (6)                  (21)
 Equity derivatives                                      31                  --                      --                    31
 Foreign exchange derivatives                           505                  --                     505                    --
 Interest rate derivatives                               78                  --                      38                    40
 U.S. GMWB hedging instruments                          494                  --                      11                   483
 U.S. macro hedge program                               357                  --                      --                   357
 International program hedging instruments              533                  --                     567                   (34)
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,971                  --                   1,115                   856
Short-term investments                                3,882                 520                   3,362                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 3,073                  --                      --                 3,073
Separate account assets (2)                         139,421             101,633                  36,757                 1,031
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $199,807             104,834                  85,631                 9,342
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(5,776)               $ --                    $ --               $(5,776)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (5,785)                 --                      --                (5,785)
Derivative liabilities
 Credit derivatives                                    (493)                 --                     (25)                 (468)
 Equity derivatives                                       5                  --                      --                     5
 Foreign exchange derivatives                           140                  --                     140                    --
 Interest rate derivatives                             (315)                 --                    (184)                 (131)
 U.S. GMWB hedging instruments                          400                  --                      --                   400
 International program hedging instruments                9                  --                      10                    (1)
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (254)                 --                     (59)                 (195)
Other liabilities                                        (9)                 --                      --                    (9)
Consumer notes (4)                                       (4)                 --                      --                    (4)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(6,052)               $ --                    $(59)              $(5,993)
                                                  ---------           ---------                --------              --------

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 Municipal                                            1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           784                  --                     784                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 U.S. GMWB hedging instruments                          339                  --                    (122)                  461
 U.S. macro hedge program                               203                  --                      --                   203
 International program hedging instruments              235                   2                     228                     5
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 U.S. GMWB hedging instruments                          128                  --                     (11)                  139
 International program hedging instruments               (2)                 (2)                     --                    --
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs a ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
               - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
               - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
               - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
               - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
               - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
               - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
               - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.
               - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
               - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs and residential mortgage-backed securities ("RMBS") primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
               - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
               - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.
               - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                                FIXED MATURITIES, AFS
                                                                                                      FOREIGN
                                                                                                    GOVT./GOVT.
                               ABS         CDOS             CMBS               CORPORATE              AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408       $1,869            $492                 $1,486                  $40
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)         (30)             13                    (27)                  --
 Included in OCI (3)             18          112              41                    (14)                  --
Purchases                        35           --              18                     83                   --
Settlements                     (32)        (129)            (72)                   (92)                  (3)
Sales                            (9)         (54)           (225)                  (122)                  --
Transfers into Level 3 (4)       79           30             131                    498                   29
Transfers out of Level 3 (4)   (156)      (1,470)            (50)                  (315)                 (29)
                               ----       ------            ----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011  $317         $328            $348                 $1,497                  $37
                               ----       ------            ----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)        $(29)            $(5)                  $(11)                $ --
                               ----       ------            ----                 ------                 ----

                                                       FIXED MATURITIES, AFS
                                                                 TOTAL FIXED              FIXED
                                                                 MATURITIES,           MATURITIES,
                                 MUNICIPAL          RMBS             AFS                   FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                               $258            $1,105          $5,658                 $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)           --             (21)              (91)                  23
 Included in OCI (3)                  46              (3)              200                   --
Purchases                             87              25               248                   --
Settlements                           --            (111)             (439)                  (2)
Sales                                 --             (16)             (426)                 (43)
Transfers into Level 3 (4)            --              69               836                   --
Transfers out of Level 3 (4)          (9)           (115)           (2,144)                  (5)
                                    ----            ----            ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011       $382            $933            $3,842                 $484
                                    ----            ----            ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)              $ --            $(15)             $(74)                 $19
                                    ----            ----            ------                 ----

                                                              FREESTANDING DERIVATIVES (5)

                                  EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS           CREDIT                EQUITY                RATE
-----------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $47            $(344)                $4                   $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)          (11)            (144)                (8)                     9
 Included in OCI (3)                  (3)              --                 --                     --
Purchases                             31               20                 40                     --
Settlements                           --              (21)                --                    (47)
Sales                                 (4)              --                 --                     --
Transfers out of Level 3 (4)          (4)              --                 --                     --
                                   -----          -------                 --                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56            $(489)                $36                  $(91)
                                   -----          -------                 --                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $(9)           $(137)                $(8)                  $10
                                   -----          -------                 --                  -----

                                                       FREESTANDING DERIVATIVES (5)
                                                        U.S.               INTL.
                                    U.S.               MACRO              PROGRAM             TOTAL FREE-
                                    GMWB               HEDGE              HEDGING              STANDING
                                  HEDGING             PROGRAM              INSTR.           DERIVATIVES (5)
-----------------------------  -----------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $600                $203                  $5                $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)           279                (128)                  3                  11
 Included in OCI (3)                   --                  --                  --                  --
Purchases                              23                 347                 (43)                387
Settlements                           (19)                (65)                 --                (152)
Sales                                  --                  --                  --                  --
Transfers out of Level 3 (4)           --                  --                  --                  --
                                   ------              ------              ------              ------
FAIR VALUE AS OF DECEMBER 31,
                         2011        $883                $357                $(35)               $661
                                   ------              ------              ------              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $278               $(107)                $(4)                $32
                                   ------              ------              ------              ------

                                        REINSURANCE RECOVERABLE FOR
                                            U.S. GMWB AND JAPAN               SEPARATE
                                          GMWB, GMIB, AND GMAB (6)            ACCOUNTS
-------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                    $2,002                      $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        504                          25
 Included in OCI (3)                                   111                          --
Purchases                                               --                         292
Settlements                                            456                          --
Sales                                                   --                        (171)
Transfers into Level 3 (4)                              --                          14
Transfers out of Level 3 (4)                            --                        (376)
                                                  --------                    --------
 FAIR VALUE AS OF DECEMBER 31, 2011                 $3,073                      $1,031
                                                  --------                    --------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2)                                                  $504                         $(1)
                                                  --------                    --------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                GUARANTEED                                        TOTAL OTHER
                                  LIVING                  EQUITY              POLICYHOLDER FUNDS
                               BENEFITS (7)            LINKED NOTES          AND BENEFITS PAYABLE
--------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(4,258)                   $(9)                   $(4,267)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                          (1,118)                    --                     (1,118)
 Included in OCI (3)                 (126)                    --                       (126)
Settlements                          (274)                    --                       (274)
                                  -------                  -----                    -------
  FAIR VALUE AS OF DECEMBER
                   31, 2011       $(5,776)                   $(9)                   $(5,785)
                                  -------                  -----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                         $(1,118)                  $ --                    $(1,118)
                                  -------                  -----                    -------


                                 OTHER         CONSUMER
                              LIABILITIES        NOTES
---------------------------  -----------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(37)           $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                           28              1
 Included in OCI (3)                --             --
Settlements                         --             --
                                  ----            ---
  FAIR VALUE AS OF DECEMBER
                   31, 2011        $(9)           $(4)
                                  ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                          $28             $1
                                  ----            ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                 FIXED MATURITIES, AFS
                                                                                                         FOREIGN
                                                                                                       GOVT./GOVT.
                                ABS         CDOS             CMBS                 CORPORATE              AGENCIES
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                           $497       $2,109             $269                  $5,239                  $80
Total realized/unrealized
 gains (losses)
 Included in net income (2)      (16)        (124)             (98)                    (10)                  --
 Included in OCI (3)              71          467              327                     193                    1
Purchases, issuances, and
 settlements                     (59)        (187)            (157)                    (66)                  (8)
Transfers into Level 3 (4)        40           42              267                     800                   --
Transfers out of Level 3 (4)    (125)        (438)            (116)                 (4,670)                 (33)
                               -----       ------            -----                 -------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010   $408       $1,869             $492                  $1,486                  $40
                               -----       ------            -----                 -------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)           $(6)       $(130)            $(58)                   $(20)                $ --
                               -----       ------            -----                 -------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                                $218              $995             $9,407             $ --
Total realized/unrealized
 gains (losses)
 Included in net income (2)             1               (38)              (285)              74
 Included in OCI (3)                   24               228              1,311               --
Purchases, issuances, and
 settlements                           19              (129)              (587)             (10)
Transfers into Level 3 (4)             --               102              1,251              447
Transfers out of Level 3 (4)           (4)              (53)            (5,439)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $258            $1,105             $5,658             $511
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $ --              $(35)             $(249)             $71
                                    -----            ------            -------            -----

                                                             FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                            FREESTANDING DERIVATIVES (5)
                                                               U.S.                 INTL.
                                         U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                         GMWB                  HEDGE               HEDGING               STANDING
                                        HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ---------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                     $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)                (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                        --                    --                   --                     --
Purchases, issuances, and
 settlements                               442                   237                   22                    660
Transfers into Level 3 (4)                  --                    --                   --                   (290)
Transfers out of Level 3 (4)                (4)                   --                   --                    (15)
                                         -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010             $600                  $203                   $5                   $415
                                         -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)                    $(61)                $(292)                $(29)                 $(296)
                                         -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                     182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                LIVING BENEFITS        INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                      (7)                  NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                               (259)                  2                   --                       (257)
Included in OCI (3)                    (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                        OTHER                CONSUMER
                                     LIABILITIES              NOTES
-----------------------------  ------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                                    $ --                    $(5)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                                  (26)                    --
Included in OCI (3)                        --                     --
Purchases, issuances and
 settlements                               --                     --
Transfers into Level 3 (4)                (11)                    --
                                         ----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2010            $(37)                   $(5)
                                         ----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                   $ --                   $ --
                                         ----                 ------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                2011                       2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          AS OF DECEMBER 31,
                                2011                         2010
-----------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                    $65                   $64
  CRE CDOs                               214                   260
  Corporate                              272                   251
  Foreign government                     766                    64
                                     -------                 -----
 Total fixed maturities, FVO          $1,317                  $639
OTHER LIABILITIES
 Credit-linked notes (1)                  $9                   $37
                                     -------                 -----

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                                 2010
                           2011              (BEFORE-TAX)            2009
--------------------------------------------------------------------------------
Fixed maturities             $1,941              $1,977              $2,094
Equity securities, AFS           10                  14                  43
Mortgage loans                  206                 199                 232
Policy loans                    128                 129                 136
Limited partnerships and
 other alternative
 investments                    143                 121                (171)
Other investments               226                 253                 242
Investment expenses             (74)                (72)                (71)
                           --------            --------            --------
 TOTAL SECURITIES AFS AND
                    OTHER     2,580               2,621               2,505
Equity securities,
 trading                        (14)                238                 343
                           --------            --------            --------
     TOTAL NET INVESTMENT
            INCOME (LOSS)    $2,566              $2,859              $2,848
                           --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                                 2010
                              2011           (Before-tax)            2009
--------------------------------------------------------------------------------
Gross gains on sales            $405               $486                $364
Gross losses on sales           (200)              (336)               (828)
Net OTTI losses recognized
 in earnings                    (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                   25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)          3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                --                 (3)                (33)
Results of variable annuity
 hedge program
 U. S. GMWB derivatives, net    (397)                89               1,464
 U. S. Macro hedge program      (216)              (445)               (733)
                              ------            -------            --------
 Total U.S. program             (613)              (356)                731
International program            723                (13)               (138)
                              ------            -------            --------
Total results of variable
 annuity hedge program           110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                        (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded
 reinsurance contracts           373                284                (577)
Other, net (2)                  (264)               180                 (64)
                              ------            -------            --------
  NET REALIZED CAPITAL GAINS
                    (LOSSES)      $1              $(944)              $(876)
                              ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)
                                  ---------       ---------       ---------

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2011
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,361                    $38                  $(306)            $2,093              $(3)
CDOs                                  2,055                     15                   (272)             1,798              (29)
CMBS                                  4,418                    169                   (318)             4,269              (19)
Corporate (2)                        28,084                  2,729                   (539)            30,229               --
Foreign govt./govt. agencies          1,121                    106                     (3)             1,224               --
Municipal                             1,504                    104                    (51)             1,557               --
RMBS                                  4,069                    170                   (416)             3,823              (97)
U.S. Treasuries                       2,624                    162                     (1)             2,785
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        46,236                  3,493                 (1,906)            47,778             (148)
Equity securities, AFS                  443                     21                    (66)               398               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $46,679                 $3,514                 $(1,972)          $48,176            $(148)
                                    -------                 ------                 ------            -------            -----

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                  $(356)            $2,068              $(1)
CDOs                                  2,278                     --                   (379)             1,899              (59)
CMBS                                  5,283                    146                   (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                   (538)            26,915                6
Foreign govt./govt. agencies            963                     48                     (9)             1,002               --
Municipal                             1,149                      7                   (124)             1,032               --
RMBS                                  4,450                     79                   (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                   (110)             2,772               --
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                 (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                    (41)               340               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)          $45,174            $(182)
                                    -------                 ------                 ------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)
CDOs                                             80                58              (22)
CMBS                                            911               830              (81)
Corporate (1)                                 2,942             2,823             (119)
Foreign govt./govt. agencies                     24                23               (1)
Municipal                                       202               199               (3)
RMBS                                            355               271              (84)
U.S. Treasuries                                 185               184               (1)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                               115                90              (25)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)
                                             ------            ------            -----

                                                            DECEMBER 31, 2011
                                                          12 MONTHS OR MORE
                                           AMORTIZED            FAIR           UNREALIZED
                                              COST             VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------
ABS                                          $1,002              $731              $(271)
CDOs                                          1,956             1,706               (250)
CMBS                                          1,303             1,066               (237)
Corporate (1)                                 2,353             1,889               (420)
Foreign govt./govt. agencies                     40                38                 (2)
Municipal                                       348               300                (48)
RMBS                                          1,060               728               (332)
U.S. Treasuries                                   -                 -                  -
                                             ------            ------            -------
                TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                               104                63                (41)
                                             ------            ------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                             ------            ------            -------

                                                           DECEMBER 31, 2011
                                                                 TOTAL
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,422             $1,116              $(306)
CDOs                                           2,036              1,764               (272)
CMBS                                           2,214              1,896               (318)
Corporate (1)                                  5,295              4,712               (539)
Foreign govt./govt. agencies                      64                 61                 (3)
Municipal                                        550                499                (51)
RMBS                                           1,415                999               (416)
U.S. Treasuries                                  185                184                 (1)
                                             -------            -------            -------
                TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                                219                153                (66)
                                             -------            -------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                             -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                           DECEMBER 31, 2010
                                                        LESS THAN 12 MONTHS
                                            COST OR
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $237              $226             $(11)
CDOs                                            316               288              (28)
CMBS                                            374               355              (19)
Corporate                                     3,726             3,591             (130)
Foreign govt./govt. agencies                    250               246               (4)
Municipal                                       415               399              (16)
RMBS                                          1,187             1,155              (32)
U.S. Treasuries                               1,142             1,073              (69)
                                             ------            ------            -----
           TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                           18                17               (1)
                                             ------            ------            -----
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $7,665            $7,350            $(310)
                                             ------            ------            -----

                                                             DECEMBER 31, 2010
                                                          12 MONTHS OR MORE
                                             COST OR
                                            AMORTIZED            FAIR           UNREALIZED
                                              COST              VALUE             LOSSES
--------------------------------------  -----------------------------------------------------------
ABS                                           $1,226              $881              $(345)
CDOs                                           1,934             1,583               (351)
CMBS                                           2,532             2,150               (382)
Corporate                                      2,777             2,348               (408)
Foreign govt./govt. agencies                      40                35                 (5)
Municipal                                        575               467               (108)
RMBS                                           1,379             1,000               (379)
U.S. Treasuries                                  158               117                (41)
                                             -------            ------            -------
           TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                           148               108                (40)
                                             -------            ------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $10,769            $8,689            $(2,059)
                                             -------            ------            -------

                                                           DECEMBER 31, 2010
                                                                 TOTAL
                                             COST OR
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,463             $1,107              $(356)
CDOs                                           2,250              1,871               (379)
CMBS                                           2,906              2,505               (401)
Corporate                                      6,503              5,939               (538)
Foreign govt./govt. agencies                     290                281                 (9)
Municipal                                        990                866               (124)
RMBS                                           2,566              2,155               (411)
U.S. Treasuries                                1,300              1,190               (110)
                                             -------            -------            -------
           TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                           166                125                (41)
                                             -------            -------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $18,434            $16,039            $(2,369)
                                             -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                   DECEMBER 31, 2011
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
----------------------------------------------------------------------------------------
Commercial                           $4,205               $(23)               $4,182
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                   --------              -----              --------

                                                   DECEMBER 31, 2010
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
-----------------------------  ---------------------------------------------------------
Commercial                           $3,306                (62)                3,244
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                   --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                     FOR THE YEARS ENDED DECEMBER 31,
                                     2011              2010          2009
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (62)            $ (260)        $ (13)
Additions                               25               (108)         (292)
Deductions                              14                306            45
                                     -----            -------       -------
BALANCE AS OF DECEMBER 31             $(23)              $(62)        $(260)
                                     -----            -------       -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
                                       Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $59                     1.4%                $51                     1.6%
Middle Atlantic                                      401                     9.6%                344                    10.6%
Mountain                                              61                     1.5%                 49                     1.5%
New England                                          202                     4.8%                188                     5.8%
Pacific                                            1,268                    30.3%                898                    27.7%
South Atlantic                                       810                    19.4%                679                    20.9%
West North Central                                    16                     0.4%                 19                     0.6%
West South Central                                   115                     2.7%                117                     3.6%
Other (1)                                          1,250                    29.9%                899                    27.7%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $127                     3.0%               $177                     5.5%
 Industrial                                        1,262                    30.1%                833                    25.7%
 Lodging                                              84                     2.0%                123                     3.8%
 Multifamily                                         734                    17.6%                479                    14.8%
 Office                                              836                    20.0%                796                    24.5%
 Retail                                              918                    22.0%                556                    17.1%
 Other                                               221                     5.3%                280                     8.6%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                     $25
Limited partnerships                              7                       3                       4
                                             ------                  ------                  ------
                                 TOTAL         $498                    $477                     $29
                                             ------                  ------                  ------

                                                               DECEMBER 31, 2010            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                    NOTIONAL AMOUNT                                  FAIR VALUE
                                        DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                            2011                      2010                  2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                             $8,389                   $10,113                $385                      $209
Equity swaps, options, and futures            5,320                     4,943                 498                       391
Interest rate swaps and futures               2,697                     2,800                  11                      (133)
                                          ---------                 ---------              ------                    ------
                              TOTAL         $16,406                   $17,856                $894                      $467
                                          ---------                 ---------              ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                59                        166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  35                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                               NET DERIVATIVES
                                          NOTIONAL AMOUNT                        FAIR VALUE
                                      DEC. 31,       DEC. 31,          DEC. 31,             DEC. 31,
                                        2011           2010              2011                 2010
--------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $6,339         $7,652             $276                 $144
 Foreign currency swaps                     229            255               (5)                  --
                                      ---------      ---------          -------              -------
              TOTAL CASH FLOW HEDGES      6,568          7,907              271                  144
                                      ---------      ---------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,007          1,079              (78)                 (47)
 Foreign currency swaps                     677            677              (39)                 (12)
                                      ---------      ---------          -------              -------
             TOTAL FAIR VALUE HEDGES      1,684          1,756             (117)                 (59)
                                      ---------      ---------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              6,252          5,490             (435)                (255)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 208            196              (10)                 (14)
  Japan 3Win foreign currency swaps       2,054          2,285              184                  177
  Japanese fixed annuity hedging
   instruments                            1,945          2,119              514                  608
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,134          1,730               23                   (5)
  Credit derivatives that assume
   credit risk (1)                        2,212          2,035             (545)                (376)
  Credit derivatives in offsetting
   positions                              5,020          5,175              (43)                 (57)
 EQUITY CONTRACTS
  Equity index swaps and options          1,433            188               23                  (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)      34,569         40,255           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts         7,193          8,767              443                  280
  U.S. GMWB hedging instruments          16,406         17,856              894                  467
  U.S. macro hedge program                6,819         13,057              357                  203
  International program product
   derivatives (2)                        2,009          2,023              (30)                 (14)
  International program hedging
   instruments                           28,719         12,691              542                  233
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             21,627         21,423           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts     50,756         51,934            2,630                1,722
                                      ---------      ---------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES    188,356        187,224           (1,198)              (1,285)
                                      ---------      ---------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                     $416           $441             $(45)                $(26)
 Other investments                       51,231         51,633            1,971                1,453
 Other liabilities                       28,717         20,318             (254)                (357)
 Consumer notes                              35             39               (4)                  (5)
 Reinsurance recoverables                55,140         58,834            3,073                2,002
 Other policyholder funds and
  benefits payable                       61,069         65,622           (5,785)              (4,267)
                                      ---------      ---------          -------              -------
                   TOTAL DERIVATIVES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------

                                              ASSET DERIVATIVES                  LIABILITY DERIVATIVES
                                                  FAIR VALUE                           FAIR VALUE
                                         DEC. 31,            DEC. 31,        DEC. 31,             DEC. 31,
                                           2011                2010            2011                 2010
------------------------------------  ------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                        $276                $182             $ --                 $(38)
 Foreign currency swaps                       17                  18              (22)                 (18)
                                          ------              ------          -------              -------
              TOTAL CASH FLOW HEDGES         293                 200              (22)                 (56)
                                          ------              ------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                          --                   4              (78)                 (51)
 Foreign currency swaps                       64                  71             (103)                 (83)
                                          ------              ------          -------              -------
             TOTAL FAIR VALUE HEDGES          64                  75             (181)                (134)
                                          ------              ------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                 417                 121             (852)                (376)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                    3                  --              (13)                 (14)
  Japan 3Win foreign currency swaps          184                 177               --                   --
  Japanese fixed annuity hedging
   instruments                               540                 608              (26)                  --
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                          35                  18              (12)                 (23)
  Credit derivatives that assume
   credit risk (1)                             2                   7             (547)                (383)
  Credit derivatives in offsetting
   positions                                 101                  60             (144)                (117)
 EQUITY CONTRACTS
  Equity index swaps and options              36                   5              (13)                 (15)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)           --                  --           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts            443                 280
  U.S. GMWB hedging instruments            1,022                 647             (128)                (180)
  U.S. macro hedge program                   357                 203               --                   --
  International program product
   derivatives (2)                            --                  --              (30)                 (14)
  International program hedging
   instruments                               672                 243             (130)                 (10)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                  --                  --           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts       2,901               2,342             (271)                (620)
                                          ------              ------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES       6,713               4,711           (7,911)              (5,996)
                                          ------              ------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                      $ --                $ --             $(45)                $(26)
 Other investments                         2,745               2,021             (774)                (568)
 Other liabilities                           981                 343           (1,235)                (700)
 Consumer notes                               --                  --               (4)                  (5)
 Reinsurance recoverables                  3,344               2,622             (271)                (620)
 Other policyholder funds and
  benefits payable                            --                  --           (5,785)              (4,267)
                                          ------              ------          -------              -------
                   TOTAL DERIVATIVES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                           RECOGNIZED IN INCOME
                                 ON DERIVATIVE (EFFECTIVE PORTION)                 ON DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)           $ (2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                  GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                   INTO INCOME (EFFECTIVE PORTION)
                                                                                2011                 2010             2009
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                    Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                           Net investment income (loss)        77                   56                28
Foreign currency swaps                 Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                        Net investment income (loss)        --                   --                 2
                                                                                ----                 ----            ------
                                                                    TOTAL        $82                  $54              $(85)
                                                                                ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                             GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011      HEDGED                           2010      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
-----------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $ --                 $ --                  $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                     (58)                  54                    (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1                     8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22                   (12)                  12
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(81)                 $77                  $(49)                 $45
                                             -----                 ----                 -----                 ----

                                           GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                             2009      HEDGED
                                               DERIVATIVE               ITEM
--------------------------------------  ------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $72                  $(68)
 Benefits, losses and loss adjustment
  expenses                                          (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)                 51                   (51)
 Benefits, losses and loss adjustment
  expenses                                            2                    (2)
                                                  -----                 -----
                                 TOTAL              $88                  $(81)
                                                  -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                       WEIGHTED
                                                                        AVERAGE
                                           NOTIONAL     FAIR           YEARS TO
                                          AMOUNT (2)    VALUE          MATURITY
------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $1,067       $(18)           3 years
 Below investment grade risk exposure          125         (7)           2 years
Basket credit default swaps (4)
 Investment grade risk exposure              2,375        (71)           3 years
 Investment grade risk exposure                353        (63)           5 years
 Below investment grade risk exposure          477       (441)           3 years
Embedded credit derivatives
 Investment grade risk exposure                 25         24            3 years
 Below investment grade risk exposure          300        245            5 years
                                            ------      -----          ---------
                                 TOTAL      $4,722      $(331)
                                            ------      -----

                                               UNDERLYING REFERENCED
                                             CREDIT OBLIGATION(S) (1)

                                                                AVERAGE        OFFSETTING
                                                                 CREDIT         NOTIONAL       OFFSETTING
                                             TYPE                RATING        AMOUNT (3)    FAIR VALUE (3)
--------------------------------------  -------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.              A+              $915           $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                 B+               114             (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                BBB+            1,128             17
 Investment grade risk exposure           CMBS Credit             BBB+              353             62
                                           Corporate
 Below investment grade risk exposure       Credit                BBB+               --             --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                BBB-               --             --
                                           Corporate
 Below investment grade risk exposure       Credit                BB+                --             --
                                        ---------------          ------          ------           ----
                                 TOTAL                                           $2,510            $57
                                                                                 ------           ----

                            AS OF DECEMBER 31, 2010

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,038         $(6)              3 years
 Below investment grade risk exposure           151          (6)              3 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,064          (7)              4 years
 Investment grade risk exposure                 352         (32)              6 years
 Below investment grade risk exposure           667        (334)              4 years
Embedded credit derivatives
 Investment grade risk exposure                  25          25               4 years
 Below investment grade risk exposure           325         286               6 years
                                             ------       -----            ----------
                                 TOTAL       $4,622        $(74)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL        OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
--------------------------------------  ------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                A+                $945            $(36)
                                           Corporate
 Below investment grade risk exposure       Credit                  BB-                 135             (11)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                  BBB+              1,155              (7)
 Investment grade risk exposure           CMBS Credit                A-                 352              32
                                           Corporate
 Below investment grade risk exposure       Credit                  BBB+                 --              --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                  BBB-                 --              --
                                           Corporate
 Below investment grade risk exposure       Credit                   BB                  --              --
                                        ---------------            ------            ------            ----
                                 TOTAL                                               $2,587            $(22)
                                                                                     ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191 , $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 4,949        $ 5,779        $ 9,944
Deferred costs                            533            521            674
Amortization -- DAC                      (429)          (381)          (813)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (187)           166         (2,905)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (269)        (1,120)        (1,080)
Effect of currency translation              1            (10)            24
Cumulative effect of accounting
 change, pre-tax (3)                       --             11            (54)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,598         $4,949         $5,779
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was a $49 charge related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                DECEMBER 31, 2011
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------------------------------------------------------------
Individual Life                      $224              $ --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

                                                DECEMBER 31, 2010
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------  ----------------------------------------------------
Individual Life                      $224                --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1,2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                   RETAINED
                                             ACCOUNT         NET AMOUNT           NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE            AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)        ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                     $ 20,718            5,998               $ 483                  68
 With 5% rollup (2)                              1,469              521                  37                  68
 With Earnings Protection Benefit Rider
  ("EPB") (3)
 Benefit Rider ("EPB") (3)                       5,378              940                  21                  65
 With 5% rollup & EPB                              585              169                   7                  68
                                           -----------        ---------            --------                 ---
 Total MAV                                      28,150            7,628                 548
Asset Protection Benefit (APB) (4)              22,343            3,139                 610                  66
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                     1,095              120                  37                  64
Reset (6) (5-7 years)                            3,139              307                 165                  68
Return of Premium (7) /Other                    21,512              876                 243                  65
                                           -----------        ---------            --------                 ---
                      SUBTOTAL U.S. GMDB      $ 76,239         $ 12,070             $ 1,603                  67
 Less: General Account Value with U.S.
  GMBD                                           7,251
                                           -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB        68,988
 Separate Account Liabilities without
  U.S. GMDB                                     74,871
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $143,859
                                           -----------        ---------            --------                 ---
JAPAN GMDB (10),(11)                          $ 16,983          $ 5,167                $ --                  68
JAPAN GMIB (10),(11)                           $16,262           $4,805                $ --                  67
                                           -----------        ---------            --------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2011                 2010
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $61,472              $75,601
Cash and cash equivalents                       $7,516                8,365
                                             ---------            ---------
                                 TOTAL         $68,988              $83,966
                                             ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9.  SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10.  COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $89 as of December 31, 2011 and $139 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)          54             300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          76          175          (2,387)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                                       -------       ------       ---------
                       TOTAL DEFERRED      (87)         174          (1,699)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(263)        $228         $(1,399)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $479            $531
Investment-related items                                 92             348
Insurance product derivatives                         2,011           1,792
NOL Carryover                                           252              83
Minimum tax credit                                      387             542
Foreign tax credit carryovers                            17              --
Depreciable & Amortizable assets                         37              48
Other                                                    23               1
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,298           3,345
 Valuation Allowance                                    (89)           (139)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,209           3,206
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                    (827)         (1,000)
Net unrealized gain on investments                     (735)             (5)
Employee benefits                                       (41)            (33)
Other                                                    --             (30)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,603)         (1,068)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)      1,606           2,138
                                                  ---------       ---------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $ 359 and $310, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $1.6 billion net deferred tax asset is $1.8 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                             (7)         332         $(1,239)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (1)           3              28
Valuation Allowance                        (50)          58              31
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(263)        $228         $(1,399)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
                                             -------       -------       -------
Statutory capital and surplus                 $5,920        $5,832        $5,365
                                             -------       -------       -------

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of future profits                         --            --           1,883
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,430)
Income tax expense (benefit)             (166)          308            (851)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,579)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                  2010                 2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERLY RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  877         1,238         1,505         2,392         3,385           690           855           712
Income (loss) from
 continuing operations,
 net of tax                    239            (7)          324           (84)         (525)          379           206           433
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              239            (8)          324           (85)         (525)          376           206           469
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company       $238          $(10)         $323          $(88)        $(521)         $374          $204          $468
                           -------       -------       -------       -------       -------       -------       -------       -------

21. SUBSEQUENT EVENT

On March 21, 2012, The Hartford announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, the Company will cease selling its individual annuity products in the second quarter of 2012. In addition, the Company is pursuing sales or other strategic alternatives for its Individual Life, Woodbury Financial Services and Retirement Plans businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)        Not Applicable.
(c)        Principal Underwriting Agreement.(2)
(d)        Form of Flexible Premium Variable Life Insurance Policy.(1)
     (1)   Accidental Death Benefit Rider
     (2)   Deduction Amount Waiver Rider
     (3)   Increase in Coverage Option Rider
     (4)   Maturity Date Extension Rider
     (5)   Term Insurance Rider
     (6)   Waiver of Scheduled Premium Rider
     (7)   Waiver of Specified Amount Disability Benefit Rider
(e)        Form of Application for Flexible Premium Variable Life Insurance
           Policies.(1)
(f)        Certificate of Incorporation of Hartford(2) and Bylaws of
           Hartford.(2)
(g)        Contracts of Reinsurance.
     (1)   Continental Insurance Company of Chicago Illinois
     (2)   Employers Reassurance Corporation
     (3)   Gerling Global Life Insurance Company
     (4)   Life Reassurance Corporation of America
     (5)   Security Life of Denver Insurance Company
(h)        Participation Agreements and Amendments.
     (1)   AllianceBernstein Variable Products Series Fund, Inc.
     (2)   American Funds Insurance Series
     (3)   Fidelity Variable Insurance Products
     (4)   Franklin Templeton Variable Products Trust
     (5)   Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (6)   Invesco Variable Insurance Funds
     (7)   Lord Abbett Series Fund, Inc.
     (8)   MFS Variable Insurance Trust
     (9)   Oppenheimer Variable Account Funds
     (10)  Putnam Variable Trust
     (11)  The Universal Institutional Funds, Inc.
     (i) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(3)
     (ii) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(3)
     (iii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(3)
     (iv) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(3)

     (v) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(3)
(i)        Administrative Services Agreements and Amendments.
     (1)   Fidelity Variable Insurance Products
     (2)   Franklin Templeton
     (3)   Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (4)   Invesco Variable Insurance Funds
     (5)   Lord Abbett Series Fund, Inc.
     (6)   The Universal Institutional Funds, Inc.
(j)        Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
(l)        Not Applicable.
(m)        Not Applicable.
(n)        Consent of Deloitte & Touche LLP.
(o)        No financial statement will be omitted.
(p)        Not Applicable.
(q)        Memorandum describing transfer and redemption procedures.(2)
(r)        Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Richard D. Fergesen (6)             Vice President
Michael Fish                        Actuary, Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin (1)                Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Ronald P. Herrmann                  Senior Vice President
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (7)                Actuary, Vice President
Jeannie M. Iannello (8)             Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (9)              Vice President/Regional Sales
Michael LeBoeuf                     Vice President
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (6)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti (3)                  Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (8)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (7)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 7755 3rd Street North, Oakdale, MN 55128

(7)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(8)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(9)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, File No. 333-148814, filed on April 23, 2012.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Hartford Equity Sales Company ("HESCO") acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
NAME                                        WITH UNDERWRITER
-----------------------------------------------------------------------------
Diane Benken (1)           Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)        Vice President/HLPP
Christopher S. Conner (4)  AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)    Vice President/ILD Operations
Brian Murphy (1)           President/ILD Business Line Principal, Chief
                           Executive Officer, Chairman of the Board, Director
Robert E. Primmer (1)      Vice President, Director
Stephen A. Roche (1)       Vice President, Director
Cathleen Shine (1)         Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:       David N. Levenson*                             *By:      /s/ Lisa M. Proch
          ---------------------------------------------            ---------------------------------------------
          David N. Levenson,                                       Lisa M. Proch
          President, Chief Executive Officer, Chairman             Attorney-in-Fact
          of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:       David N. Levenson*
          ---------------------------------------------
          David N. Levenson,
          President, Chief Executive Officer, Chairman
          of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President, Chief
 Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*             *By:     /s/ Lisa M. Proch
                                                                --------------------------------
David N. Levenson, President, Chief Executive                   Lisa M. Proch
 Officer, Chairman of the Board, and Director*                  Attorney-in-Fact
Mark J. Niland, Senior Vice President, and Director*   Date:    April 23, 2012

33-53692

                                 EXHIBIT INDEX

      1.1  Policy Riders
           (a) Accidental Death Benefit Rider
           (b) Deduction Amount Waiver Rider
           (c) Increase in Coverage Option Rider
           (d) Maturity Date Extension Rider
           (e) Term Insurance Rider
           (f) Waiver of Scheduled Premium Rider
           (g) Waiver of Specified Amount Disability Benefit Rider
      1.2  Contracts of Reinsurance
           (a) Continental Insurance Company of Chicago Illinois
           (b) Employers Reassurance Corporation
           (c) Gerling Global Life Insurance Company
           (d) Life Reassurance Corporation of America
           (e) Security Life of Denver Insurance Company
      1.3  Fund Participation Agreements and Amendments
           (a) AllianceBernstein Variable Products Series Fund, Inc.
           (b) American Funds Insurance Series
           (c) Fidelity Variable Insurance Products
           (d) Franklin Templeton Variable Products Trust
           (e) Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
           (f) Invesco Variable Insurance Funds
           (g) Lord Abbett Series Fund, Inc.
           (h) MFS Variable Insurance Trust
           (i) Oppenheimer Variable Account Funds
           (j) Putnam Variable Trust
           (k) The Universal Institutional Funds, Inc.
      1.4  Administrative Services Agreements and Amendments
           (a) Fidelity Variable Insurance Products
           (b) Franklin Templeton
           (c) Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
           (d) Invesco Variable Insurance Funds
           (e) Lord Abbett Series Fund, Inc.
           (f) The Universal Institutional Funds, Inc.
      1.5  Opinion and Consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
      1.6  Consent of Deloitte & Touche LLP.
      1.7  Copy of Power of Attorney.